As filed with the Securities and Exchange Commission on December 30, 2004

1933 Act Registration No. 333-

1940 Act Registration No. 811-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.	☐

(Check appropriate box or boxes)

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Class A, Class B, Class C and Class Y.

AXA ENTERPRISE FUNDS TRUST

Contents of Registration Statement

This Registration Statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Part A -    Prospectus

Part B -    Statement of Additional Information

Part C -    Other Information

Signature Page

Exhibits

[Insert graphics]

AXA ENTERPRISE FUNDS

AXA Enterprise Small Company Growth Fund

AXA Enterprise Small Company Value Fund

AXA Enterprise Capital Appreciation Fund

AXA Enterprise Deep Value Fund

AXA Enterprise Equity Fund

AXA Enterprise Equity Income Fund

AXA Enterprise Growth Fund

AXA Enterprise Growth and Income Fund

AXA Enterprise International Growth Fund

AXA Enterprise Global Financial Services Fund

AXA Enterprise Global Socially Responsive Fund

AXA Enterprise Mergers and Acquisitions Fund

AXA Enterprise Managed Fund

AXA Enterprise Government Securities Fund

AXA Enterprise High-Yield Bond Fund

AXA Enterprise Short Duration Bond Fund

AXA Enterprise Tax-Exempt Income Fund

AXA Enterprise Money Market Fund

PROSPECTUS

                        , 2005

The Securities and Exchange Commission has not approved any fund’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

ENTERPRISE
FUND DISTRIBUTORS
An AXA Financial Company

INTRODUCTION

AXA Enterprise Funds Trust (the “Trust”) is comprised of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A, Class B, Class C and Class Y shares of each of the AXA Enterprise Funds listed on the cover page. Each fund is a diversified fund, except the AXA Enterprise Mergers and Acquisitions Fund, which is a non-diversified fund sometimes referred to as a “sector fund.” Information on each fund, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of a fund is not a fundamental policy and may be changed without a shareholder vote. Some of the funds have a policy to invest at least 80% of their net assets (plus borrowings for investment purposes) in a particular type of investment suggested by their name. These policies may not be changed without providing sixty (60) days’ written notice to shareholders of the relevant fund.

The investment manager to each fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each fund is provided by one or more investment sub-advisers. Information regarding AXA Equitable and the sub-advisers is included under “Management Team” in this prospectus. AXA Equitable may allocate a fund’s assets to additional sub-advisers subject to approval of the Trust’s board of trustees. In addition, AXA Equitable may, subject to the approval of the Trust’s board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, AXA Equitable may not enter into a sub-advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (“1940 Act”)) (“Affiliated Adviser”), such as Boston Advisors, Inc. and Sanford C. Bernstein & Co., LLC, unless the sub-advisory agreement with the Affiliated Adviser is approved by the affected fund’s shareholders.

The distributor for each fund is Enterprise Fund Distributors, Inc.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Table of

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

Manager:	AXA Equitable

Sub-adviser:	Eagle Asset Management, Inc.

Key Terms

•	Growth Investing – An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

•	Small Capitalization Companies – Companies with market capitalization of $2.0 billion or less.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-adviser will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser looks for companies that exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. The sub-adviser uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth and the company’s performance versus its peer group. Generally, the sub-adviser looks for sales growth in excess of 15% for three to five years, and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the fund is actively monitored. The sub-adviser may sell a security for a variety or reasons, such as to invest in a company offering superior investment opportunities. Generally, the sub-adviser will sell securities if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry’s dynamics have negatively changed.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk – The sub-adviser primarily uses a particular style or set of styles – in this case “growth” styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small-capitalization Risk – Risk is greater for the securities of small-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Small Company Growth Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is                     , 1994. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

39.48%	27.80%	9.95%	-3.76%	48.82%	1.12%	-5.25%	-24.40%	23.49%	%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 31.04% (4th quarter 1999)	Worst Quarter (% and time period) -24.36% (3rd quarter 1998)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Russell 2000 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%		5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]		None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	Non	e3	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.98%	0.98%	0.98%	0.98%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.59%	0.59%	0.59%	0.59%
Total operating expenses	2.02%	2.57%	2.57%	1.57%
Waiver/expense reimbursement*	(0.37)%	(0.37)%	(0.37)%	(0.37)%
Net operating expenses	1.65%	2.20%	2.20%	1.20%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$635	$723	$223	$323	$223	$122
3 Years	$1,044	$1,164	$764	$764	$764	$459
5 Years	$1,479	$1,532	$1,332	$1,332	$1,332	$820
10 Years	$2,683	$2,877	$2,877	$2,877	$2,877	$1,836

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE SMALL COMPANY VALUE FUND

Manager:	AXA Equitable

Sub-adviser:	GAMCO Investors, Inc.

Key Terms

•	Value Investing – An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

•	Small Capitalization Companies – Companies with market capitalization of $2.0 billion or less.

Investment Goal

Maximum capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-adviser will utilize a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the sub-adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the fund. The sub-adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk – The sub-adviser primarily uses a particular style or set of styles – in this case “value”

styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small-capitalization Risk – Risk is greater for the securities of small-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Small Company Value Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is May 24, 1995. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

11.83%	44.53%	6.13%	16.60%	6.95%	5.10%	-11.16%	38.57%	%
1996	1997	1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 19.72% (2nd quarter 2003)	Worst Quarter (% and time period) -16.95% (3rd quarter 1998)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Russell 2000 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.41%	0.41%	0.41%	0.41%
Total operating expenses	1.59%	2.14%	2.14%	1.14%

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$629	$717	$217	$317	$217	$116
3 Years	$953	$1,070	$670	$670	$670	$362
5 Years	$1,299	$1,349	$1,149	$1,149	$1,149	$628
10 Years	$2,274	$2,472	$2,472	$2,472	$2,472	$1,386

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE CAPITAL APPRECIATION FUND

Manager:	AXA Equitable

Sub-adviser:	Marsico Capital Management, LLC

Key Term

•	Large Cap Companies – Companies with market capitalization in excess of $10 billion.

Investment Goal

Maximum capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of U.S. large capitalization companies that the sub-adviser believes have the ability to produce above average earnings growth. Such companies typically will demonstrate product leadership and consistently strong financial characteristics. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser focuses on identifying companies expected to produce above average earnings growth. In choosing investments, the sub-adviser utilizes a process that blends top-down economic and industry analysis with bottom-up stock selection. The sub-adviser considers various economic, social and political factors, including global trends, interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape to identify industries and companies that are expected to benefit from the macroeconomic environment. The primary focus in selecting stocks is to identify those companies with market expertise/dominance, durable franchises, improving fundamentals, strong balance sheets, global distribution capabilities and experienced management teams. Valuation is also an important consideration. The sub-adviser may sell a security for a variety or reasons, including the following three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk – The sub-adviser primarily uses a particular style or set of styles – in this case “growth”

styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Small and Mid-capitalization Risk – Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Capital Appreciation Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is May 14, 1998. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

40.04%	-13.77%	-20.06%	-17.09%	32.61%	%
1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 34.70% (4th quarter 1999)	Worst Quarter (% and time period) -17.94% (3rd quarter 2001)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
S&P 500 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.45%	0.45%	0.45%	0.45%
Total operating expenses	1.63%	2.18%	2.18%	1.18%

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$633	$721	$221	$321	$221	$120
3 Years	$965	$1,082	$682	$682	$682	$375
5 Years	$1,319	$1,369	$1,169	$1,169	$1,169	$649
10 Years	$2,316	$2,513	$2,513	$2,513	$2,573	$1,432

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE DEEP VALUE FUND

Manager:	AXA Equitable

Sub-adviser:	Barrow, Hanley, Mewhinney & Strauss, Inc.

Key Terms

•	Value Investing – An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

•	Large Cap Companies – Companies with market capitalization in excess of $10 billion.

Investment Goal

Total return through capital appreciation with income as a secondary consideration.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of U.S. large capitalization companies that the sub-adviser believes are undervalued. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies. In addition, the fund may invest up to 20% of its assets in foreign securities.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser will utilize a value-oriented investment style that emphasizes companies whose stocks are undervalued based on certain financial measurements, including price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the sub-adviser utilizes a bottom-up process that involves researching and evaluating companies for potential investment. Undervalued or “deep value” stocks are generally those that are out of favor with investors and presently trading at prices that the sub-advisor feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price-to-earnings or price-to-book ratios. [The sub-adviser’s bottom-up process includes ranking current holdings and potential investments on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return and appreciation potential. It is expected that the average price-to-earnings ratio of the fund’s stocks will be lower than the average of the Russell 1000 Value Index. The sub-adviser may sell a security for a variety of reasons, however, existing holdings are generally sold as they approach their target price reflecting a diminishing opportunity for incremental relative return.]

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing [and Emerging Markets] Risk – The value of the fund’s investments in foreign securities that fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. [These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.]

•	Investment Style Risk – The sub-adviser primarily uses a particular style or set of styles – in this case “value” styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Small and Mid-capitalization Risk – Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Deep Value Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is May 31, 2001. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

-22.61%	29.45%	%
2002	2003	2004

Best Quarter (% and time period) 16.87% (2nd quarter 2003)	Worst Quarter (% and time period) -20.00% (3rd quarter 2002)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Russell 1000 Value Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.70%	0.70%	0.70%	0.70%
Total operating expenses	1.88%	2.43%	2.43%	1.43%
Waiver/expense reimbursement*	0.38%	0.38%	0.38%	0.38%
Net operating expenses	1.50%	2.05%	2.05%	1.05%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$620	$708	$208	$308	$208	$107
3 Years	$1,003	$1,121	$721	$721	$721	$415
5 Years	$1,409	$1,461	$1,261	$1,261	$1,261	$745
10 Years	$2,542	$2,738	$2,738	$2,738	$2,738	$1,680

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE EQUITY FUND

Manager:	AXA Equitable

Sub-adviser:	TCW Investment Management Company

Key Terms

•	Large Cap Companies – Companies with market capitalization in excess of $10 billion.

Investment Goal

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The fund intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the sub-adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment.

The fund also may invest in equity securities of small- and mid-capitalization companies. In addition, the fund may invest up to 20% of its assets in foreign securities, provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts (“ADRs”) or European Depositary Receipts (“EDRs”) listed on a domestic securities exchange or traded in the United States over-the-counter market.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser generally selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. The sub-adviser may sell a security for a variety or reasons, including to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing [and Emerging Markets] Risks – The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. [These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.]

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Small and Mid-capitalization Risk – Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Equity Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is October 14, 1998. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

17.89%	-4.26%	-18.21%	-29.44%	-51.15%	%
1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 24.79% (4th quarter 2001)	Worst Quarter (% and time period) -24.79% (3rd quarter 2001)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
S&P 500 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.46%	0.46%	0.46%	0.46%
Total operating expenses	1.64%	2.19%	2.19%	1.19%
Waiver/expense reimbursement*	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Net operating expenses	1.60%	2.15%	2.15%	1.15%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$630	$718	$218	$318	$218	$117
3 Years	$964	$1,081	$681	$681	$681	$374
5 Years	$1,321	$1,371	$1,171	$1,171	$1,171	$650
10 Years	$2,323	$2,521	$2,521	$2,521	$2,521	$1,440

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE EQUITY INCOME FUND

Manager:	AXA Equitable

Sub-adviser:	Boston Advisors, Inc.

Key Terms

•	Large Cap Companies – Companies with market capitalization in excess of $10 billion.

Investment Goal

Total return through a combination of growth and income investing.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The fund intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	[Investment Style Risk – The sub-adviser primarily uses a particular style or set of styles – in this case “value” styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price.]

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-capitalization Risk – Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Equity Income Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is January 22, 1998. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

7.69%	5.93%	-11.44%	-14.85%	26.99%	%
1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 16.16% (4th quarter 2003)	Worst Quarter (% and time period) -17.57% (3rd quarter 2002)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
S&P 500 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.44%	0.44%	0.44%	0.44%
Total operating expenses	1.62%	2.17%	2.17%	1.17%
Waiver/expense reimbursement*	(0.12)%	(0.12)%	(0.12)%	(0.12)%
Net operating expenses	1.50%	2.05%	2.05%	1.05%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$620	$708	$208	$308	$107	$
3 Years	$951	$1,068	$668	$668	$360	$
5 Years	$1,304	$1,353	$1,153	$1,153	$632	$
10 Years	$2,296	$2,494	$2,494	$2,494	$1,410	$

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GROWTH FUND

Manager:	AXA Equitable

Sub-adviser:	Montag & Caldwell, Inc.

Key Terms

•	Core Investing – An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

•	Large Cap Companies – Companies with market capitalization in excess of $10 billion.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the fund generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Growth Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is August 8, 1996. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

32.40%	32.09%	22.52%	-7.49%	-12.94%	-22.97%	16.82%	%
1997	1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 27.52% (4th quarter 1998)	Worst Quarter (% and time period) -15.50% (1st quarter 2001)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
S&P 500 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.37%	0.37%	0.37%	0.37%
Total operating expenses	1.55%	2.10%	2.10%	1.10%

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$625	$713	$213	$313	$213	$112
3 Years	$941	$1,058	$658	$658	$658	$350
5 Years	$1,280	$1,329	$1,129	$1,129	$1,129	$606
10 Years	$2,233	$2,431	$2,431	$2,431	$2,431	$1,340

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GROWTH AND INCOME FUND

Manager:	AXA Equitable

Sub-adviser:	UBS Global Asset Management (Americas) Inc.

Key Terms

•	Large Cap Companies – Companies with market capitalization in excess of $10 billion.

Investment Goal

Total return through capital appreciation with income as a secondary consideration.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies. The fund also may invest in companies that have the potential to provide dividend income.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the sub-adviser’s assessment of what the security is worth) and its market price. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management ream, competitive advantage and core competencies. The sub-adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-capitalization Risk – Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Growth and Income Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is                     . The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

36.19%	24.44%	27.65%	17.08%	33.59%	0.44%	-13.90%	-26.36%	27.33%	%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 19.50% (4th quarter 1998)	Worst Quarter (% and time period) -19.21% (3rd quarter 2002)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
S&P 500 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.54%	0.54%	0.54%	0.54%
Total operating expenses	1.72%	2.27%	2.27%	1.27%
Waiver/expense reimbursement*	(0.22)%	(0.22)%	(0.22)%	(0.22)%
Net operating expenses	1.50%	2.05%	2.05%	1.05%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$620	$708	$208	$308	$208	$107
3 Years	$971	$1,088	$688	$688	$688	$381
5 Years	$1,344	$1,395	$1,195	$1,195	$1,195	$676
10 Years	$2,391	$2,588	$2,588	$2,588	$2,588	$1,515

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

Manager:	AXA Equitable

Sub-adviser:	SSgA Funds Management, Inc.

Key Terms

•	International Investing – Focuses primarily on companies organized or headquartered outside of the U.S.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets in the equity securities of foreign companies that the sub-adviser believes are undervalued. Foreign companies include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The fund does not limit its investments to issuers within a specific market capitalization range but generally invests in large capitalization companies (i.e., those with market capitalization in excess of $10 billion at the time of investment). The fund generally diversifies its investments among European, Australiasian and Far East (“EAFE”) markets.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser uses a bottom-up stock selection process that seeks to identify companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser seeks to identify and invest in those foreign companies that it believes are and will remain globally dominant over the long term. These companies tend to be highly capitalized “blue chip” names and have established success relative to their global peers in sustained profitability. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Currency Risk – The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing and Emerging Markets Risks – The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise International Growth Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is July 5, 1995. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

12.86%	5.21%	14.73%	40.39%	-19.53%	-29.93%	-19.46%	30.51%	____%
1996	1997	1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 31.27% (4th quarter 1999)	Worst Quarter (% and time period) -27.82% (3rd quarter 2002)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
MSCI EAFE Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.60%	0.60%	0.60%	0.60%
Total operating expenses	1.88%	2.43%	2.43%	1.43%
Waiver/expense reimbursement*	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Net operating expenses	1.85%	2.40%	2.40%	1.40%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$654	$743	$243	$343	$243	$143
3 Years	$1,035	$1,155	$755	$755	$755	$449
5 Years	$1,440	$1,493	$1,293	$1,293	$1,293	$779
10 Years	$2,569	$2,764	$2,764	$2,764	$2,764	$1,710

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

Manager:	AXA Equitable

Sub-adviser:	Sanford C. Bernstein & Co., LLC

Key Terms

•	Sector Fund – A fund that invests in only a subset of the overall [equity] market, in this case the Financial Services Sector.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of domestic and foreign financial services companies. The fund generally considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate financing firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line property and casualty, life insurance companies and insurance holding companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser utilizes an investment approach that combines fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser employs a long-term approach to forecasting the earnings and growth potential of companies and attempts to construct a global portfolio that will produce maximum returns at a given risk level. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Currency Risk – The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Financial Services Sector Risk – The value of the fund’s shares is particularly vulnerable to factors affecting the financial services sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.

•	Foreign Investing and Emerging Markets Risks – The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Global Financial Services Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is October 1, 1998. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

-4.51%	22.39%	-7.89%	-8.80%	38.67%	____%
1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 24.43% (2nd quarter 2003)	Worst Quarter (% and time period) -23.67% (3rd quarter 2002)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
MSCI World Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%		5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]		None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	Non	e3	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.64%	0.64%	0.64%	0.64%
Total operating expenses	1.92%	2.47%	2.47%	1.47%
Waiver/expense reimbursement*	(0.17)%	(0.17)%	(0.17)%	(0.17)%
Net operating expenses	1.75%	2.30%	2.30%	1.30%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$644	$733	$233	$333	$233	$132
3 Years	$1,034	$1,153	$753	$753	$753	$448
5 Years	$1,447	$1,500	$1,300	$1,300	$1,300	$787
10 Years	$2,599	$2,793	$2,793	$2,793	$2,793	$1,743

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

Manager:	AXA Equitable

Sub-adviser:	Rockefeller & Co., Inc.

Key Terms

•	Sector Fund – A fund that invests in only a subset of the overall [equity] market, in this case the Socially Responsive Sector.

Investment Goal

Total return.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of companies that the sub-adviser believes are socially responsive and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far East. The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock.

The term “responsive” is used to distinguish between absolute and relative standards of corporate social responsibility. The sub-adviser believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the sub-adviser actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsive investment vehicles, the fund does not invest in companies that are known to ignore human rights issues, violate environmental laws and regulations, have significant and continuing records of discrimination or unfair labor practices, or companies that have a history of poor governance. The fund also does not invest in companies that derive more than 2% of their revenue from alcohol, tobacco, gambling, weapons or weapons systems. The fund avoids companies that produce, own or operate nuclear power plants, and companies that conduct unnecessary product testing on animals for personal care products or that do not subscribe to and rigorously enforce appropriate care standards for legally required animal testing. The sub-adviser believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the fund seeks to invest in companies that the sub-adviser believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser uses an investment approach that seeks to combine social criteria with the investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The sub-adviser will select growth and/or value stocks depending on their relative attractiveness. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Currency Risk – The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Socially Responsible Sector Risk – The fund may be restricted by its focus on socially responsive investing and therefore, the investments that the sub-adviser selects may underperform other investments or the stock markets generally.

•	Foreign Investing and Emerging Markets Risks – The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries. In addition, information regarding foreign companies may not be as readily available as information for U.S. companies, therefore, it may be difficult to determine whether foreign companies meet the same social criteria as U.S. companies.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Global Socially Responsive Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is September 29, 2000. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

-10.28%	-17.96%	26.92%	____%
2001	2002	2003	2004

Best Quarter (% and time period) 14.18% (4th quarter 2003)	Worst Quarter (% and time period) -17.22% (3rd quarter 2002)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
MSCI World Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%		5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]		None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	Non	e3	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.88%	0.88%	0.88%	0.88%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	1.20%	1.20%	1.20%	1.20%
Total operating expenses	2.53%	3.08%	3.08%	2.08%
Waiver/expense reimbursement*	(0.78)%	(0.78)%	(0.78)%	(0.78)%
Net operating expenses	1.75%	2.30%	2.30%	1.30%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$644	$733	$233	$333	$233	$132
3 Years	$1,154	$1,278	$878	$878	$878	$576
5 Years	$1,690	$1,748	$1,548	$1,548	$1,548	$1,047
10 Years	$3,149	$3,338	$3,338	$3,338	$3,338	$2,348

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

Manager:	AXA Equitable

Sub-adviser:	GAMCO Investors, Inc.

Key Terms

•	Sector Fund – A fund that invests in only a subset of the overall [equity] market, in this case the Mergers and Acquisitions Sector.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of companies believed to be likely acquisition targets within 12 to 18 months. The fund also may engage in arbitrage transactions by investing in the equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the sub-adviser determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the fund may purchase the selling company’s securities, offering the fund the possibility of returns in excess of the return on cash equivalents with a limited risk of excessive loss of capital. The fund does not limit its investment to issuers within a specific market capitalization range.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock. It is expected that the fund will have a high portfolio turnover rate of 150% or more.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

[Insert description of buy/sell discipline.]

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Derivatives Risk – A fund’s investment in derivatives may rise or fall more rapidly than other investments

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Small and Mid-capitalization Risk – Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Non-Diversification Risk – As a non-diversified mutual fund, more of the fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Portfolio Turnover Risk – The fund does not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund’s distributions may have on shareholders. The fund may engage in active or frequent trading of portfolio securities to achieve its principal investment strategy. High portfolio turnover may increase trading costs, which could lower performance.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Mergers and Acquisitions Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is May 31, 2001. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

-2.87%	16.06%	%
2002	2003	2004

Best Quarter (% and time period) 7.30% (2nd quarter 2003)	Worst Quarter (% and time period) -4.92% (3rd quarter 2002)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
S&P 500 Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.88%	0.88%	0.88%	0.88%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.41%	0.41%	0.41%	0.41%
Total operating expenses	1.74%	2.29%	2.29%	1.29%

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$643	$732	$232	$332	$232	$131
3 Years	$997	$1,115	$715	$715	$715	$409
5 Years	$1,374	$1,425	$1,225	$1,225	$1,225	$708
10 Years	$2,429	$2,626	$2,626	$2,626	$2,626	$1,556

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE MANAGED FUND

Manager:	AXA Equitable

Sub-adviser:	Wellington Management Company, LLP

Key Terms

•	Large Cap Companies - Companies with market capitalization in excess of $10 billion.

Investment Goal

Growth of capital over time.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 65% of its net assets, plus borrowings for investment purposes, in equity securities. The fund also intends to invest 30% of fund assets in fixed income securities and 5% of fund assets in cash and cash equivalents. The fund intends to invest primarily in large-cap companies with market capitalization in excess of $10 billion, however, the fund may invest in companies of any size.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock. The sub-adviser has discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%. In addition, the fund may also invest up to 20% of assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-adviser will utilize an investment style that emphasizes common stocks, bonds and cash equivalents. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The strategy for the equity portion of the fund is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The sub-adviser may sell a security for a variety or reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Credit/Default Risk – The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Currency Risk – The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Equity Risk – Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing [and Emerging Markets] Risks – The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. [These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.]

•	Interest Rate Risk – The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Small and Mid-capitalization Risk – Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Managed Fund (the “Enterprise Fund”). On April __, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is July 5, 1995. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

22.63%	21.60%	7.20%	7.94%	0.83%	-11.36%	-21.55%	20.91%	%
1996	1997	1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period)	Worst Quarter (% and time period)
13.55% (2nd quarter 1997)	-16.38% (3rd quarter 2001)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception
Class A – Return Before Taxes	%	%	%	%
Return After Taxes on Distributions	%	%	%	%
Return After Taxes on Distributions & Sales of Fund Shares	%	%	%	%
Class B – Return Before Taxes	%	%	%	%
Return After Taxes on Distributions	%	%	%	%
Return After Taxes on Distributions & Sales of Fund Shares	%	%	%	%
Class C – Return Before Taxes	%	%	%	%
Return After Taxes on Distributions	%	%	%	%
Return After Taxes on Distributions & Sales of Fund Shares	%	%	%	%
Class Y – Return Before Taxes	%	%	%	%
Return After Taxes on Distributions	%	%	%	%
Return After Taxes on Distributions & Sales of Fund Shares	%	%	%	%
S&P 500 Index *	%	%	%	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A		Class B		Class C		Class Y
Management fee	0.75%		0.75%		0.75%		0.75%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%		1.00%		1.00%		None
Other expenses	____	%	____	%	____	%	____	%
Total operating expenses	____	%	____	%	____	%	____	%
Waiver/expense reimbursement*	____	%	____	%	____	%	____	%
Net operating expenses	1.45%		2.00%		2.00%		1.00%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$	$	$	$	$	$
3 Years	$	$	$	$	$	$
5 Years	$	$	$	$	$	$
10 Years	$	$	$	$	$	$

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

Manager:	AXA Equitable

Sub-adviser:	TCW Investment Management Company

Key Terms

•	U.S. Government Securities – Securities that are obligations of the U.S. Government, its agencies or instrumentalities.

Investment Goal

Current income and safety of principal.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities that are obligations of the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. Securities issued by agencies or instrumentalities of the U.S. Government include those issued by the Government National Mortgage Association (“GNMA Certificates”), Fannie Mae and Freddie Mac.

Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. GNMA Certificates are examples of full faith and credit securities, which means that the payment of principal and interest is guaranteed, but yield and market value are not. Securities issued by agencies or instrumentalities that may be chartered or sponsored by Acts of Congress, but are not backed by the full faith and credit of the United States, include Fannie Mae and Freddie Mac. Such securities are supported by the ability to borrow from the U.S. Treasury.

The fund may invest primarily in mortgage-backed securities and may, to a limited extent, invest in collateralized mortgage obligations (“CMOs”). The fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

[Insert description of buy/sell discipline.]

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Interest Rate Risk – The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Mortgage-Backed and Asset-Backed Securities Risk – The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Government Securities Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is July 17, 1997. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

7.30%	1.04%	11.28%	8.07%	9.37%	2.59%	%
1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 4.83% (3rd quarter 2001)	Worst Quarter (% and time period) -0.48% (2nd quarter 1999)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Lehman Brothers Intermediate Government Bond Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class’ Y
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.49%	0.49%	0.49%	0.49%
Total operating expenses	1.52%	2.07%	2.07%	1.07%
Waiver/expense reimbursement*	(0.27)%	(0.27)%	(0.27)%	(0.27)%
Net operating expenses	1.25%	1.80%	1.80%	0.80%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$596	$683	$183	$283	$183	$82
3 Years	$907	$1,023	$623	$623	$623	$314
5 Years	$1,240	$1,289	$1,089	$1,089	$1,089	$564
10 Years	$2,180	$2,379	$2,379	$2,379	$2,379	$1,281

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE HIGH-YIELD BOND FUND

Manager:	AXA Equitable

Sub-adviser:	Caywood-Scholl Capital Management

Key Terms

•	Below Investment Grade Bonds – Bonds rated BB or lower by ratings agencies and pay a higher yield to compensate for its greater risk.

Investment Goal

Maximum current income.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade. The fund generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or B- to BB+ by Standard & Poor’s Corporation (“S&P”), which are commonly known as “junk bonds.”

The fund generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by S&P or which, if unrated, in the judgment of the sub-adviser have characteristics of such lower-grade bonds). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the fund, the sub-adviser has discretion to hold or liquidate the security. Subject to these restrictions, under normal circumstances, up to 20% of the fund’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the sub-adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents. The fund may have a high portfolio turnover rate in excess of 100%.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser utilizes a top-down approach that seeks to identify industries and companies that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the sub-adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Credit/Default Risk – The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Currency Risk – The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Derivatives Risk – The fund’s investment in derivatives may rise or fall more rapidly than other investments.

•	Foreign Investing and Emerging Markets Risks – The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Interest Rate Risk – The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a fund.

•	Lower-Rated Securities Risk – Bonds rated below investment grade (i.e., BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. For more information, see “Lower-Rated Securities Risk” in “More About Strategies & Risks.”

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Portfolio Turnover Risk – The fund does not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund’s distributions may have on shareholders. The fund may engage in active or frequent trading of portfolio securities to achieve its principal investment strategy. High portfolio turnover may increase trading costs, which could lower performance.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise High-Yield Bond Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is July 25, 1997. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

2.57%	4.30%	-2.52%	6.32%	0.29%	20.41%	%
1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 7.01% (2nd quarter 2003)	Worst Quarter (% and time period) -5.72% (3rd quarter 1998)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Lehman Brothers Corporate High Yield Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.37%	0.37%	0.37%	0.37%
Total operating expenses	1.42%	1.97%	1.97%	0.97%
Waiver/expense reimbursement*	(0.12)%	(0.12)%	(0.12)%	(0.12)%
Net operating expenses	1.30%	1.85%	1.85%	0.85%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$601	$688	$188	$288	$188	$87
3 Years	$892	$1,007	$607	$607	$607	$297
5 Years	$1,204	$1,251	$1,051	$1,051	$1,051	$525
10 Years	$2,086	$2,286	$2,286	$2,286	$2,286	$1,179

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE SHORT DURATION BOND FUND

Manager:	AXA Equitable

Sub-adviser:	MONY Capital Management, Inc.

Key Terms

•	Duration – A measure of how much a bond’s price fluctuates with changes in interest rates.

Investment Goal

Current income with reduced volatility of principal.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The fund intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” in its portfolio. The fund will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The fund seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The fund may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the fund will range from one to four years. The fund may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The fund may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the fund’s exposure to investment risks.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

[Insert description of buy/sell discipline.]

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Credit/Default Risk – The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Foreign Investing and Emerging Markets Risks – The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Interest Rate Risk – The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Investment Grade Securities Risk – Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Short Duration Bond Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is November 29, 2002. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

3.28%	_____%
2003	2004

Best Quarter (% and time period) 1.24% (2nd quarter 2003)	Worst Quarter (% and time period) -0.34% (4th quarter 2003)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Lehman Brothers 1-3 Government Credit Index*	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.25%	1.00%	1.00%	None
Other expenses	0.53%	0.53%	0.53%	0.53%
Total operating expenses	1.21%	1.96%	1.96%	0.96
Waiver/expense reimbursement*	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Net operating expenses	0.90%	1.65%	1.65%	0.65%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$562	$668	$168	$268	$168	$66
3 Years	$812	$985	$585	$585	$585	$275
5 Years	$1,080	$1,229	$1,029	$1,029	$1,029	$501
10 Years	$1,845	$2,260	$2,260	$2,260	$2,260	$1,150

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

Manager:	AXA Equitable

Sub-adviser:	MBIA Capital Management Corp

Key Terms

•	Tax-Exempt Income Investments – Investments from which the income is exempt from federal income tax.

Investment Goal

High level of current income exempt from federal income tax, with consideration given to preservation of principal.

Principal Investment Strategies

[As a matter of fundamental policy,] under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investments, the income from which is exempt from federal income tax. The fund generally will invest in investment grade municipal securities. The issuers of these securities may be located in any state, territory or possession of the United States. It is expected that the fund will have an average weighted maturity that ranges from 10 to 25 years.

The fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

The fund may also use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

The sub-adviser attempts to identify and invest in municipal issuers with improving credit and to avoid those with deteriorating credit by analyzing municipalities, their credit risk, market trends and investment cycles. The sub-adviser will actively manage the fund’s average maturity and may utilize futures contracts and options on futures as a defensive measure according to its judgment of anticipated changes in interest rates. During periods of rising interest rates and falling prices, the sub-adviser may adopt a shorter weighted average maturity to reduce the impact of bond price declines on the fund’s net asset value. When rates are falling and prices are rising, the sub-adviser may adopt a longer weighted average maturity. The sub-adviser may sell a security for a variety of reasons, such as to invest in securities offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Credit/Default Risk – The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Interest Rate Risk – The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Investment Grade Securities Risk – Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•	Issuer-Specific Risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Tax-Exempt Income Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is November 17, 1998. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

-2.32%	11.15%	3.56%	9.66%	4.83%	%
1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 5.11% (3rd quarter 2002)	Worst Quarter (% and time period) -1.92% (2nd quarter 1999)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Lehman Brothers Municipal Bond Index *	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	4.75%	5.00%	1.00%	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]	5.00%[4]	1.00%[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%	2.00%	2.00%	2.00%

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”

(3)	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.

(4)	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”

(5)	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”

(6)	If you redeem or exchange shares of the fund (excluding redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.39%	0.39%	0.39%	0.39%
Total operating expenses	1.32%	1.87%	1.87%	0.87%
Waiver/expense reimbursement*	(0.22)%	(0.22)%	(0.22)%	(0.22)%
Net operating expenses	1.10%	1.65%	1.65%	0.65%

*	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager and the Sub-advisers – Expense Limitation Agreement.”

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$582	$668	$168	$268	$168	$66
3 Years	$853	$966	$566	$566	$566	$256
5 Years	$1,144	$1,191	$991	$991	$991	$461
10 Years	$1,971	$2,172	$2,172	$2,172	$2,172	$1,052

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

AXA ENTERPRISE MONEY MARKET FUND

Manager:	AXA Equitable

Sub-adviser:	JP Morgan Investment Management, Inc.

Key Terms

•	Money Market Fund – A fund consisting of high quality short-term debt securities that is committed to maintaining a net asset value of $1.00 per share. Dividends are calculated daily and paid monthly.

Investment Goal

Highest possible level of current income consistent with preservation of capital and liquidity.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest only in short-term, high quality dollar-denominated securities. These securities may be issued by U.S. companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states and municipalities and international organizations, such as the World Bank and the International Monetary Fund. The fund may also invest in repurchase agreements based on these securities.

The fund will maintain a weighted average portfolio maturity of 90 days or less, and will not invest in securities with remaining maturities of more than 13 months. The sub-adviser will actively manage the fund’s average maturity based on current interest rates and its outlook on the market.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects a sub-adviser to manage the fund’s assets. AXA Equitable monitors the sub-adviser and may dismiss, replace or add a sub-adviser subject to the approval of the Trust’s board of trustees.

In choosing investments, the sub-adviser searches for the best values on securities that meet the fund’s credit and maturity requirements. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

All securities purchased by the fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which is designed to mitigate the risk of loss. There must a reasonable expectation that at any time until the final maturity of a floating or variable rate instrument or the period remaining until the principal amount can be recovered through demand, the market value of the floating or variable rate instrument will approximate its amortized cost.

Principal Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per shares, it is possible to lose money by investing in the fund.

The principal risks presented by the fund are:

•	Credit/Default Risk – The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Interest Rate Risk – The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Portfolio Management Risk – The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk – The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Money Market Fund (the “Enterprise Fund”). On April     , 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is July 17, 1997. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

5.04%	4.81%	6.05%	3.71%	1.34%	0.68%	%
1998	1999	2000	2001	2002	2003	2004

Best Quarter (% and time period) 1.57% (4th quarter 2000)	Worst Quarter (% and time period) 0.12% (4th quarter 2003)

Average Annual Total Returns for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year		5 Years		10 Years		Since Inception
Class A – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class B – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class C – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Class Y – Return Before Taxes	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions	_____	%	_____	%	_____	%	_____	%
Return After Taxes on Distributions & Sales of Fund Shares	_____	%	_____	%	_____	%	_____	%
Prime Commercial Paper Rate 30 Day Index*	_____	%	_____	%	_____	%	_____	%

*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmarks.”

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)[1]	None	None	None	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)[2]	None	None	None	None

(1)	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.

(2)	When you exchange shares of another fund into shares of the Money Market Fund, the holding period for purposes of determining the contingent deferred sales charge will continue to run while you hold your shares of the Money Market Fund. If you redeem those shares of the Money Market Fund, the applicable CDSC will apply. See “How Sales Charges are Calculated.”

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Class A	Class B	Class C	Class Y
Management fee	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	None	None	None	None
Other expenses [1]	0.36%	0.36%	0.36%	0.36%
Total operating expenses	0.69%	0.69%	0.69%	0.69%

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$70	$70	$70	$70	$70	$70
3 Years	$221	$221	$221	$221	$221	$221
5 Years	$384	$384	$384	$384	$384	$384
10 Years	$859	$859	$859	$859	$859	$859

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

MORE ABOUT INVESTMENT STRATEGIES & RISKS

The funds have principal investment strategies that come with inherent risk. Each fund’s principal risks are described in its principal risks section. The following is a list of additional risks to which each fund may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all funds.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivatives Risk. Each of the funds, except the Money Market fund, may invest in derivatives. A fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Foreign Investing and Emerging Markets Risks. Each of the fund, except the Government Securities Fund and the Tax-Exempt Income Fund may invest in foreign securities. The value of a fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Illiquid & Restricted Securities Risk. Each of the funds, except the Money Market Fund, may invest in illiquid and restricted securities. Illiquid securities are securities that a fund cannot sell on an open market. This means that a fund might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security. Restricted securities are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security’s liquidity.

Information Risk. The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk. When interest rates decline, the value of a fund’s debt securities generally rises. Conversely, when interest rates rise, the value of a fund’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.

Lending Risk. If a fund lends securities, there is a risk that the securities will not be available to the fund on a timely basis, and the fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Leverage Risk. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a fund.

Lower-Rated Securities Risk. Each of the funds, except the Government Securities Fund, the Money Market Fund, the Short Duration Bond Fund and the Tax-Exempt Income Fund, may invest in lower-rated securities. Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the fund’s net asset value. The fund investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Credit Quality Risk. It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the price of the bond.

Market Risk. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company’s financial condition as well as overall market and economic conditions.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political Risk. The risk of losses directly attributable to government or political actions.

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to a fund, which may result in higher fund expenses. The sale of fund securities may result in the recognition of capital gains or loss, which can create adverse tax results on shareholders.

Short Sale Risk. The Funds may engage in covered short sales. A “short sale” is the sale by the funds of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the funds will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the funds may have to cover short positions at a higher price than the short sale price, resulting in a loss. In a covered short sale, a fund either (1) borrows and sells securities it already owns (also known as a short sale “against the box”), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

Special Situations Risk. Certain funds may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the fund.

Unseasoned Companies Risk. Certain funds may invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Valuation Risk. The risk that a fund has valued certain securities higher than it can sell them for.

Additional Investment Strategies

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the funds. For further information about the investment strategies, see the funds’ Statement of

Additional Information (“SAI”). A description of the Trust’s policies and procedures with respect to the disclosure of the funds’ portfolio securities is available (i) in the Trust’s SAI and (ii) on the funds’ website [if applicable].

Derivatives. Each of the funds, except the Money Market Fund, can use “derivative” instruments to seek enhance returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of “derivatives.”

Foreign Investing. The funds may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

Initial Public Offerings (“IPOs”). Some of the funds may participate in the IPO market, and a significant portion of those funds’ returns may be attributable to their investment in IPOs, which have a magnified impact on funds with small asset bases. There is no guarantee that as those funds’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Portfolio Turnover. The funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund’s distributions may have on shareholders. The funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Securities Lending. For purposes of realizing additional income, each fund may lend its portfolio securities to broker-dealers approved by the Trust’s board of trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

MANAGEMENT TEAM

The Manager and the Sub-advisers

The Manager

AXA Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each fund. AXA Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, AXA Equitable has a variety of responsibilities for the general management and administration of the Trust and the funds, including the selection of sub-advisers. AXA Equitable plays an active role in monitoring each fund and sub-adviser and uses systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. AXA Equitable also monitors each sub-adviser’s portfolio management team to ensure that investment activities remain consistent with the funds’ investment style and objectives.

Beyond performance analysis, AXA Equitable monitors significant changes that may impact the sub-adviser’s overall business. AXA Equitable monitors continuity in the sub-adviser’s operations and changes in investment personnel and senior management. AXA Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, AXA Equitable obtains detailed, comprehensive information concerning fund and sub-adviser performance and fund operations that is used to supervise and monitor the sub-advisers and the fund operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which fund performance is measured.

AXA Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the funds. AXA Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a fund’s assets subject to the approval of the Trust’s board of trustees. AXA Equitable also has discretion to allocate each fund’s assets among the fund’s sub-advisers. AXA Equitable recommends sub-advisers for each fund to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the funds are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and AXA Equitable does not expect to recommend frequent changes of sub-advisers.

AXA Equitable has received an exemptive order from the SEC to permit it and the board of trustees to select and replace a fund’s sub-advisers and to amend the sub-advisory agreements between AXA Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, AXA Equitable is able, subject to the approval of the board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. When a new sub-adviser is retained for a fund, shareholders would receive notice of such action. However, AXA Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected fund’s shareholders. Both Boston Advisors, Inc. and Sanford C. Bernstein & Co., LLC are affiliates of AXA Equitable.

A discussion regarding the basis for the decision by the Trust’s board of trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the sub-advisers is available in the Trust’s Statement of Additional Information.

The Sub-advisers

Each fund’s investments are selected by one or more sub-advisers. The following describes each fund’s sub-adviser, portfolio manager(s) and each portfolio manager’s business experience.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”) serves as the sub-adviser to the AXA Enterprise Deep Value Fund. MHMS has been providing investment counseling since 1979 and is a wholly owned subsidiary of Old Mutual Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. As of December 31, 2004, BHMS had approximately $             in assets under management.

Boston Advisors, Inc. (“Boston Advisors”) serves as the sub-adviser to the AXA Enterprise Equity Income Fund. Boston Advisors has been providing investment counseling services since 1971 and is a wholly owned subsidiary of The Advest Group, Inc., which is a wholly owned subsidiary of AXA Financial, Inc. As of December 31, 2004, Boston Advisors had approximately $             in assets under management.

Caywood-Scholl Capital Management (“Caywood-Scholl”) serves as the sub-adviser the AXA Enterprise High-Yield Bond Fund. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986 and is a wholly owned subsidiary of RCM US Holdings LLC, which is an indirect subsidiary of Allianz AG. As of December 31, 2004, Caywood-Scholl had approximately $             in assets under management.

Eagle Asset Management, Inc. (“Eagle”) serves as the sub-adviser to the AXA Enterprise Small Company Growth Fund. Eagle has been providing investment counseling services since 1976 and is a wholly owned subsidiary of Raymond James Financial, Inc. As of December 31, 2004, Eagle had approximately $             in assets under management.

GAMCO Investors, Inc. (“GAMCO”) serves as the sub-adviser to the AXA Enterprise Small Company Value Fund and the AXA Enterprise Mergers and Acquisitions Fund. GAMCO and its predecessor, Gabelli & Company, Inc., have provided investment advisory services since 1976. GAMCO is a wholly owned subsidiary of Gabelli Asset Management Inc. As of December 31, 2004, GAMCO had approximately $             in assets under management.

JP Morgan Investment Management, Inc. (“JPMIM”) serves as the sub-adviser to the AXA Enterprise Money Market Fund. JPMIM has provided investment management services to corporations, governments, endowments and retirement plans since              and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. As of December 31, 2004, JPMIM had approximately $             in assets under management.

Marsico Capital Management, LLC. (“Marsico”) serves as the sub-adviser to the AXA Enterprise Capital Appreciation Fund. Marsico has been providing investment advisory services since 1997 and is a wholly owned indirect subsidiary of Bank of America Corp. As of December 31, 2004, Marsico had approximately $             in assets under management.

MBIA Capital Management Corp. (“MBIA”) serves as the sub-adviser to the AXA Enterprise Tax-Exempt Income Fund. MBIA has provided investment advisory services since 1990 and is a wholly owned subsidiary of MBIA, Inc. As of December 31, 2004, MBIA had approximately $             in assets under management.

Montag & Caldwell, Inc. (“Montag & Caldwell”) serves as the sub-adviser to the AXA Enterprise Growth Fund. Montag & Caldwell has been engaged in the business of providing investment counseling to individuals and institutions since 1945 and is a subsidiary of ABN AMRO Asset Management Holdings, Inc., which is a wholly owned subsidiary of ABN AMRO North America Holding Company. As of December 31, 2004, Montag & Caldwell had approximately $             in assets under management.

MONY Capital Management, Inc. (“MONY Capital”) serves as the sub-adviser to the AXA Enterprise Short Duration Bond Fund. MONY Capital has provided fixed income investment advisory services since              and is an indirect wholly owned subsidiary of AXA Financial, Inc. As of December 31, 2004, MONY Capital had approximately $             in assets under management.

Rockefeller & Co., Inc. (“Rockefeller”) serves as the sub-adviser to the AXA Enterprise Global Socially Responsive Fund. Rockefeller has provided investment advisory services since 1979 and is a wholly owned subsidiary of Rockefeller Financial Services, Inc., which is owned by or for the benefit of the members of the Rockefeller family

through the Rockefeller Trust. As of December 31, 2004, Rockefeller had approximately $             in assets under management.

Sanford C. Bernstein & Co., LLC (“Sanford Bernstein”) serves as the sub-adviser to the AXA Enterprise Global Financial Services Fund. Sanford Bernstein has provided investment advisory services since              and is an indirect wholly owned subsidiary of Alliance Capital Management, L.P., which is a majority owned subsidiary of AXA Financial, Inc. As of December 31, 2004, Sanford Bernstein had approximately $             in assets under management.

SSgA Funds Management, Inc. (“SSgA”) serves as the sub-adviser to the AXA Enterprise International Growth Fund. SSgA has provided investment advisory services since              and is a wholly owned subsidiary of State Street Corporation. As of December 31, 2004, SSgA had approximately $             in assets under management.

TCW Investment Management Company (“TCW”) serves as the sub-adviser to the AXA Enterprise Equity Fund and the AXA Enterprise Government Securities Fund. TCW has provided investment advisory services since 1971 and is a majority owned subsidiary of Société Générale Asset Management, S.A., which is a wholly owned subsidiary of Société Générale, S.A. As of December 31, 2004, TCW had approximately $             in assets under management.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM Americas”) serves as the sub-adviser to the AXA Enterprise Growth and Income Fund. UBS Global AM Americas has provided investment advisory services for over 50 years and is a wholly owned subsidiary of UBS AG. As of December 31, 2004, UBS Global AM Americas had approximately $             in assets under management.

Wellington Management Company, LLP (“Wellington”) serves as the sub-adviser to the AXA Enterprise Managed Fund. Wellington has provided investment advisory services since 1928 and is a wholly-owned subsidiary of [insert parent]. As of December 31, 2004, Wellington had approximately $_____ in assets under management.

Fund	Sub-adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise Small Company Growth Fund	Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, Florida 33716 Portfolio Manager Bert L. Boksen	Mr. Boksen is a Managing Director at Eagle and has over 27 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts.

AXA Enterprise Small Company Value Fund	GAMCO Investors, Inc. One Corporate Center Rye, New York 10580 Portfolio Manager Mario J. Gabelli	Mr. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977. He has more than 36 years’ experience in the investment industry.

AXA Enterprise Capital Appreciation Fund	Marsico Capital Management, LLC 1200 17th Street Suite 1300 Denver, Colorado 80202 Portfolio Manager Thomas F. Marsico	Mr. Marsico has serves as Chief Investment Officer of Marsico since its inception in 1997. Mr. Marsico has over 25 years of experience as a securities analyst and portfolio manager.

AXA Enterprise Deep Value Fund	Barrow, Hanley, Mewhinney & Strauss, Inc. 3232 McKinney Avenue, 15th Floor Dallas, Texas 75204-2429 Portfolio Managers Tim Culler Mark Giambrone	Mr. Culler is a __________ at BHMS. He joined BHMS in April 1999 from INVESCO Capital Management, where he served as Chief Investment Officer. Mr. Giambrone is a __________ at BHMS. He joined BHMS in 1998.

AXA Enterprise Equity Fund	TCW Investment Management Company 865 South Figueroa Street Suite 1800 Los Angeles, California 90017 Portfolio Managers Glen E. Bickerstaff Craig A. Blum Stephen A. Burlingame

Mr. Bickerstaff is a Group Managing Director at TCW. He joined TCW in 1998 and has more than 23 years of investment industry experience.

Mr. Blum is a Senior Vice President at TCW. He joined TCW in 1999.

Mr. Burlingame is a Senior Vice President at TCW. He joined TCW in 2000. Prior to joining TCW, he was an equities analyst at Brandywine Asset Management.

AXA Enterprise Equity Income Fund	Boston Advisors, Inc. One Federal Street 26th Floor Boston, Massachusetts 02110 Portfolio Manager Michael J. Vogelzang	Mr. Vogelzang is President and Chief Investment Officer at Boston Advisors. He has served in his present position since 1997 and has more than 19 years experience in the investment industry.

AXA Enterprise Growth Fund	Montag & Caldwell, Inc. 3455 Peachtree Road, N.E. Suite 1200 Atlanta, Georgia 30326 Portfolio Manager Ronald E. Canakaris	Mr. Canakaris is the President and Chief Investment Officer for Montag & Caldwell. He has more than 34 years’ experience in the investment industry and has been President of Montag & Caldwell for 18 years.

AXA Enterprise Growth and Income Fund	UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, Illinois 60606 Portfolio Manager John C. Leonard	Mr. Leonard is the Managing Director of North American Core Equities for UBS Americas. He has been with UBS Global AM Americas since 1991 and has more than 18 years’ experience in the investment industry.

AXA Enterprise International Growth Fund	SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, Massachusetts 02111 Portfolio Manager Portfolio Management Team	[List the members of the management team and their experience.]

AXA Enterprise Global Financial Services Fund	Sanford C. Bernstein & Co., Inc. 1345 Avenue of the Americas New York, New York 10105 Portfolio Manager Sharon Fay	Ms. Fay is the Chief Investment Officer for Global Value Equities at Sanford Bernstein. She has held this position since 2003. Ms. Fay is also the Chief Investment Officer for European and UK Value Equities. She has held this position since 1999. Ms. Fay joined Sanford Bernstein in 1990.

AXA Enterprise Global Socially Responsive Fund	Rockefeller & Co., Inc. 30 Rockefeller Plaza 34th Floor New York, New York 10112 Portfolio Manager Farha-Joyce Haboucha	Ms. Haboucha is Co-Director of Socially Responsive Investments. Ms. Haboucha has been employed by Rockefeller since 1997 as a Senior Portfolio Manager. She has more than 24 years’ experience in the investment industry.

AXA Enterprise Mergers and Acquisitions Fund	GAMCO Investors, Inc. One Corporate Center Rye, New York 10580 Portfolio Managers Mario J. Gabelli Paolo Vicinelli

Mr. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977. He has more than 36 years’ experience in the investment industry.

Mr. Vicinelli is a Senior Analyst at GAMCO. He has been with GAMCO since 1999. He has more than nine years experience in the investment industry.

AXA Enterprise Managed Fund	Wellington Management Company, LLP 75 State Street Boston, Massachusetts 02109 Portfolio Manager Portfolio Management Team	[List the members of the management team and their experience.]

AXA Enterprise Government Securities Fund	TCW Investment Management Company 865 South Figueroa Street Suite 1800 Los Angeles, California 90017 Portfolio Managers Philip A. Barach Jeffrey E. Gundlach	Mr. Barach is a Group Managing Director at TCW. He has been with TCW since 1987. Mr. Gundlach is a Group Managing Director at TCW. He has been with TCW since 1985.

AXA Enterprise High-Yield Bond Fund	Caywood-Scholl Capital Management 4350 Executive Drive Suite 125 San Diego, California 92121 Portfolio Managers James Caywood

Mr. Caywood is Managing Director and Chief Investment Officer of Caywood-Scholl. He has held those positions since 1986 and has more than 35 years’ experience in the investment industry.

Mr. Scholl is Managing Director and President. He joined Caywood-

Eric Scholl Tom Saake

Scholl as President and partner in 1992 and has served as a portfolio manager since 2002. He has 25 years’ experience in the investment industry.

Mr. Saake is a Managing Director at Caywood-Scholl. He has been employed with Caywood-Scholl since 1990 and has served as a portfolio manager since 1996. Mr. Saake has more than 13 years’ experience in the investment industry.

AXA Enterprise Short Duration Bond Fund	MONY Capital Management, Inc. 1740 Broadway New York, New York 10019 Portfolio Manager Gregory M. Staples	Mr. Staples is a Senior Managing Director at MONY Capital. He has held this position since 1994. He has over 21 years’ experience in the investment industry.

AXA Enterprise Tax-Exempt Income Fund	MBIA Capital Management Corp. 113 King Street Armonk, New York 10504 Portfolio Manager Sue Voltz	Ms. Voltz is a Director and Portfolio Manager at MBIA. She has held these positions since she joined MBIA in 1994. She has more than 21 years’ experience in the investment industry.

AXA Enterprise Money Market Fund	JP Morgan Investment Management, Inc. 522 Fifth Avenue New York, New York 10036 Portfolio Manager Portfolio Management Team	[List the members of the management team and their experience.]

Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the funds is available in the Trust’s Statement of Additional Information.

Management Fees

Each fund pays a fee to AXA Equitable for management services. The table below shows the contractual rate of the management fees (as a percentage of each fund’s average daily net assets) payable by each fund.

Fund Name	First $1 billion	Next $1 billion	Next $3 billion	Next $ 5 billion	Thereafter

Capital Appreciation Fund	0.730%	0.705%	0.680%	0.655%	0.630%

Deep Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%

Equity Fund	0.730%	0.705%	0.680%	0.655%	0.630%

Equity Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%

Global Financial Services Fund	0.830%	0.805%	0.780%	0.755%	0.730%

Global Socially Responsive Fund	0.880%	0.855%	0.830%	0.805%	0.780%

Government Securities Fund	0.580%	0.555%	0.530%	0.505%	0.480%

Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%

Growth and Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%

High-Yield Bond Fund	0.600%	0.575%	0.550%	0.525%	0.500%

International Growth Fund	0.830%	0.805%	0.780%	0.755%	0.730%

Managed Fund	0.750%	0.750%	0.750%	0.750%	0.750%

Mergers and Acquisitions Fund	0.880%	0.855%	0.830%	0.805%	0.780%

Money Market Fund	0.330%	0.305%	0.280%	0.255%	0.230%

Small Company Growth Fund	0.980%	0.955%	0.930%	0.905%	0.880%

Small Company Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%

Short Duration Bond Fund	0.430%	0.405%	0.380%	0.355%	0.330%

Tax-Exempt Income Fund	0.480%	0.455%	0.430%	0.405%	0.380%

The sub-advisers are paid by AXA Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by AXA Equitable, without shareholder approval.

AXA Equitable also provides administrative services to the Trust, including coordination of the Trust’s audit, financial statements and tax returns, expense management and budgeting, legal administrative services and compliance monitoring, portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each fund pays AXA Equitable a fee at an annual rate of 0.055% of the fund’s total average net assets.

Expense Limitation Agreement

In the interest of limiting until February 28, 2006 the expenses of each fund, the Manager has entered into an expense limitation agreement wit the Trust with respect to the funds (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each fund’s business), are limited to the following respective expense ratios:

	Total Expenses Limited to (% of daily net assets)
FUNDS	Class A	Class B	Class C	Class Y

AXA Enterprise Small Company Growth Fund	1.65%	2.20%	2.20%	1.20%

AXA Enterprise Small Company Value Fund	1.75%	2.30%	2.30%	1.30%

AXA Enterprise Capital Appreciation Fund	1.75%	2.30%	2.30%	1.30%

AXA Enterprise Deep Value Fund	1.50%	2.05%	2.05%	1.05%

AXA Enterprise Equity Fund	1.60%	2.15%	2.15%	1.15%

AXA Enterprise Equity Income Fund	1.50%	2.05%	2.05%	1.05%

AXA Enterprise Growth Fund	1.60%	2.15%	2.15%	1.15%

AXA Enterprise Growth and Income Fund	1.50%	2.05%	2.05%	1.05%

AXA Enterprise International Growth Fund	1.85%	2.40%	2.40%	1.40%

AXA Enterprise Global Financial Services Fund	1.75%	2.30%	2.30%	1.30%

AXA Enterprise Global Socially Responsive Fund	1.75%	2.30%	2.30%	1.30%

AXA Enterprise Mergers and Acquisitions Fund	1.90%	2.45%	2.45%	1.45%

AXA Enterprise Managed Fund	_____ %	_____ %	_____ %	_____ %

AXA Enterprise Government Securities Fund	1.25%	1.80%	1.80%	0.80%

AXA Enterprise High-Yield Bond Fund	1.30%	1.85%	1.85%	0.85%

AXA Enterprise Short Duration Bond Fund	0.90%	1.65%	1.65%	0.65%

AXA Enterprise Tax-Exempt Income Fund	1.10%	1.65%	1.65%	0.65%

AXA Enterprise Money Market Fund	0.70%	0.70%	0.70%	0.70%

AXA Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped all eligible previous payments made, the fund will be charged such lower expenses.

FUND SERVICES

Investing in the Funds

Choosing a Share

Each fund offers Class A, Class B, Class C and Class Y shares to the public. These funds are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders.” Each class has different costs associated with buying, selling and holding fund shares. Your broker or other financial professional can assist you in selecting which class of shares best meets your needs based on such factors as the size of your investment and the length of time you intend to hold your shares.

The table below summarizes the key features of each class of shares. They are described in more detail below. Information regarding the sales charges for each class of shares of the funds also is available free of charge and in a clear and prominent format at www.axaenterprisefunds.com in the                      portion of the website. From the website description, a hyperlink will take you directly to this disclosure. Additional information regarding sales loads is available in the Statement of Additional Information.

	Class A	Class B	Class C	Class Y
Availability?	Generally available through most investment dealers.	Available only to investors purchasing less than $100,000.	Available only to investors purchasing less than $1,000,000.	Available only to certain types of investors purchasing $1,000,000 or more.

Initial Sales Charge?	Yes, except for Money Market Fund Class A shares, which carry no sales charge. Payable at time of purchase. Lower sales charges available for larger investments.	No. Entire purchase is invested in shares of a fund.	No. Entire purchase is invested in shares of a fund.	No. Entire purchase is invested in shares of a fund.

Contingent Deferred Sales Charge (“CDSC”)?	No. However, we will charge a CDSC if you sell shares within two years of purchasing them and no initial sales charge was imposed because the original purchase price exceeded $1 million.	Yes, except for Money Market Fund Class B shares. Payable if you redeem your shares within six years of purchase. Amount of CDSC gradually decreases over time.	Yes, except for Money Market Fund Class C shares. Payable if you redeem your shares within one year of purchase.	No.

Distribution and Service Fees?	0.20% distribution fee and 0.25% service fee (except Money Market Fund).	0.75% distribution fee and 0.25% service fee (except Money Market Fund).	0.75% distribution fee and 0.25% service fee (except Money Market Fund).	No.

Conversion to Class A shares?	(Not applicable.)	Yes, automatically after eight years.	No.	No.

How Sales Charges are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”), which varies depending upon the size of your purchase and the fund you buy shares of. There is no sales charge on initial purchases of Class A shares of the Money Market Fund, however, if you subsequently exchange those shares for Class A shares of another fund, an initial sales charge will apply to the Class A purchase. No initial sales charge applies to Class A shares you receive through reinvestment of dividends or distributions. However, if you have received shares of the Money Market Fund through reinvestment of dividends or distributions, and you subsequently exchange those shares for Class A shares of another fund, an initial sales charge will apply to the Class A purchase.

Class A Sales Charges for:

All Funds (other than the AXA Enterprise Money Market Fund and the AXA Enterprise Short Duration Bond Fund)

Your Investment*	As a % of Offering Price	As a % of Your Investment	Dealer Discount or Agency Fee as a % of Offering Price**
Up to $99,999	4.75%	4.99%	4.00%

$100,000 up to $249,999	3.75%	3.90%	3.00%

$250,000 up to $499,999	2.50%	2.56%	2.00%

$500,000 up to $999,999***	2.00%	2.04%	1.50%

$1,000,000 and up	None	None	1% of the first $4.99 million; 0.75% of amounts from $5-19.99 million; 0.50% of amounts from $20 million to $100 million; 0.25% of amounts in excess of $100 million.

*	In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the funds.

**	From time to time, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation, as described below in the section entitled “Compensation to Securities Dealers.”

***	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Internal Revenue Code, or participants of such plans, invest $500,000 or more or if you invest $1,000,000 or more in Class A shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the shares within 24 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The Distributor will compensate dealers in connection with purchases of Class A shares.

Class A Sales Charges for AXA Enterprise Short Duration Bond Fund:

Your Investment*	As a % of Offering Price	As a % of Your Investment	Dealer Discount or Agency Fee as a % of Offering Price**
Up to $99,999	3.50%	3.63%	3.00%

$100,000 up to $249,999	2.50%	2.56%	2.25%

$250,000 up to $499,999	2.00%	2.04%	1.50%

$500,000 up to $999,999***	1.50%	1.52%	1.25%

$1,000,000 and up	None	None	1% of the first $4.99 million; 0.75% of amounts from $5-19.99 million; 0.50% of amounts from $20 million to $100 million; 0.25% of amounts in excess of $100 million.

*	In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the funds.

**	From time to time, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation, as described below in the section entitled “Compensation to Securities Dealers.”

***	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Internal Revenue Code, or participants of such plans, invest $500,000 or more or if you invest $1,000,000 or more in Class A shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the shares within 24 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The Distributor will compensate dealers in connection with purchases of Class A shares.

Class B Shares

Class B shares are sold at net asst value, without any sales charges at the time of purchase. However, there is a CDSC on shares that is payable upon redemption. Initial purchases of Class B shares of the Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into Class B shares of another fund. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another AXA Enterprise Fund. The funds will not accept single purchase orders for Class B shares over $100,000. The amount of the CDSC declines as you hold your shares over time, according to the following schedule.

Holding Period After Purchase*	% Deducted when Shares are Sold
Up to one year	5.00%
Over one year up to two years	4.00%
Over two years up to three years	4.00%
Over three years up to four years	3.00%
Over four years up to five years	2.00%
Over five years up to six years	1.00%
More than six years	None

Your Class B shares will automatically convert to Class A shares of the same fund eight years after the end of the calendar month in which your purchase order for Class B shares was accepted. A pro rata portion of any Class B shares acquired through reinvestment of dividends or distributions will convert along with Class B shares that were purchased. Class A shares are subject to lower expenses than Class B shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;*

•	is based on either your original purchase price or the then-current net asst value of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption, not from the amount remaining in your account;

•	for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years; and

•	applied to your shares at the time of sale is based on the schedule applicable to those shares when you bought them.

*	A “sale” includes when an account is closed because its balance falls below $500. (For more information, see “It’s Easy to Open an Account.”)

A CDSC Will Not be Charged On

•	increases in net asset value above the purchase price;

•	shares you acquired by reinvesting your dividends or capital gains distributions; or

•	exchanges of shares of one fund for shares of the same class of another AXA Enterprise Fund.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Class C Shares

Class C shares are sold at net asset value. However, there is a CDSC on shares that is payable on redemptions made within one year of the date of purchase. Initial purchases of Class C shares of the Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into Class C shares of another fund. The holding period for purposes of determining the CDSC will continue to run after an exchange to Class C shares of another AXA Enterprise Fund. The funds will not accept single purchase orders for Class C shares over $1,000,000.

Class C Contingent Deferred Sales Charges

Holding Period After Purchase	% Deducted when Shares are Sold
One year	1.00%
Thereafter	0.00%

Class Y Shares

Investors who purchase Class Y shares do not pay sales charges. The ongoing expenses for Class Y shares are the lowest of all the classes because there are no ongoing 12b-1 distribution or service fees.

Class Y shares are sold at net asset value and have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

•	Are a corporation, bank, savings institution, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization;

•	Are an investment company registered under the 1940 Act;

•	Are an employee of AXA Financial, Inc. or its subsidiaries or an immediate family member of such employee;

•	Are a wrap account client of an eligible broker-dealer; and

•	Are a present or former trustee of the Trust or a spouse or minor child of any such trustee or any trust, IRA or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative; or

•	Are a financial institutional buyer.

The minimum investment amount for purchasing Class Y shares is $1,000,000.

Compensation to Securities Dealers

The funds are distributed by Enterprise Fund Distributors, Inc. As noted above, for distribution and shareholder services, investors pay sales charges (front-end or deferred) and the funds (other than the Money Market Fund), on behalf of Class A, B and C shares pay ongoing 12b-1 fees (consisting of the annual service and/or distribution fees of a plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section entitled “How Sales Charges are Calculated.” The Distributor pays a portion of or the entire sales charge paid on the purchase of Class A shares to the selling dealers. The Distributor may also pay sales commissions to selling dealers when they sell Class B and Class C shares. The Distributor may also pay selling dealers on an ongoing basis for services and distribution. Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets to compensate the Distributor for providing services to shareholders of those classes and/or maintaining shareholder accounts for those classes. In addition to this service fee, Class A shares pay an annual distribution fee of 0.20% of their average daily net assets, and Class B and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. Because these distribution fees are paid out of the fund’s assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

In addition to the distribution and service fees paid by the funds under the Class A, Class B, and Class C distribution and service plans, the Distributor (or one of its affiliates) may make payments out of its own resources to provide additional compensation to selling dealers and other persons, including affiliates such as MONY Securities Corporation and The Advest Group Inc., who sell shares of the funds and other mutual funds distributed by the Distributor. Such payments, which are sometimes referred to as “revenue sharing,” may be calculated by reference to the gross sales price of shares sold by such persons, the net asset value of shares held by the customers of such persons, or otherwise. The additional payments to such selling dealers are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Additional payments to these selling dealers, may, but are not normally expected to, exceed in the aggregate 0.5% of the average net assets of the funds attributable to a particular intermediary.

Additional compensation also may include promotional gifts (which may include gift certificates, dinners and other items), financial assistance to selling dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and reimbursement of ticket charges. In some instances, these incentives may be made available only to selling dealers whose representatives have sold or are expected to sell a significant number of shares.

If you hold shares through a brokerage account, your broker or dealer may charge you a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by the individual broker or dealer. These processing and service fees are in addition to the sales and other charges and are typically fixed, nominal dollar amounts. Your broker or dealer will provide you with specific information about any processing or servicing fees you will be charged.

Purchases and Sales of Shares of the Money Market Fund

Initial purchases of shares of the Money Market Fund are not subject to a sales charge. However, you will have to pay a sales charge if you exchange Class A shares of the Money Market Fund for Class A shares of another AXA Enterprise Fund, unless you’ve already paid a sales charge on those shares. In addition, if you exchange Class B or Class C shares of the Money Market Fund for Class B or Class C shares of another AXA Enterprise Fund, those shares will become subject to a CDSC.

When you exchange Class B shares of another AXA Enterprise Fund into Class B shares of the Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares will continue to run while you hold your Class B shares of the Money Market Fund. When you exchange Class C shares of another AXA Enterprise Fund into Class C shares of the Money Market Fund, the holding period for purposes of determining the CDSC will continue to run while you hold your Class C shares of the Money Market Fund. If you choose to redeem those Money Market Fund shares, or if your account is closed because its balance falls below $500, the applicable CDSC will apply.

Ways to Reduce or Eliminate Sales Charges

You may qualify for a reduction or waiver of the sales charge. If you think you qualify for any of the sales charge waivers described below, you or your financial advisor may need to notify and/or provide certain documentation to us. You or your financial advisor also will need to notify us of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to us includes:

•	Information or records regarding shares of the funds or other funds held in all accounts at any financial intermediary;

•	Information or records regarding shares of the funds or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•	Any other information that may be necessary for us to determine your eligibility for a reduction or waiver of a sales charge.

Reducing Sales Charges – Class A Shares Only

There are a number of ways you can lower your sales charges on Class A shares, including:

•	Letter of Intent – You are entitled to a reduced sales charge if you execute a Letter of Intent to purchase $100,000 or more of Class A shares at the public offering price within a period of 13 months. Your discount will be determined based on the schedule in the table that appears above in the section entitled “How Sales Charges are Calculated – Class A Shares.” The minimum initial investment under a Letter of Intent is 5% of the amount stated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge that would apply to the shares actually purchased if the full amount stated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount has been purchased, the escrow will be released. If you wish to enter into a Letter of Intent, you should complete the appropriate portion of the new account application.

•	Rights of Accumulation – You are entitled to a reduced sales charge on additional purchases of a class of shares of a fund if the value of your existing aggregate holdings at the time of the additional purchase plus the amount of the additional purchase equals $100,000 or more. Your discount will be determined based on the schedule in the table above. For purposes of determining the discount, we will aggregate holdings of fund shares of your spouse, immediate family or accounts you control, whether as a single investor or trustee or, pooled and similar accounts, provided that you notify us of the applicable accounts at the time of your additional investment by providing us with appropriate documentation, including the account numbers for all accounts that you are seeking to aggregate.

•	Purchases by Members of Certain Organizations. You may be entitled to a reduced sales charge on purchases of Class A shares of a fund if you are a member of an association, fraternal group, franchise organization or union that has entered into an agreement with the Distributor allowing members of such organizations to purchase Class A shares at a sales load equal to 75% of the applicable sales charge. Organizations participating in this program must meet certain minimum requirements established by the Distributor, including minimum numbers of participants or assets. To receive this discount, you or your financial advisor must notify us at the time of your additional investment of your membership in the relevant organization and provide us with appropriate documentation.

Eliminating Sales Charges and the CDSC – Class A Shares Only

Class A shares may be offered without a front-end sales charge or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Representatives and employees, or their immediate family members of brokers and other intermediaries that have entered into dealer or other selling arrangements with the Distributor;

•	Financial institutions and other financial institutions’ trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity; and

•	Clients of fee-based/fee-only financial advisors.

The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the Distributor that are described in the Statement of Additional Information. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to Class A shares purchased for $1,000,000 or more.

Eliminating the CDSC

As long as we are notified at the time you sell, the CDSC for any shares may generally be eliminated in the following cases:

•	Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under Internal Revenue Code (“IRC”) Section 401(a) or from custodial accounts under IRC Section 403(b)(7), IRAs under IRC Section 408(a), participant-directed non-qualified deferred compensation plans under the IRC Section 457 and other employee benefit plans (“plans”), and returns of excess contributions made to these plans;

•	The liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum;

•	Redemptions through a systematic withdrawal plan (however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your fund account based upon the value of your fund account on the day you establish your plan) (only for Class B shares);

•	Redemptions of shares of a shareholder (including a registered joint owner) who has died or has become totally disabled (as evidenced by a determination by the federal Social Security Administration);

•	Redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy in accordance with the requirements of the IRC, including substantially equal periodic payments described in IRC Section 72 prior to age 59½ and required minimum distributions after age 70½; or

•	Required minimum distributions from an IRA.

Repurchasing Fund Shares

If you redeem shares of a fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same class of the same fund within 180 days of redemption. Specifically, when you reinvest, the fund will waive any initial sales charge or credit your account with the amount of the CDSC that you previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. Please note: For federal income tax purposes, a redemption is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax advisor to determine how a redemption would affect you. The fund may modify or terminate the reinstatement privilege at any time.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial professional or AXA Enterprise Funds Trust. Check the Statement of Additional Information for details.

It’s Easy to Open an Account

To open an account with AXA Enterprise Funds

1.	Read the Prospectus carefully.

2.	Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts.

Type of Account	Minimum to Open an Account*	Minimum for Subsequent Investments*

Individual Retail Accounts	$2000	$—

Individual Retirement Accounts (IRAs)	$250	$50

Automatic Bank Draft Plan	$250	$50**

Accounts established in a wrap program with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an agreement.	$1000	$—

529 Accounts	$25 per portfolio or $15 per portfolio if the account is funded by investing through an automatic purchase plan or payroll deduction.	$—

Coverdell Education Savings Accounts	$250	$50

Corporate retirement accounts, such as 401(k) and 403(b) plans	No minimum requirement.	No minimum requirement.

*	Does not apply to Class Y shares.

**	The Distributor offers an automatic bank draft plan with a minimum initial investment of $250 through which a fund will, following the initial investment, deduct $50 or more on a monthly basis from the investor’s demand deposit account to invest directly in the funds’ Class A, Class B, Class C or Class Y shares.

3.	(a) Call your broker or other financial professional who can assist you in all the steps necessary to open an account; or

(b) complete the appropriate part of the account application, carefully following the instructions. If you have any questions, please call your financial professional or AXA Enterprise Funds Trust at 1-800-368-3527. For more information on AXA Enterprise Funds’ investment programs, refer to the section entitled “Additional Investor Services” in the Prospectus.

4.	Use the following sections as your guide for purchasing shares.

To conform to new regulations of the USA PATRIOT Act of 2001, the funds are required to obtain, verify, and record information that identifies each person who opens an account. A new account application includes your name, street address, date of birth and other identification information. The regulations require completion of this information before an account is opened, and you may also be requested to provide other identification documents. In addition, the funds may confirm your identity through the use of identity verification reports provided by consumer reporting agencies. Your personal information will be treated with the utmost confidentiality. If you fail to provide the required information or provide inaccurate information, this may lead to a delay in the processing of your account application and investment. If the funds cannot complete the identification process, your investment and the application may be returned.

A fund will deduct a $35 annual fee from accounts with a balance of less than $1500. This does not apply to Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts or Savings Plan Accounts.

Each fund reserves the right to close any fund account whose balance drops to $500 or less. If an account is closed, its shares will be sold at the NAV, minus any applicable CDSC, on the day the account is closed. A shareholder will be given at least 45 days’ notice before a fund closes an account with a balance of $500 or less so that the shareholder has an opportunity to increase the account balance.

Buying Shares

Opening an Account	Adding to an Account

Through Your Broker or other Financial Professional

• Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to buy shares.	• Call your broker or other financial professional.

By Mail

•        Payment for shares must be made with a check in U.S. dollars drawn from a U.S. financial institution, payable to “AXA Enterprise Funds Trust.” Cash, third party checks, “starter” checks, traveler’s checks, credit cards, credit card checks or money orders will not be accepted.

•        Payment for shares must be made with a check in U.S. dollars drawn from a U.S. financial institution, payable to “AXA Enterprise Funds Trust.” Cash, third party checks, “starter” checks, traveler’s checks, credit cards, credit card checks or money orders will not be accepted.

•        Mail the check with our completed application to:

By Regular mail

AXA Enterprise Shareholder Services

P.O. Box 219731

Kansas City, MO 64121-9731

By Overnight Mail:

AXA Enterprise Shareholder Services

[insert address]

•        Fill out detachable investment slip from an account statement. If no slip is available, include with the check a letter specifying the fund name, your class of shares, your account number and the registered account name(s).

By Wire

• Call AXA Enterprise Shareholder Services at 1-800-368-3527 to obtain an account number and wire transfer instructions. Your bank may charge you a fee for such a transfer.

•        Visit www.enterprisefunds.com to add shares to your account by wire.

•        Instruct your bank to transfer funds to [insert routing information.]

•        Specify the fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you a fee for such a transfer.

Automatic Investing Through ACH

Automatic Bank Draft Plan

•        Indicate on your application that you would like to begin an automatic investment plan through ACH and the amount of the monthly investment ($50 minimum).

•        Send a check marked “Void” or a deposit slip from your bank account with your application.

•        Please call AXA Enterprise Shareholder Services at 1-800-368-3527 for an application. A signature guarantee may be required to add this privilege.

•        Your bank account may be debited monthly for automatic investment into one or more of the funds for each class. Not available for Class Y shares.

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Broker or other Financial Professional

• Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to sell shares.

By Mail

•        Write a letter to request a redemption specifying the name of the fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required (see section entitled “Selling Shares in Writing”).

•        The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

•        Mail your request to:

AXA Enterprise Shareholder Services

P.O. Box 219731

Kansas City, MO 64121-9731

•        Your proceeds (less any applicable CDSC) will be delivered by the method you choose. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

By Wire

•        Fill out the “Telephone Exchange Privilege and/or Telephone Redemption Privilege” and “Bank Account of Record” sections on your account application.

•        Call AXA Enterprise Shareholder Services at 1-800-368-3527, visit www.axaenterprise.com or indicate in your redemption request letter that you wish to have your proceeds wired to your bank.

•        If you submit a written request, your proceeds may be wired to the bank currently on file. If written instructions are to send the wire to any other bank, or redemption proceeds are greater than $50,000, a signature guarantee is required. On a telephone request, your proceeds may be wired only to a bank previously designated by you in writing. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the AXA Enterprise Shareholder Services.

•        Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $10) will be deducted from the proceeds. Your bank may also charge you a fee.

By Systematic Withdrawal Plan

•        Please refer to the section entitled “Additional Investor Services” or call AXA Enterprise Shareholder Services at 1-800-368-3527 or your financial professional for more information.

•        Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone

•        If you have authorized this service, you may redeem your shares by telephone by calling 1-800-368-3527.

•        If you make a telephone redemption request, you must furnish the name and address of record of the registered owner, the account number and tax ID number, the amount to be redeemed, and the name of the person making the request.

•        Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another fund. All telephone redemption instructions are recorded and are limited to requests of $50,000 or less. If you have previously linked your bank account to your AXA Enterprise Fund account, you can have the proceeds sent via the ACH system to your bank.

•        Proceeds (less any applicable CDSC) will generally be sent on the next business day.

Use of Check Writing

•        If you hold an account with a balance of more than $5,000 in Class A shares of the Money Market Fund, you may redeem your shares of that fund by redemption check. You may make redemption checks payable in any amount from $500 to $100,000.

•        You may write up to five redemption checks per month without charge. Each additional redemption check in any given month will be subject to a $5 fee. You may obtain redemption checks, without charge, by completing Optional Features section of the account application.

•        The funds may charge a $25 fee for stopping payment of a redemption check upon your request. It is not possible to use a redemption check to close out an account since additional shares accrue daily. Redemptions by check writing may be subject to a CDSC if the Money Market Fund shares being redeemed were purchased by exchanging shares of another fund on which a CDSC was applicable. The funds will honor the check only if there are sufficient funds available in your Money Market Fund account to cover the fee amount of the check plus applicable CDSC, if any.

Participate in the Bank Purchase and Redemption Plan

•        You may initiate an Automatic Clearing House (“ACH”) Purchase or Redemption directly to a bank account when you have established proper instructions, including all applicable bank information, on the account.

Selling Shares in Writing

To redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. If a written request to sell is required, a letter of instruction signed by the authorized owner is necessary. In certain situations a signature guarantee or additional documentation may be required.

A signature guarantee is necessary if:

•	Total redemption proceeds exceed $50,000; or

•	A proceeds check for any amount is mailed to an address other than the address of record or not sent to the registered owner(s).

A signature guarantee can be obtained from one of the following sources:

•	A financial professional or securities dealer;

•	A federal savings bank, cooperative or other type of bank;

•	A savings and loan or other thrift institution;

•	A credit union;

•	A securities exchange or clearing agency.

The table shows account types for which additional documentation may be necessary. Please call your financial professional or AXA Enterprise Shareholder Services regarding requirements for other account types.

Seller (Account Type)	Requirements for written requests

Individual, joint, sole proprietorship, UGMA/UTMA (minor accounts)	• The signatures on the letter must include all persons authorized to sign, including title, if applicable. • Signature guarantee, if applicable (see above).

Corporate or association accounts	• The signature on the letter must include all trustees authorized to sign, including title.

Owners or trustees of trust accounts

•        The signature on the letter must include all trustees authorized to sign, including title.

•        If the names of the trustees are not registered on the account, include a copy of the trust document certified within the past 60 days.

•        Signature guarantee, if applicable (see above).

Power of Attorney (POA)

•        The signatures on the letter must include the attorney-in-fact, indicating such title.

•        Signature guarantee, if applicable (see above).

•        Certified copy of the POA document stating it is still in full force and effect, specifying the exact fund and account number, and certified within 60 days of receipt of instructions.*

Qualified retirement benefit plans	• The signature on the letter must include all trustees authorized to sign, including title. • Signature guarantee, if applicable (see above).

IRAs	• Additional documentation and distribution forms required.

*	Certification may be made on court documents by the court, usually certified by the clerk of court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or practicing attorney.

Exchanging Shares

How to Exchange Fund Shares

Shares of each fund generally may be exchanged for shares of the same class of any other AXA Enterprise Fund without paying a sales charge or a CDSC. If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the AXA Enterprise Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the fund may be legally sold. The funds may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of fund shares for shares of another AXA Enterprise Fund is treated as a sale on which gain or loss may be recognized.

Through Your Broker or other Financial Professional

• Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to sell shares.

By Mail

•        Write a letter to request a redemption specifying the name of the fund from which you are exchanging, the account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

•        The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

•        Mail your request to:

AXA Enterprise Shareholder Services

P.O. Box 219731

Kansas City, MO 64121-9731

By Telephone

•        If you have authorized this service, you may exchange by telephone by calling 1-800-368-3527.

•        If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of the registered owner, the account number and tax ID number, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.

By Website

•        Log into your account portfolio and select “View Account” for the fund from which you would like to make the exchange. On the next screen, choose “Fund Exchange.” Instructions on the following Exchange Request page will guide you through the final process. Previously outlined exchange guidelines apply to any online exchanges.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

The funds reserve the right to suspend or change the terms of purchasing, selling or exchanging shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the SEC. Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions, the Fund reserves the right to refuse any exchange order that could involve actual or potential harm to the Fund.

If you redeem or exchange shares of a Fund (excluding redemptions or exchanges from the Money Market Fund and redemptions made through a systematic withdrawal plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), a short-term trading fee of 2% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders to mitigate the costs caused to the Funds by early redemptions that may disrupt effective management of the Funds. If the short-term trading fee is $50 or less, it will not be assessed on a redemption or exchange. However, during the 30-day period following a purchase or exchange, the Fund reserves the right to collect short-term trading fees relating to a series of transactions by a shareholder if, in the aggregate, the fees total more than $50. The short-term trading fee will not be assessed on redemptions or exchanges from an account that participates in an approved fee-based program caused by automatic rebalancing within the program, systematic withdrawals from the program or redemptions by the sponsor to cover the payment of advisory or service fees. The short-term trading fee may be modified or discontinued at any time or from time to time. The Funds will use the “first in, first out” method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

Shareholders seeking to engage in excessive or short-term trading activities (commonly referred to as “market timing”) may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent excessive or short-term trading, there is no guarantee that the Funds or their intermediaries will be able to identify these shareholders or curtail their trading practices. The Funds receive purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive or short-term trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Entities utilizing such omnibus arrangements may not identify customers’ trading activity in shares of the Funds on an individual basis. Consequently, the Funds may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase orders in Fund shares through a financial intermediary or agent acting in an omnibus capacity. The Funds currently have systems in place that are intended to monitor market timing activity in omnibus accounts. For example, if aggregate fund flows of an omnibus account are suspected to contain market timing activity, the Fund will contact the intermediary to review the account and may, in its discretion, request the intermediary to impose a short-term trading fee on such investor. In addition, the Fund reserves the right to terminate any arrangement with an intermediary where such abuses are detected.

While the Funds will try to prevent market timing by taking the steps described above, they may not be successful in identifying or preventing excessive short-term trading in all circumstances. Excessive purchases and redemptions of shares of the Funds may adversely affect Fund performance and the interests of long-term investors. When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Fund’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, if a Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Funds that invest in foreign securities may be particularly susceptible to market timing strategies because time zone differences among international stock markets may allow a shareholder engaging in a market timing strategy to exploit Fund share prices that may be based on closing prices of foreign securities established some time before the Fund calculates its own share price.

If a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions, the Fund reserves the right to refuse any exchange or purchase order that could involve actual or potential harm. In addition, the Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals since it may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the SEC. Your exchange will be processed only if the shares of the Fund to be acquired are eligible for sale in your state and the exchange privilege may be legally offered in your state.

The Fund’s policy on late trading or excessive or short-term trading practices is intended to be a statement regarding the general fiduciary principles that govern our fund administration and the investment of activities of shareholders in an effort to protect the interests of our long-term investors. The following principles have been established and adopted by the Board of Directors: (1) that the Funds and their personnel as fiduciaries do not condone or knowingly allow late trading or excessive or short-term trading nor will they enter into agreements to permit a shareholder to engage in these activities; and (2) that all personnel as fiduciaries have a duty to place the interests of shareholders first and to take all appropriate measures to detect and prevent activities that would be harmful to the interests of long-term shareholders including excessive or disruptive short-term trading.

Short-Term Trading Fee Exemptions

The fund’s short-term trading fee will not be charged on the following redemption transactions:

1.	redemptions from the Money Market Fund;

2.	redemptions effectuated pursuant to an automatic non-discretionary allocation and rebalancing program held in a wrap program with which the funds, its Manager or Distributor, have an agreement;

3.	redemptions requested within the short-term trading fee period following the death or disability occurring after purchase of any registered shareholder, beneficial owner or grantor of a living trust;

4.	redemptions representing shares purchased by the reinvestment of dividends or capital gains distributions;

5.	redemptions representing shares re-registration of an account converted from another share class of the same fund (in which case the short-term trading fee period will carry over to the acquired shares);

6.	redemptions representing loans and qualified hardship distributions from shares held through retirement plans for which the Manager or one of its affiliates is responsible for providing participant recordkeeping services;

7.	redemptions in cases where there are legal or contractual limitations or restrictions on the imposition of the short-term trading fee (as determined by the funds or their agents in their sole discretion);

8.	redemptions made through a systematic withdrawal plan sponsored by the Manager or Distributor;

9.	redemptions initiated by a fund (e.g., for failure to meet account minimums, to pay account fees funded by the share redemptions, in the event of the liquidation of a fund).

In addition, the funds reserve the right to waive or impose the short-term trading fee or withdraw waivers in their discretion and without giving advance notice to shareholders (provided that the short-term trading fee is imposed prospectively only after notice is provided).

These short-term trading fee exclusions are subject to any administrative policies and procedures developed by the funds and their agents from time to time (which may address such topics as the documentation necessary for the funds to recognize a disability or qualified hardship, among others).

Systems limitations inhibit this goal from being immediately realized. The funds and their agents will encourage financial advisers that maintain omnibus accounts (including retirement plan administrators) for accounts that are exempt from the short-term trading fee pursuant to the terms above to modify their systems to facilitate the imposition of the short-term trading fee at the participant or individual account level. Until such time as financial adviser systems are modified, a significant percentage of a fund’s shareholders may not be subject to the short-term trading fee.

Selling Restrictions

The table below describes restrictions place on selling shares of any fund described in this Prospectus.

Restriction	Situation
The fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.

Each fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of dispute between registered owners. • With suspicion/evidence of a fraudulent act.

A fund may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or [may take up to 7 days to pay a redemption request in order to raise capital]:	• When it is detrimental for a fund to make cash payments as determined in the sole discretion of AXA Equitable.

A fund may withhold redemption proceeds until the check or funds have cleared:	• When redemptions are made within 10 calendar days of purchase by check of the shares being redeemed.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Distributor recommends that certificates be sent by registered mail.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a fund without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets - liabilities

Number of outstanding shares

The net asset value of fund shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received “in good order” by Boston Financial Data Services, Inc., the funds’ Transfer Agent (plus or minus applicable sales charges). We consider investments to be received in good order when all required documents and your check or wired funds are received by us or by certain other agents of the funds or their Distributor.

•	Requests received by the Distributor or selected dealers and agents after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open.

•	A fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in “Buying Shares” and “Selling Shares.”

Generally, fund securities are valued as follows:

•	Equity securities – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value).

•	Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s board of trustees at the close of regular trading on the Exchange.

•	Options – last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•	Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are value at their fair value under the direction of the Trust’s board of trustees.

The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

Events or circumstances affecting the values of fund securities that occur between the closing of principal markets on which they trade and the time the net asset value of the fund shares is determined may be reflected in the Trust’s calculations of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund’s net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the fund’s board of trustees believes reflects fair value. This policy is intended to assure that the fund’s net asset value fairly reflects security values as of the time of pricing.

Dividends and Other Distributions

The funds generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Government Securities Fund, High-Yield Bond Fund, Short Duration Bond Fund, Tax-Exempt Income Fund and Money Market Fund normally declare dividends daily and pay them monthly, and their net realized gains, if any, annually.

Depending on your investment goals and priorities, you may choose to:

•	Reinvest all distributions;

•	Reinvest all distributions in the same class of another AXA Enterprise Fund;

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the fund or in the same class of another AXA Enterprise Fund; or

•	Receive all distributions in cash.

Unless you indicate otherwise, distributions will automatically be reinvested in shares of the same class of the fund at net asset value.

For more information or to change your distribution option, contact AXA Enterprise Funds in writing, contact your broker or call                          .

Tax Consequences

Each fund intends to meet all requirements of the Internal Revenue Code necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on net income and capital gains it distributes to its shareholders.

Fund distributions paid to you either in case or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from the excess of net short-term capital gains over net long-term capital loss or net investment income are generally taxable at ordinary income rates, except that a fund’s dividends attributable to “qualified dividend income” (i.e., dividends received on stock of U.S. and certain foreign corporations with respect to which the fund satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum rate for individual shareholders who satisfy those restrictions with respect to the fund shares on which the dividends were paid. Distributions of gains from investments that a fund owned for more than one year and that it designates as capital gain dividends generally are taxable to you as long-term capital gain, regardless of how long you have held fund shares, and also are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009.

Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Tax-Exempt Income Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Tax-Exempt Income Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

Income from certain “private activity” bonds issued after August 7, 1986, are items of tax preference for corporate and individual alternative minimum tax purposes. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such fund distributions derived from interest income on those bonds. The receipt of exempt-interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing interest on municipal securities will vary according to the laws of state and local taxing authorities.

An exchange of shares for shares of another AXA Enterprise Fund is treated as a sale, and any resulting gain or loss will be subject to federal income tax; any such gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% maximum rate. If you purchase shares of a fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

If you earn more than $10 annually in taxable income from a fund, you will receive a Form 1099 to help you report the prior calendar year’s distributions and redemption proceeds, if any, on your federal income tax return. Be sure to keep that form as a permanent record. A fee may be charged for any duplicate information requested.

You should consult your tax adviser about federal, state and local taxes that may apply to the distributions you receive.

Additional Information

Additional Investor Services

[Retirement Plans]

[The Distributor offers a range of retirement plans, including IRAs, SEPS, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to section entitled “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at                     .]

Automatic Bank Draft Plan.

An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the funds for each class (except Class Y) in amounts of $50 or more on a regular basis by having the amount of the investment automatically deducted from the investor’s checking account. The minimum initial investment for this Plan is $250. Forms authorizing this service are available from the Trust. To join the Automatic Investment Program, please refer to the section entitled “Buying Shares.”

Automatic Dollar Cost Averaging Plan

You may have your shares automatically invested on a monthly basis into the same class of one or more of the funds. As long as you maintain a balance of $2,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another AXA Enterprise Fund or you may open a new account with $250 or more. This policy also applies to Class Y shares if you are not subject to the minimum. To join the Automatic Investment Program, please refer to the section entitled “Buying Shares.”

Automatic Reinvestment Plan

Dividends and capital gains distributions may be automatically reinvested in the same class of shares without a sales charge. This does not apply to the Money Market Fund dividends invested in another fund, which may be subject to a sales charge.

[Dividend Diversification Program]

[This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another AXA Enterprise Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other AXA Enterprise Fund, please carefully read the relevant information about it in the prospectus.]

[Automatic Exchange Plan]

[AXA Enterprise Funds have an automatic exchange plan under which shares of a class of a fund are automatically exchanged each month for shares for the same class of other AXA Enterprise Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information.]

[Automatic Withdrawal Plan (Class B shares only)]

[If you have at least $5,000 in your account, you may participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any fund. The proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The maximum annual rate at which Class B shares may be sold under a systematic withdrawal plan is 10% of the net asset value of the account. The funds process sales through a systematic withdrawal plan on the 15th day of the month or the following business day if the 15th is not a business day. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account.]

[Automatic Bank Purchase Plan]

[If you have your bank account linked to your AXA Enterprise account, you can call Shareholder Services at                          prior to 4:00 p.m. Eastern Standard Time and purchase shares at that day’s closing price. The money will be taken from your bank account within one to five days.]

[Transfer on Death (“TOD”) Registration]

[You may indicate on the account application to whom the account will be transferred on your death.]

[TOD registration is available only for accounts registered in an individual name or as joint tenants with right of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA or institutional accounts. TOD registration requires the name(s) of the beneficiary to be listed on the account registration followed by “TOD, Subject to TOD Rules.” AXA Enterprise reserves the right to use the term “beneficiary” in an account registration rather than list the named beneficiary. However, the shareholder MUST provide the name, address, social security number and birth date of the beneficiary. Per stirpes designation is not accepted.]

[AXA Enterprise Funds-Related Web Site]

[Visit www.axaenterprisefunds.com to review your account balance and recent transaction, to view daily prices and performance information or to order duplicate account statements and tax information.]

[Transactions Through Processing Organizations]

[You may purchase or sell fund shares through an organization that provides recordkeeping and consulting serves to 401(k) plans or other employee benefit plans or other omnibus accounts (“Processing Organization”). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from AXA Equitable or its affiliates and certain Processing Organizations may receive compensation from the funds for shareholder recordkeeping and similar services.]

Glossary of Terms

Bid price – The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units as publicly quoted prices.

Capital gain distributions – Payments to a fund’s shareholders of profits earned from selling securities in that fund’s portfolio. Capital gains distributions are usually paid once a year.

Derivative – A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification – The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration – A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth – A pattern of increasing rate of growth in earnings per share form one period to another, which usually causes a stock’s price to rise.

Fundamental analysis – An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records or assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued as its current market price.

Growth Investing – An investment Style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Income Investing – An investment style that emphasizes companies with dividend-paying common stock.

Interest Rate – Rate of interest charged for use of money, usually expressed as an annual rate.

Market capitalization – Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) – The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Price-to-book value ratio – Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio – Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluation the costs of different securities.

Value investing – An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility – The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield – The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized based upon a formula developed by the Securities and Exchange Commission.

Description of Benchmarks

Each fund’s performance is compared to that of a broad-based securities market index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based index.

Lehman Brothers 1-3 Year Government Credit Index

A subset of Lehman Brothers Government Credit Index, it includes all government and investment grade corporate bonds with maturities of one to three years. It includes reinvested interest and does not include any management fees or expenses.

Lehman Brothers Corporate High-Yield Index

Includes a universe of fixed-rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeros, step-up coupon structures, and 144As are also included. The index includes both corporation and non-corporate sectors. The index excludes transaction and holding charges.

Lehman Brothers High-Yield BA Bond Index

Includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody’s. If a Moody’s rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction and holding charges.

Lehman Brothers Government Intermediate Bond Index

Includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index, which includes all publicly held U.S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million. The Lehman Brothers Government Intermediate Bond Index is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges.

Lehman Brothers Municipal Bond Index

Includes approximately 1100 investment grade tax-exempt bonds and is classified into four main sectors: general obligation, revenue, insured and prerefunded.

Morgan Stanley Capital International EAFE Index

Contains market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

Morgan Stanley Capital International MSCI Index

Contains an unmanaged index composed of more than 1400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes reinvested dividends.

Prime Commercial Paper Rate 30 Day Index

This rate describes the average of the most representative daily offering rate quoted by dealers for the week closes to the end of each month. The Prime Commercial Paper Rate Index is an index of short-term, unsecured promissory notes. They usually are in denominations of $100,000, $250,000, $500,000 or $1 million and reach maturity 90 days from their time of issuance.

Russell 1000 Value Index

Contains those Russell 100 securities (100 larges securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth valued than the Growth universe.

Russell 2000 Index

Contains 2000 of the smallest companies in the Russell 300 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. Stock Market. The index is capitalization weighted, thereby giving greater weight to companies with the larges market capitalizations.

Standard & Poor’s 500/Barra Value Index

Comprised of Standard and Poor’s companies with low price-to-book ratios.

Wilshire 5000 Equity Index

Includes all New York Stock Exchange and American Stock Exchange issues and the most active over-the-counter issues (“NASDAQ”). The index is market value weighted and represents the total dollar value of all 5000 stocks. It also includes reinvested dividends.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each fund’s financial performance for the periods shown. Each fund is newly organized and has no operations or financial information of its own prior to the date of this prospectus but is the successor to a substantially similar investment company, as described above in the sections entitled “Fund Performance.” The financial information in the tables below was derived from the relevant predecessor fund’s financial statements, which were audited by                                                  , an independent registered public accounting firm, whose report along with the financial statements of each predecessor fund, is included in the Annual Report for the predecessor funds (The Enterprise Group of Funds, Inc. Annual Report for the Fiscal Year Ended October 31, 2004). This information should be read in conjunction with the financial statements contained in the Annual Report for the predecessor funds, which are incorporated by reference into the Trust’s Statement of Additional Information and are available upon request.

Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

[Tables to be inserted.]

If you would like more information about the funds, the following documents are available free upon request.

Annual and Semi-Annual Reports — Includes more information about the funds’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the funds, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Portfolio Holdings — A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available (i) in the funds’ SAI; and (ii) on the funds’ website [if applicable].

To order a free copy of a fund’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the funds at:

AXA Enterprise Funds Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: [                    ]

Internet: www.axaenterprise.com

Your financial professional or AXA Enterprise Funds Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the funds (including the SAI) can be reviewed and copied at the

SEC’s Public Reference Room in Washington, D.C. Information on the operation of the

Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s

Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the

SEC’s Public Reference Section,

Washington, D.C. 20549-0102.

AXA Enterprise Funds Trust

AXA Enterprise Capital Appreciation Fund	AXA Enterprise High-Yield Bond Fund
AXA Enterprise Deep Value Fund	AXA Enterprise International Growth Fund
AXA Enterprise Equity Fund	AXA Enterprise Mergers and Acquisitions Fund
AXA Enterprise Equity Income Fund	AXA Enterprise Managed Fund
AXA Enterprise Global Financial Services Fund	AXA Enterprise Money Market Fund
AXA Enterprise Global Socially Responsive Fund	AXA Enterprise Short Duration Bond Fund
AXA Enterprise Government Securities Fund	AXA Enterprise Small Company Growth Fund
AXA Enterprise Growth Fund	AXA Enterprise Small Company Value Fund
AXA Enterprise Growth and Income Fund	AXA Enterprise Tax-Exempt Income Fund

(Investment Company Act File No. 811-            )

©2005 AXA Enterprise Funds

AXA ENTERPRISE FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

[DATE]

AXA Enterprise Small Company Growth Fund

AXA Enterprise Small Company Value Fund

AXA Enterprise Capital Appreciation Fund

AXA Enterprise Deep Value Fund

AXA Enterprise Equity Fund

AXA Enterprise Equity Income Fund

AXA Enterprise Growth Fund

AXA Enterprise Growth and Income Fund

AXA Enterprise International Growth Fund

AXA Enterprise Global Financial Services Fund

AXA Enterprise Global Socially Responsive Fund

AXA Enterprise Mergers and Acquisitions Fund

AXA Enterprise Managed Fund

AXA Enterprise Government Securities Fund

AXA Enterprise High-Yield Bond Fund

AXA Enterprise Short Duration Bond Fund

AXA Enterprise Tax-Exempt Income Fund

AXA Enterprise Money Market Fund

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of AXA Enterprise Funds Trust (“Trust”) dated [date], which may be obtained without charge by calling AXA Equitable toll free at [phone number] or writing the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

i

DESCRIPTION OF THE TRUST

AXA Enterprise Funds Trust (the “Trust”) is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on December 30, 2004. (See “ Other Information.”)

The Trust currently consists of 18 funds. The Board of Trustees is permitted to create additional funds. The assets of the Trust received for the issue or sale of shares of each of its funds and all income, earnings, profits and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund of the Trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust shall be allocated between or among any one or more of its funds or classes.

The Trust currently offers shares on behalf of each of the following funds: AXA Enterprise Small Company Growth Fund (“Small Company Growth Fund”), AXA Enterprise Small Company Value Fund (“Small Company Value Fund”), AXA Enterprise Capital Appreciation Fund (“Capital Appreciation Fund”), AXA Enterprise Deep Value Fund (“Deep Value Fund”), AXA Enterprise Equity Fund (“Equity Fund”), AXA Enterprise Equity Income Fund (“Equity Income Fund”), AXA Enterprise Growth Fund (“Growth Fund”), AXA Enterprise Growth and Income Fund (“Growth and Income Fund”), AXA Enterprise International Growth Fund (“International Growth Fund”), AXA Enterprise Global Financial Services Fund (“Global Financial Services Fund”), AXA Enterprise Global Socially Responsive Fund (“Global Socially Responsive Fund”), AXA Enterprise Mergers and Acquisitions Fund (“Mergers and Acquisitions Fund”), AXA Enterprise Managed Fund (“Managed Fund”), AXA Enterprise Government Securities Fund (“Government Securities Fund”), AXA Enterprise High-Yield Bond Fund (“High-Yield Bond Fund”), AXA Enterprise Short Duration Bond Fund (“Short Duration Bond Fund”), AXA Enterprise Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) and AXA Enterprise Money Market Fund (“Money Market Fund”) (each, a “fund” and collectively, the “funds”).

TRUST POLICIES

Fundamental Restrictions

Each fund has adopted certain investment restrictions that are fundamental and may not be changed without approval by a “majority” vote of the fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such fund. Set forth below are each of the fundamental restrictions adopted by each of the funds.

Each fund, except the Mergers and Acquisitions Fund, will not:

(1)	purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

Each fund will not:

(2)

purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation

1

does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the Global Financial Services Fund will invest 25% or more of its total assets in the related group of industries consisting of the financial services industry (e.g., companies that provide financial services to consumers and businesses, including commercial banks, thrift institutions and their holding companies, consumer and industrial finance companies and diversified financial services companies).

The following interpretation applies to, but is not a part of, this fundamental restriction: with respect to the Money Market Fund, certificates of deposit or securities issued and guaranteed by domestic banks will not be considered to have been issued by issuers having their principal business activities in the same industry.

(3)	issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

(4)	make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

(5)	engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6)	purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)	purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-Fundamental Restrictions

The following investment restrictions apply generally to each fund but are not fundamental. They may be changed for any fund by the Board of Trustees of the Trust and without a vote of that fund’s shareholders.

Each fund, except the Money Market Fund, will not invest more than 15% of its net assets in illiquid securities. The Money Market Fund will not invest more than 10% of its net assets in illiquid securities.

Each fund will not:

(1)	purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2

(2)	engage in short sales of securities or maintain a short position, except that each fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger. The investment restriction will not prevent the Money Market Fund from investing all or a part of its assets in an open-end investment company with the same investment objective as the fund.

(4)	purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Small Company Growth Fund, Small Company Value Fund, Equity Fund, Global Financial Services Fund, Government Securities Fund, High-Yield Bond Fund and Short Duration Bond Fund each have a policy as to how a certain percentage of its net assets will be invested, and none of these funds will change their respective policy without giving sixty (60) days’ written notice to shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the funds’ principal investment strategies discussed in the Prospectus, each fund may engage in other types of investment strategies further described below. Each fund may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the fund’s own investment restrictions. Funds that anticipate committing 5% of more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.

Asset-Backed Securities. (Government Securities Fund) Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Bonds. (All funds) Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund’s investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer’s own financial condition or in economic conditions.

Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter

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secondary market. Each fund can invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the sub-advisers to that fund.

Collateralized Debt Obligations. The funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A (under the Securities Act of 1933) transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the funds’ Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Credit Ratings. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody’s and S&P is included in [Appendix A] to this SAI. The process by which Moody’s and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by a fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between

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classifications. An issuer’s obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

Convertible Securities. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

Credit and Liquidity Enhancements. (Money Market Fund) A fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when the fund wishes to do so.

Non-Investment Grade Bonds. (High-Yield Bond Fund) Investment grade bonds are rated in one of the four highest rating categories by Moody’s or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable sub-adviser to be of comparable quality. Moody’s considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody’s are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the applicable sub-adviser determines to be of comparable quality.

Non-investment grade bonds (commonly known as “junk bonds” and sometimes referred to as “high yield, high risk bonds”) are rated Ba or lower by Moody’s, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by a fund’s sub-adviser to be of comparable quality. A fund’s investments in noninvestment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

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The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

Depositary Receipts. To the extent otherwise consistent with their investment policies and applicable law, the funds may invest in portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indices or sectors of such indices. For example, the Fund may invest in S&P Depositary Receipts (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor’s MidCap 400 Depositary Receipts (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.

[Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an “underlying issuer”) and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the U.S. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called “sponsored” programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described directly above.

Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a fund’s investment policies, its investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.]

Dollar Rolls. In a dollar roll, a fund sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a fund’s fundamental limitation on borrowings.

Dollar roll transactions involve the risk that the market value of the securities a fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a fund sells securities become insolvent, the fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser’s ability to correctly predict interest rates and prepayments. There is no assurance the dollar rolls can be successfully employed.

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Equity Securities. (All funds except Government Securities Fund, High-Yield Bond Fund, Short Duration Bond Fund, Tax-Exempt Income Fund and Money Market Fund) Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but actually it is an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results; equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

Canadian Time Deposits, Eurodollar and Yankee Dollar Obligations. (All funds) Canadian Time Deposits and Eurodollar bank obligations are U.S. dollar denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Canadian Time Deposits, Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Canadian Time Deposits and Eurodollar (and to a limited extent; Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

Event-Linked Bonds. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities or Non-Publicly Traded Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a fund will only invest in catastrophe bonds that meet the credit quality requirements for the fund.

Floaters and Inverse Floaters. (Government Securities Fund, High-Yield Bond Fund, Short Duration Bond Fund and Tax-Exempt Bond Fund) Floaters and Inverse Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the

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issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

Foreign Currency. (All funds except Government Securities Fund and Tax-Exempt Income Fund) A fund may purchase securities denominated in foreign currencies including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund’s assets and income. In addition, although a portion of a fund’s investment income may be received or realized in such currencies, the fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a fund’s income has been earned and computed in U.S. dollars but before conversion and payment, the fund could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Certain funds may also invest in the following types of foreign currency transactions:

Forward Foreign Currency Transactions. (All funds except Government Securities Fund and Tax-Exempt Income Fund) A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A fund’s use of such contracts will include, but not be limited to, the following situations.

First, when the fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a fund’s sub-adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund’s portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the sub-adviser to the fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the fund will be served.

A fund may enter into forward contracts for any other purpose consistent with the fund’s investment objective and program. [However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the

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amount of foreign currency required to be delivered thereunder would exceed the fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the fund may net offsetting positions.]

At the maturity of a forward contract, a fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract. If a fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A fund will convert foreign currencies to U.S. dollars and vice versa from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Foreign Currency Options, Foreign Currency Futures Contracts and Options on Futures. (All funds except Government Securities Fund and Tax-Exempt Income Fund) The funds may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Each fund, if permitted in the Prospectus, may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The funds will write options on foreign currency or on foreign currency futures contracts only if they are “covered.” A put on a foreign currency or on a foreign currency futures contract written by a fund will be considered “covered” if, so long as the fund is obligated as the writer of the put, it segregates either on its records or with the fund’s custodian cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the fund will be considered “covered” only if the fund segregates either on its records or with the fund’s custodian cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a fund, sold by a fund but not yet delivered or anticipated to be purchased by a fund. As an illustration, a fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

Over the Counter Options on Foreign Currency Transactions. (All funds except Government Securities Fund and Tax-Exempt Income Fund) The funds may engage in over-the-counter options on foreign currency transactions. The funds may engage in over-the-counter options on foreign currency transactions only with financial institutions [that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The funds may only enter into forward contracts on currencies in the over-the-counter market.] The sub-advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a

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foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

Hedging transactions involve costs and may result in losses. The funds may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A fund will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the sub-adviser’s opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A fund’s ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the funds own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A fund will not speculate in foreign currency options, futures or related options. Accordingly, a fund will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Foreign Securities. (All funds except Government Securities Fund and Tax-Exempt Income Fund) The funds may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Depositary Receipts, Canadian Time Deposits, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

The Short Duration Bond Fund may purchase foreign commercial paper. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a “domestic shell” subsidiary of a foreign firm established to raise dollars for the firm’s operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody’s and S&P) as to the issuer’s creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper. The Short Duration Bond Fund may also invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a fund’s investment

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securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement,” which can result in losses to a fund.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See “Emerging Market Securities” below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

Emerging Market Securities. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the funds can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries) and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their

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debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Eastern European and Russian Securities. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a fund’s investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the U.S. and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a fund if the company deems a purchaser unsuitable, which may expose a fund to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a fund’s investments in Russian securities. Among these procedures is a requirement that a fund will not invest in the securities of a Russian company unless that issuer’s registrar has entered into a contract with a fund’s custodian containing certain protective conditions, including, among other things, the custodian’s right to conduct regular share confirmations on behalf of a fund. This requirement will likely have the effect of precluding investments in certain Russian companies that a fund would otherwise make.

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Pacific Basin Region. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a fund’s assets denominated in those currencies.

China Companies. Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, particularly in China; (f) currency exchange rate fluctuations and the lack of available currency hedging instruments; (g) higher rates of inflation; (h) controls on foreign investment and limitations on repatriation of invested capital and on the fund’s ability to exchange local currencies for U.S. dollars; (i) greater governmental involvement in and control over the economy; (j) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (k) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (1) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (m) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (n) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (o) the fact that the settlement period of securities transactions in foreign markets may be longer; (p) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (q) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (r) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (s) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

Investment in China, Hong Kong and Taiwan is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not

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take similar action in the future. An investment in the fund involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Forward Commitments, When-Issued and Delayed Delivery Securities. (International Growth Fund, Global Socially Responsive Fund, Global Financial Services Fund, Government Securities Fund and Tax-Exempt Income Fund) Forward commitments, including “TBA” (to be announced), when-issued and delayed delivery transactions arise when securities are purchased by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a fund purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the fund is required to designate the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the fund’s forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the fund’s other assets. Where such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a fund of an advantageous yield or price.

A fund will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within 120 days from the date the transactions are entered into, although the fund may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the funds intends to make such purchases for speculative purposes and each fund intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a fund’s payment obligation).

High Yield Bonds. The funds, other than the Government Securities Fund, Short Duration Bond Fund, Tax-Exempt Income Fund and Money Market Fund, may invest in high-yield securities. Notwithstanding the investment policies and restrictions applicable to the funds which were designed to reduce risks associated with such investments, high-yield securities may carry higher levels of risk than many other types of income producing securities. These risks are of three basic types: the risk that the issuer of the high-yield bond will default in the payment of principal and interest; the risk that the value of the bond will decline due to rising interest rates, economic conditions, or public perception; and the risk that the investor in such bonds may not be able to readily sell such bonds.

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Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of .investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund.

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Illiquid Securities or Non-Publicly Traded Securities. (All funds) The inability of a fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a fund which are eligible for resale pursuant to Rule 144A will be monitored by each fund’s sub-adviser on an ongoing basis, subject to the oversight of the adviser. In the event that such a security is deemed to be no longer liquid, a fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a fund having more than 10% (for the Money Market Fund) or 15% (for all other funds) of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a fund’s limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Insured Bank Obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $100,000. The funds may, within the limits set forth in this SAI, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a fund will treat such obligations as subject to the limit for illiquid investments for each fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Investment Company Securities. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. All funds may invest in the securities of investment companies as permitted under the 1940 Act, except the Money Market Fund may only purchase such securities in the open market in a transaction involving no commission or profit to a sponsor or dealers (other than the customary sales load or broker’s commission) or as a part of a merger, consolidation, acquisition or reorganization.

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Exchange Traded Funds (“ETFs”). These are a type of investment company security bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies. The funds may purchase the securities of certain foreign entities called passive foreign investment companies (“PFICs”). Such entities have been the only or primary way to invest in foreign countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

Loan Participations and Assignments. Investments in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the fund’s having a contractual relationship only with the Lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A fund will acquire Participations only if its sub-adviser determines that the selling Lender is creditworthy.

When a fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended (“Securities Act”), and thus may be subject to a fund’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a fund’s ability to dispose of particular Assignments or Participations when necessary to meet the fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Master Demand Notes. All funds may purchase variable amount master demand notes. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Since there is no secondary market for these notes, the appropriate sub-adviser, subject to the overall review of the fund’s Trustees and the Manager, monitor the financial condition of the issuers to evaluate their ability to repay the notes.

Mortgage-Backed or Mortgage-Related Securities. (Government Securities Fund and Short Duration Bond Fund) A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain funds may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

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CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a fund may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a fund may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a fund to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security,

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while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The fund may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. The Short Duration Bond Fund cannot invest in IOs and POs.

CMOs can also be in the form of “Floaters” — where the coupon rate floats in the same direction as interest rates and “Inverse Floaters” — where the coupon rate floats in the opposite direction as interest rates. Floaters and Inverse Floaters are extremely sensitive to the rise and fall in interest rates. The coupon rate on these securities is based on various benchmarks, such as LIBOR (“London Inter-Bank Offered Rate”) and the 11th District cost of funds (the base rate). The coupon rate on Floaters can be affected by a variety of terms. Floaters and Inverse Floaters can be reset at fixed intervals over the life of the Floater or Inverse Floater, float with a spread to the base rate or be a certain percentage rate minus a certain base rate. Some Floaters and Inverse Floaters have floors below which the interest rate cannot be reset and/or ceilings above which the interest rate cannot be reset. The coupon rate and/or market value of Floaters tend to move in the same direction as the base rate while the coupon rate and/or market value of Inverse Floaters tend to move in the opposite direction from the base rate. The Short Duration Bond Fund can invest up to 30% of its net assets in Floaters, but may not invest in inverse floaters.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund’s ability to buy or sell those securities at any particular time.

Mortgage Dollar Rolls. The fund may enter into mortgage dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the fund compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the sub-adviser’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the fund. The fund will maintain until the settlement date the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

Municipal Securities. (Tax-Exempt Income Fund) Municipal securities (“municipals”) are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if their interest is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

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Options and Futures Transactions. A fund cannot invest in options and futures transactions if after such investment more than 10% of net assets would be hedged. Each fund may use a variety of financial instruments that derive their value from the value of one or more underlying assets, reference rates or indices (“Derivative Instruments”), including certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts and swap transactions. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a fund’s use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by a fund are described below.

A fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If a fund is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

To the extent that a fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the liquidation value of the fund, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the exercise (“strike”) price of the call; a put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund’s assets that are at risk in futures contracts, options on futures contracts and currency options.

Options on Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. The Mergers and Acquisitions Fund may purchase call options that may or may not be listed on a national exchange and issued by the Options Clearing Corporation. The funds, other than the Money Market Fund, may write call options that are listed on national securities exchanges or are available in the over-the-counter market through primary broker-dealers. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term, at specified times or at the expiration of the option, depending on the type of option involved. The funds, other than the Government Securities Fund and the Money Market Fund, may purchase put options. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price. The High-Yield Bond Fund may invest up to 10% of its net assets in puts.

Options on Securities Indices. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index. All funds, except the Government Securities Fund, High-Yield Bond Fund, Short Duration Bond Fund, Tax-Exempt Income Fund and Money Market Fund, may invest in options on stock indices.

Securities Index Futures Contracts. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate Futures Contracts. Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual

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delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put. All funds, except the Money Market Fund, can purchase and sell options on futures contracts.

Payment-In-Kind Bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the funds are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the funds could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Real Estate Investment Trusts. (All funds except Government Securities Fund, High-Yield Bond Fund, Short Duration Bond Fund, Tax-Exempt Income Fund and Money Market Fund) Risks associated with investments in securities of real estate investment trusts (“REITS”) include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITS may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of credit extended. REITS are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Internal Revenue Code of 1986, as amended (“Code”), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITS could end up holding the underlying real estate.

Repurchase Agreements. (All funds) A repurchase agreement is a transaction in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counter-parties believed by Equitable and the sub-advisers to present minimum credit risks.

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Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See “The Funds’ Investments, Related Risks and Limitations - Segregated Accounts.”

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Loans. (All funds) All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the funds an amount equal to any dividends or interest received on loaned securities. The funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a fund’s investment program. While the securities are being loaned, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A fund will generally not have the right to vote securities while they are being loaned, but its adviser or sub-adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a fund’s sub-adviser to be of good standing and will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Short Sales Against the Box. The funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the fund to, for example, lock in a sale price for a security the fund does not wish to sell immediately. The fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. The fund will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the fund’s net assets (taken at current value) may be held as collateral for short sales against the box at anyone time.

The funds may also engage in a covered short sale whereby a fund deposits in a segregated account cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities shorted.

Short Term Investments. Each fund may invest a part of its assets in various types of U.S. government securities and high-quality short-term debt securities with remaining maturities of one year or less (“money market instruments”). This type of short-term investment is made to provide liquidity for the purchase of new investments and to effect redemptions of shares. The money market instruments in which each fund may invest include but are not limited to: government obligations, certificates of deposit, bankers’ acceptances, commercial paper, short-term corporate securities and repurchase agreements. The International Growth Fund, Global Socially Responsive Fund

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and Global Financial Services Fund may invest in both foreign and domestic money market instruments, including foreign currency, foreign time deposits and foreign bank acceptances.

Small Company Securities. (Small Company Growth Fund, Small Company Value Fund, Capital Appreciation Fund, Deep Value Fund, Growth and Income Fund, Mergers and Acquisitions Fund) Each fund may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones, and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these funds may involve a greater degree of risk than an investment in other funds that seek capital appreciation by investing in better known, larger companies.

Structured Notes. Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

Swaps. Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of a fund. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the sub-advisers believe such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, the sub-adviser will not treat them as being subject to a fund’s borrowing restrictions. A fund may enter into OTC swap transactions with counterparties that are approved by the sub-advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the fund is contractually obligated to make. If the other party to a swap defaults, the fund’s risk of loss consists of the net amount of payments that the fund contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the

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risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the fund would be less favorable than it would have been if this investment technique were not used.

Time Deposits and Variable Rate Notes. The funds may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the limits on illiquid securities.

The commercial paper obligations which the funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., the “Master Note”) permit a fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a fund as lender and the issuer as borrower. It permits daily changes in the amounts borrowed. The funds have the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the funds and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The funds have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the sbu-adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.

U.S. Government Securities. (All funds) U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

Treasury inflation-indexed securities (“TIIS”) are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIIS, the fund may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See “Taxation - Taxation of Fund Operations” below.

Warrants. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

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Zero-Coupon Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount “original issue discount” or “OID” and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue as interest income each year a portion of the OID on such investments and to distribute such amounts at least annually to its shareholders. See “Taxation - Taxation of Fund Operations” below. Thus, each fund could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Portfolio Turnover. The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as “portfolio turnover.” High portfolio turnover may result from the strategies of the sub-advisers or when one sub-adviser replaces another, necessitating changes in the portfolio it manages. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the fund and its shareholders and increases realized gains and losses. A fund’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when a sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. The sale of a fund’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain is taxable to individuals at the same rates as ordinary income.

PORTFOLIO HOLDINGS

The Trust generally discloses top ten portfolio holdings on a monthly and quarterly basis 15 days after the end of the month or quarter. Certain Sub-Advisers retained by the Manager to manage the day-to-day portion of an Allocated Portfolio of a Fund may require a more stringent lag time (i.e., longer than 15 days) before portfolio holdings information may be released and, in such cases, the Manager adheres to the requirements of the Sub-adviser. Top ten portfolio holdings are posted on the Trust’s website and complete portfolio holdings are available to all investors and registered representatives upon request. Complete portfolio holdings are disclosed on a quarterly basis at the end of the subsequent month following purchase or sale. Such information is provided to the Manager’s marketing and sales departments.

The Trust may provide portfolio holdings data to certain third-party reporting services prior to the end of the subsequent month following purchase or sale, provided that such services agree to restrict release of this information to the public until the end of the subsequent month following purchase or sale. The Trust will not release portfolio trades information. No compensation is received by the Trust, the Manager or any other person in connection with the disclosure of portfolio holdings information. In order to release portfolio holdings information to third parties, written approval by the Manager’s Chief Financial Officer or Vice President of Fund Administration must be obtained.

Portfolio holdings information less than 15 days stale and all trade information is restricted to employees responsible for fund administration, fund analysis and legal or compliance matters.

MANAGEMENT OF THE TRUST

The Trust’s Board has the responsibility for the overall management of the Trust and the funds, including general supervision and review of the funds’ investment activities and their conformity with Delaware law and the stated policies of the funds. The Trust’s Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

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Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York (45)	Trustee, President and Chief Executive Officer	From September 2004 to present	From July 1999 to present, Senior Vice President AXA Financial; from 1996 to 1999, Managing Director of MeesPierson (an investment company).	100	None

Independent Trustees

Theodossios Athanassiades c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From January 2005 to present	Retired	70	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From January 2005 to present	Retired. From 1986 to 2001, Partner and Consultants, Syrus Associates (business and marketing consulting firm).	70	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (72)	Lead Independent Trustee	From January 2005 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000, Chairman of the Chicago Stock Exchange.	70	From 1987 to present, Director of USG Corporation

William M. Kearns, Jr. c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From January 2005 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc.	70	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.)

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Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
					(consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From January 2005 to present	From 1998 to present, President and Chief Executive Office, Burson-Marsteller Worldwide (public relations).	70	None

Harvey Rosenthal c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From January 2005 to present	From 1997-present, Consultant/Director.	70	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (51)	Trustee	From January 2005 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	70	None

*	Affiliated with the Funds’ investment manager or the distributor.

**	Each Trustee serves until his or her resignation or retirement. Each officer is selected on an annual basis.

Committees of the Board

The Trust has a standing Audit Committee consisting of all of the Trustees who are not “Interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”). The Audit Committee’s function is to recommend to the Board independent accountants to conduct the annual audit of the Trust’s financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting

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activities and areas of financial reporting and control. The Audit Committee held [number] meetings during the fiscal year ended October 31, 2004.

The Trust has a Nominating and Compensation Committee consisting of all of Independent Trustees. The Nominating and Compensation Committee’s function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees.

The Trust has a Valuation Committee consisting of Steven M. Joenk (Interested Trustee), Kenneth T. Kozlowski, Kenneth Beitler and Andrew S. Novak and such other officers of the Trust and the Manager, as well as such officers of any sub-adviser to any fund as are deemed necessary by the officers of the Trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Compensation of Independent Trustees and Officers

Each Independent Trustee currently receives from the Trust an annual fee of [$             ], payable annually. In addition to the annual fee, each Independent Trustee will receive an additional fee of [$             ] for each regularly scheduled and special Board meeting, as well as committee meeting attended. The lead Independent Trustee and certain committee chairs may receive additional compensation. Trustees also receive reimbursement from the Trust for expenses associated with attending Board or Committee meetings.

A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

As of the date of this SAI, no Independent Trustee or members of his or her immediate family beneficially owned securities representing interests in the Manager, Sub-advisers or Distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Trustee’s spouse, children residing in the Trustee’s household and dependents of the Trustee. In addition, as of the date of this SAI, no Trustee of the Trust beneficially owned shares of the Funds of the Trust.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable or Enterprise Fund Distributors, Inc. (“EFD”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	Chief Executive Officer From December 2002 to Present; President from November 2001 to Present	From July 1999 to present, Senior Vice President of AXA Financial; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President, Secretary and Anti- Money Laundering Compliance Officer	From July 1992 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and AXA Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation

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Name, Address and Age	Position(s) Held With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial; from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President AXA Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	From December 2002 to Present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel, AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchings Asset Management.

Joseph J. Paolo 1290 Avenue of the Americas New York, New York (33)	Compliance Officer	From March 2003 to Present	From May 2002 to present, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.

*	Each officer is elected on annual basis.

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CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, no person owned beneficially or of record more than 25% of any fund’s assets.

As of the date of this SAI, the officers and Trustees of the Fund as a group owned less than one percent of the shares of each Fund.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Manager

AXA Equitable, through its AXA Funds Management Group Unit (“Manager”), currently serves as the investment manager for each fund. AXA Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. The principal offices of AXA Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly-owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

[The Trust and the Manager have entered into an investment management agreement (the “Management Agreement”). At a meeting held on                     , the Board of Trustees approved the Management Agreement with AXA Equitable. In approving the Management Agreement with AXA Equitable, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the funds by AXA Equitable; (2) the performance of comparable funds managed by AXA Equitable as compared to a peer group and an appropriate index; (3) AXA Equitable’s personnel and operations; (4) AXA Equitable’s financial condition; (5) the level and method of computing each fund’s management fee; (6) the anticipated profitability of AXA Equitable under the Management Agreement; (7) ”fall-out” benefits to AXA Equitable and its affiliates (i.e., ancillary benefits realized by AXA Equitable or its affiliates from AXA Equitable’s relationship with the Trust); (8) the anticipated effect of growth and size on each fund’s performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the funds by AXA Equitable’s affiliates, including distribution services.

The Board, in examining the nature and quality of the services to be provided by AXA Equitable to the funds, recognized AXA Equitable’s experience in serving as an investment manager and noted that AXA Equitable currently provides investment management services to three other registered open-end investment companies. The Board also noted the extensive responsibilities that AXA Equitable has as investment manager to the funds, including the provision of investment advice to the funds, selection of the funds’ subadvisers and oversight of the subadvisers’ compliance with fund policies and objectives, review of brokerage matters, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the funds. Based on its consideration and review of the foregoing information, the Board determined that the funds were likely to benefit from the nature and quality of these services, as well as AXA Equitable’s ability to render such services based on its experience, operations and resources.

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The Board also evaluated the performance of comparable funds managed by AXA Equitable in comparison to funds with similar objectives and policies, the expertise and performance of the personnel overseeing the subadvisers, and compliance with each fund’s investment restrictions, tax and other requirements. After comparing the performance of the comparable funds with that of similar funds, the Board determined that each fund was likely to benefit from AXA Equitable serving as the investment manager.

The Board gave substantial consideration to the fees payable under the Management Agreement. In this connection, the Board evaluated AXA Equitable’s anticipated costs and profitability in serving as investment manager to the funds, including the costs associated with the personnel, systems and equipment necessary to manage the funds and the costs associated with compensating the subadvisers. The Board also examined the fees paid by each fund in light of fees paid to other investment managers by comparable funds and the method of computing each fund’s fee. The Board also noted AXA Equitable’s commitment to expense limitation agreements with the funds. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by AXA Equitable, the Board concluded that the level of the fees paid to AXA Equitable with respect to each fund is fair and reasonable.

The Board also noted that AXA Equitable serves as the Trust’s administrator, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. The Board also recognized that AXA Equitable’s affiliate, Enterprise Fund Distributors, Inc., serves as underwriter to the funds, and as such, receives Rule 12b-1 payments from the funds. The Board noted, however, that such payments are used to provide valuable shareholder services and to finance activities that are intended to result in the sale of Trust shares, which potentially could lead to growth in Trust assets and the corresponding benefits of that growth, including economies of scale and greater portfolio diversification. Further, the Board recognized that Sanford C. Bernstein & Co., LLC (“Bernstein”), a registered broker-dealer, is an affiliate of AXA Equitable and from time to time may receive brokerage commissions from the funds in connection with the purchase and sale of portfolio securities. The Board noted, however, that transactions with Bernstein must meet the Trust’s requirements for best execution. As such, the Board concluded that the benefits accruing to AXA Equitable and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the costs of providing the relevant services.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of AXA Equitable, the Board determined approval of the Management Agreement was in the best interests of each fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Management Agreement.]

The Management Agreement obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each fund; (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement requires the Manager to provide the Trust with office space, office equipment and personnel necessary to operate and administer the Trust’s business, and also to supervise the third-party service providers. The continuance of the Management Agreement with respect to each fund must be specifically approved at least annually (i) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each fund may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such fund upon sixty (60) days’ written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days’ written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each fund pays a fee to the Manager as described below for the investment management services the Manager provides that fund. The Manager and the Trust have also entered into an expense limitation agreement with respect to each fund (“Expense Limitation Agreement”), pursuant to which the Manager has agreed through February 28, 2006 to waive or

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limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each fund are limited to the extent described in the Prospectus.

	Management Fee
Fund Name	First $1 billion	Next $1 billion	Next $3 billion	Next $5 billion	Thereafter
Capital Appreciation Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Deep Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Equity Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Equity Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Global Financial Services Fund	0.830%	0.805%	0.780%	0.755%	0.730%
Global Socially Responsive Fund	0.880%	0.855%	0.830%	0.805%	0.780%
Government Securities Fund	0.580%	0.555%	0.530%	0.505%	0.480%
Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Growth and Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
High-Yield Bond Fund	0.600%	0.575%	0.550%	0.525%	0.500%
International Growth Fund	0.830%	0.805%	0.780%	0.755%	0.730%
Managed Fund	0.750%	0.750%	0.750%	0.750%	0.750%
Mergers and Acquisitions Fund	0.880%	0.855%	0.830%	0.805%	0.780%
Money Market Fund	0.330%	0.305%	0.280%	0.255%	0.230%
Small Company Growth Fund	0.980%	0.955%	0.930%	0.905%	0.880%
Small Company Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Short Duration Bond Fund	0.430%	0.405%	0.380%	0.355%	0.330%
Tax-Exempt Income Fund	0.480%	0.455%	0.430%	0.405%	0.380%

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian’s fees; any proxy solicitors’ fees and expenses; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the funds on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each fund or the nature of the services performed and relative applicability to each fund. As discussed in greater detail below, under “Distribution of the Trust’s Shares,” the Class A, Class B and Class C shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of their shares.

The tables below show the fees paid by the predecessor funds to the Manager of the predecessor funds for the years ended December 31, 2002, December 31, 2003 and October 31, 2004. The first column shows each fee without fee waivers, the second column shows the fees actually paid to the Manager of the predecessor funds after fee waivers and the third column shows the total amount of fees waived by the Manager of the predecessor funds and other expenses of each predecessor fund assumed by the Manager of the predecessor funds pursuant to the Expense Limitation Agreement.

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FISCAL YEAR ENDED DECEMBER 31, 2002

Fund	Management Fee		Management Fee Paid to Manager After Fee Waiver		Total Amount of Fees Waived and Other Expenses Assumed by Manager
Capital Appreciation Fund	$	_________	$	_________	$	_________
Deep Value Fund	$	_________	$	_________	$	_________
Equity Fund	$	_________	$	_________	$	_________
Equity Income Fund	$	_________	$	_________	$	_________
Global Financial Services Fund	$	_________	$	_________	$	_________
Global Socially Responsive Fund	$	_________	$	_________	$	_________
Government Securities Fund	$	_________	$	_________	$	_________
Growth Fund	$	_________	$	_________	$	_________
Growth and Income Fund	$	_________	$	_________	$	_________
High-Yield Bond Fund	$	_________	$	_________	$	_________
International Growth Fund	$	_________	$	_________	$	_________
Managed Fund	$	_________	$	_________	$	_________
Mergers and Acquisitions Fund	$	_________	$	_________	$	_________
Money Market Fund	$	_________	$	_________	$	_________
Small Company Growth Fund	$	_________	$	_________	$	_________
Small Company Value Fund	$	_________	$	_________	$	_________
Short Duration Bond Fund	$	_________	$	_________	$	_________
Tax-Exempt Income Fund	$	_________	$	_________	$	_________

FISCAL YEAR ENDED DECEMBER 31, 2003

Fund	Management Fee		Management Fee Paid to Manager After Fee Waiver		Total Amount of Fees Waived and Other Expenses Assumed by Manager
Capital Appreciation Fund	$	_________	$	_________	$	_________
Deep Value Fund	$	_________	$	_________	$	_________
Equity Fund	$	_________	$	_________	$	_________
Equity Income Fund	$	_________	$	_________	$	_________
Global Financial Services Fund	$	_________	$	_________	$	_________

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Global Socially Responsive Fund	$	_________	$	_________	$	_________
Government Securities Fund	$	_________	$	_________	$	_________
Growth Fund	$	_________	$	_________	$	_________
Growth and Income Fund	$	_________	$	_________	$	_________
High-Yield Bond Fund	$	_________	$	_________	$	_________
International Growth Fund	$	_________	$	_________	$	_________
Managed Fund	$	_________	$	_________	$	_________
Mergers and Acquisitions Fund	$	_________	$	_________	$	_________
Money Market Fund	$	_________	$	_________	$	_________
Small Company Growth Fund	$	_________	$	_________	$	_________
Small Company Value Fund	$	_________	$	_________	$	_________
Short Duration Bond Fund	$	_________	$	_________	$	_________
Tax-Exempt Income Fund	$	_________	$	_________	$	_________

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Management Fee		Management Fee Paid to Manager After Fee Waiver		Total Amount of Fees Waived and Other Expenses Assumed by Manager
Capital Appreciation Fund	$	_________	$	_________	$	_________
Deep Value Fund	$	_________	$	_________	$	_________
Equity Fund	$	_________	$	_________	$	_________
Equity Income Fund	$	_________	$	_________	$	_________
Global Financial Services Fund	$	_________	$	_________	$	_________
Global Socially Responsive Fund	$	_________	$	_________	$	_________
Government Securities Fund	$	_________	$	_________	$	_________
Growth Fund	$	_________	$	_________	$	_________
Growth and Income Fund	$	_________	$	_________	$	_________
High-Yield Bond Fund	$	_________	$	_________	$	_________
International Growth Fund	$	_________	$	_________	$	_________
Managed Fund	$	_________	$	_________	$	_________
Mergers and Acquisitions Fund	$	_________	$	_________	$	_________

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Money Market Fund	$	_________	$	_________	$	_________
Small Company Growth Fund	$	_________	$	_________	$	_________
Small Company Value Fund	$	_________	$	_________	$	_________
Short Duration Bond Fund	$	_________	$	_________	$	_________
Tax-Exempt Income Fund	$	_________	$	_________	$	_________

*	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

The Sub-Advisers

The Manager has entered into sub-advisory agreements (“Subadvisory Agreements”) on behalf of the Capital Appreciation Fund, the Deep Value Fund, the Equity Fund, the Equity Income Fund, the Global Financial Services Fund, the Global Socially Responsive Fund, the Government Securities Fund, the Growth Fund, the Growth and Income Fund, the High-Yield Bond Fund, the International Growth Fund, the Managed Fund, the Mergers and Acquisitions Fund, the Money Market Fund, the Short Duration Bond Fund, Small Company Growth Fund, the Small Company Value Fund and the Tax-Exempt Income Fund. The Subadvisory Agreements obligate Barrow, Hanley, Mewhinney & Strauss, Inc.; Boston Advisors, Inc.; Caywood-Scholl Capital Management; Eagle Asset Management, Inc.; GAMCO Investors, Inc.; JP Morgan Investment Management, Inc.; Marsico Capital Management, Inc.; MBIA Capital Management Group; Montag & Caldwell, Inc.; MONY Capital Management, Inc.; Rockefeller & Co., Inc.; Sanford C. Bernstein & Co., LLC; SSgA Funds Management, Inc.; TCW Investment Management Company; and UBS Global Asset Management (Americas) Inc. (each a “Sub-adviser,” and together the “Sub-advisers”) to: (i) make investment decisions on behalf of their respective funds, (ii) place all orders for the purchase and sale of investments for their respective funds with brokers or dealers selected by the Manager and/or the Sub-advisers, and (iii) perform certain limited related administrative functions in connection therewith. [The Board considered and approved the Subadvisory Agreements for the funds with the Sub-advisers based on a review of the factors it deemed relevant with respect to each Sub-adviser, including: (1) the nature, quality, and extent of the services to be provided to the fund by the Sub-adviser; (2) the Sub-adviser’s management style; (3) the Sub-adviser’s performance record; (4) the qualifications and experience of the persons responsible for the day-to-day management of the fund; (5) the Sub-adviser’s current and proposed level of staffing and its overall resources; and (6) “fall-out” benefits to the Sub-adviser and its affiliates (i.e., ancillary benefits realized by the Sub-adviser or its affiliates from its relationship with the Trust).

The Board, in examining the nature, quality and extent of the services to be provided by the Sub-advisers to the funds, reviewed the experience of each Sub-adviser in serving as a sub-adviser to comparable funds. The Board also noted the extensive responsibilities that each Sub-adviser has as a sub-adviser to the funds, including the responsibility (1) to make investment decisions on behalf of its fund, (2) to place all orders for the purchase and sale of investments for its fund with brokers or dealers selected by AXA Equitable and/or the Sub-adviser, and (3) to perform certain limited related administrative functions in connection therewith. The Board examined the backgrounds of each Sub-adviser’s portfolio managers with responsibility for the funds and concluded that each fund benefits from the quality and experience of the sub-adviser’s portfolio managers. Based on its consideration and review of the foregoing information, the Board determined that the funds were likely to benefit from the nature and quality of these services, as well as each Sub-adviser’s ability to render such services based on its experience, operations and resources.

The Board also evaluated the performance of each Sub-adviser with respect to the fund it advises in comparison to funds with similar objectives and policies, the expertise and performance of the sub-adviser’s personnel, and compliance with each fund’s investment restrictions, tax and other requirements. Based on this evaluation, the Board determined that each Sub-adviser’s historical performance record and that of the portion of the fund advised by that Sub-adviser compared reasonably to its peer group and/or benchmark.

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The Board gave substantial consideration to the fees payable under each Subadvisory Agreement. In this connection, the Board evaluated each Sub-adviser’s costs and profitability (to the extent practicable) in serving as a sub-adviser to the funds, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the current fees paid to each Sub-adviser in light of fees paid to other sub-advisers by comparable funds and the method of computing the Sub-adviser’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by each Sub-adviser, the Board concluded the fee paid to each Sub-adviser with respect to its fund is fair and reasonable.

The Board also noted that each Sub-adviser, through its relationship as a sub-adviser to a fund, may engage in soft dollar transactions. While each Sub-adviser selects brokers primarily on the basis of their execution capabilities, the direction of transactions may at times be based on the quality and amount of research such brokers provide. Further, the Board recognized that many Sub-advisers to the funds are affiliated with registered broker-dealers and these broker-dealers may from time to time execute transactions on behalf of the funds. The Board noted, however, that all Sub-advisers must select brokers who meet the Trust’s requirements for best execution. The Board concluded that the benefits accruing to each Sub-adviser and its affiliates by virtue of the Sub-adviser’s relationship to the fund are fair and reasonable.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of each Sub-adviser, the Board determined approval of each Subadvisory Agreement with respect to the relevant fund was in the best interests of that fund.

After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved each Subadvisory Agreement. ]

During the fiscal years ended December 31, 2002, December 31, 2003 and October 31, 2004, the Manager of the predecessor funds paid the following fees to each Sub-adviser of the predecessor funds with respect to the predecessor funds listed below pursuant to their Subadvisory Agreements:

FISCAL YEAR ENDED DECEMBER 31, 2002

Fund	Sub-Advisory Fee Paid
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund
Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund

36

Short Duration Bond Fund
Tax-Exempt Income Fund

FISCAL YEAR ENDED DECEMBER 31, 2003

Fund	Sub-Advisory Fee Paid
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund
Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Sub-Advisory Fee Paid
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund
Growth Fund
Growth and Income Fund

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High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

*	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

The Manager recommends sub-advisers for each fund to the Trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the funds are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and the Manager does not expect to recommend frequent changes of sub-advisers. The Trust has received an exemptive order from the SEC (“Multi-Manager Order”) that permits the Manager, subject to certain conditions, to enter into Subadvisory Agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing funds, change the terms of particular Subadvisory Agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the Subadvisory Agreements would normally cause an automatic termination of the agreement. However, the Manager may not enter into a sub-advisory agreement with an “affiliated person” of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as Alliance Capital Management L.P. or AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation payable thereunder, is approved by the affected fund’s shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed fund, the fund’s initial shareholder. Although shareholder approval would not be required for the termination of Subadvisory Agreements, shareholders of a fund would continue to have the right to terminate such agreements for the fund at any time by a vote of a majority of outstanding voting securities of the fund.

Generally, no Sub-adviser provides any services to any fund except asset management and related administrative and recordkeeping services. However, a Sub-adviser or its affiliated broker-dealer may execute portfolio transactions for a fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

[Insert Portfolio Manager Disclosure]

Personal Trading Policies. The Funds, the Manager and the Distributor each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Sub-adviser also has adopted a code of ethics under rule 17j-1. The Trust’s Board of Trustees reviews the administration of the codes of ethics at least annually and receives a certification from each Sub-adviser regarding compliance with its code of ethics annually.

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The Administrator

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. For these administrative services, in addition to the management fee, each fund pays AXA Equitable a fee at an annual rate of 0.055% of the fund’s total average net assets. Pursuant to a sub-administrative arrangement, AXA Equitable relies on J.P. Morgan Investor Services Co. (“Sub-Administrator”) to provide the Trust with administrative services, including monitoring of fund compliance and fund accounting services.

During the fiscal years ended December 31, 2002, December 31, 2003 and October 31, 2004, the Trust, on behalf of each predecessor fund, paid the following fees for administrative services:

FISCAL YEAR ENDED DECEMBER 31, 2002

Fund	Administration Fee
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund
Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

FISCAL YEAR ENDED DECEMBER 31, 2003

Fund	Administration Fee
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund

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Government Securities Fund
Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Administration Fee
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund
Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

*	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

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The Distributor

The Trust has a distribution agreement with EFD in which EFD serves as the Distributor for each class of the Trust’s shares. EFD is an indirect wholly-owned subsidiary of AXA Financial and its address is 3343 Peachtree Road, N.E., Atlanta, Georgia 30326.

The Trust’s distribution agreements with respect to Class A, Class B, Class C and Class Y shares (“Distribution Agreements”) were approved by its Board of Trustees at a Board meeting held on [date]. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust or a fund and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Trust (“Plans”). The Trust’s Class A, Class B and Class C shares (except Class A shares of the Short Duration Bond Fund and shares of the Money Market Fund) each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust’s Class A shares, Class B shares and Class C shares (except shares of the Money Market Fund) pay an annual distribution fee of 0.20%, 0.75% and 0.75%, respectively, of their average daily net assets. There is no distribution plan with respect to Class Y shares and the funds pay no distribution fees with respect to those shares. Under an arrangement approved by the Trust’s Board of Trustees, the Class A, Class B and Class C shares of the Money Market Fund will not pay any distribution and/or service fees at least through February 28, 2006.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Plans, including: (i) the nature and causes of the circumstances which make the Plans necessary and appropriate; (ii) the way in which the Plans address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Plans to any other person relative to those of the Trust; (v) the effect of the Plans on existing shareholders; (vi) the merits of possible alternative plans or pricing structures; and (vii) the relationship of the Plans to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Trust’s Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Plans are reasonably likely to benefit the Trust and the shareholders of the Funds and approved them.

Pursuant to each Plan, the Trust compensates the Distributor from assets attributable to each class of shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. A portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of shares.

The Plans are of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Distributor. The Trustees, however, take into account such expenditures for purposes of reviewing operations under a Plan and in connection with their annual consideration of the Plan’s renewal. The Distributor’s expenditures include, without limitation: (i) the printing and mailing of Trust prospectuses, statements of additional information (including any supplements thereto) and shareholder reports for prospective shareholders; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the shares of the Trust; (iii) holding seminars and sales meetings designed to promote the distribution of shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of shares regarding Trust investment objectives and policies and other information about the Trust and the funds, including the performance of the funds; (v) training sales personnel

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regarding the shares of the Trust; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of shares.

AXA Equitable and the Distributor may use their respective past profits or other resources to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the Trust and/or support services that benefit shareholders, including payments of significant amounts made to intermediaries that provide those services.

The Distributor pays all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor offers shares of each fund on a continuous basis in all states in which the fund or the Trust may from time to time be registered or where permitted by applicable law. The Distributor has made no firm commitment to acquire shares of any fund.

The Plans and any Rule l2b-1 related agreement that is entered into by the Trust or the Distributor in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust’s Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plans or any Rule 12b-1 related agreement, as applicable. In addition, each Plan and any Rule 12b-1 related agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding shares of that Class of the fund or by vote of a majority of the Independent Trustees. Each Plan also provides that it may not be amended to increase materially the amount (up to 0.45% of average daily net assets annually for Class A shares and up to 1.00% of average daily net assets annually for Class B and Class C shares) that may be spent for distribution of any Class of any fund without the approval of the shareholders of that fund.

The table below shows the amounts paid by the predecessor corporation to the Trust on behalf of the predecessor funds pursuant to each Plan for the fiscal year ended October 31, 2004. [For this period, the Distributor’s actual expenses exceeded the amounts received from the funds.]

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Distribution Fee Paid to EFD		Total Distribution Fees
Capital Appreciation Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Deep Value Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Equity Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Equity Income Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Global Financial Services Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____

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Global Socially Responsive Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Government Securities Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Growth Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Growth and Income Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
High-Yield Bond Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
International Growth Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Managed Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Mergers and Acquisitions Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Money Market Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Small Company Growth Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Small Company Value Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Short Duration Bond Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____
Tax-Exempt Income Fund
Class A	$	_____	$	_____
Class B and Class C	$	_____	$	_____

*	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

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The tables below show the amounts of sales charges earned by the Distributor in connection with the sale of shares and the amounts retained by them, net of payments to selling dealers, for the fiscal year ended October 31, 2004.

Class A (Front-End Sales Charge)*

Fund	Amount Paid to EFD		Amount Retained by EFD
Capital Appreciation Fund	$	_____	$	_____
Deep Value Fund	$	_____	$	_____
Equity Fund	$	_____	$	_____
Equity Income Fund	$	_____	$	_____
Global Financial Services Fund	$	_____	$	_____
Global Socially Responsive Fund	$	_____	$	_____
Government Securities Fund	$	_____	$	_____
Growth Fund	$	_____	$	_____
Growth and Income Fund	$	_____	$	_____
High-Yield Bond Fund	$	_____	$	_____
International Growth Fund	$	_____	$	_____
Managed Fund	$	_____	$	_____
Mergers and Acquisitions Fund	$	_____	$	_____
Money Market Fund	$	_____	$	_____
Small Company Growth Fund	$	_____	$	_____
Small Company Value Fund	$	_____	$	_____
Short Duration Bond Fund	$	_____	$	_____
Tax-Exempt Income Fund	$	_____	$	_____

*	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

Class B (CDSC*)**

Fund	Amount Paid to EFD		Amount Retained by EFD
Capital Appreciation Fund	$	_____	$	_____
Deep Value Fund	$	_____	$	_____
Equity Fund	$	_____	$	_____
Equity Income Fund	$	_____	$	_____

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Global Financial Services Fund	$	_____	$	_____
Global Socially Responsive Fund	$	_____	$	_____
Government Securities Fund	$	_____	$	_____
Growth Fund	$	_____	$	_____
Growth and Income Fund	$	_____	$	_____
High-Yield Bond Fund	$	_____	$	_____
International Growth Fund	$	_____	$	_____
Managed Fund	$	_____	$	_____
Mergers and Acquisitions Fund	$	_____	$	_____
Money Market Fund	$	_____	$	_____
Small Company Growth Fund	$	_____	$	_____
Small Company Value Fund	$	_____	$	_____
Short Duration Bond Fund	$	_____	$	_____
Tax-Exempt Income Fund	$	_____	$	_____

*	Contingent deferred sales charge

**	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

Class C (CDSC*)**

Fund	Amount Paid to EFD		Amount Retained by EFD
Capital Appreciation Fund	$	_____	$	_____
Deep Value Fund	$	_____	$	_____
Equity Fund	$	_____	$	_____
Equity Income Fund	$	_____	$	_____
Global Financial Services Fund	$	_____	$	_____
Global Socially Responsive Fund	$	_____	$	_____
Government Securities Fund	$	_____	$	_____
Growth Fund	$	_____	$	_____
Growth and Income Fund	$	_____	$	_____
High-Yield Bond Fund	$	_____	$	_____
International Growth Fund	$	_____	$	_____
Managed Fund	$	_____	$	_____
Mergers and Acquisitions Fund	$	_____	$	_____
Money Market Fund	$	_____	$	_____
Small Company Growth Fund	$	_____	$	_____
Small Company Value Fund	$	_____	$	_____
Short Duration Bond Fund	$	_____	$	_____
Tax-Exempt Income Fund	$	_____	$	_____

*	Contingent deferred sales charge

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**	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

Brokerage Commissions

The funds are charged for securities brokers’ commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Sub-advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the funds, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the funds may invest may be discounted for certain large domestic and foreign investors such as the funds. A number of foreign banks and brokers will be used for execution of each fund’s portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Sub-advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Sub-advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally.

The Manager, and the Sub-advisers, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Sub-advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement (“Directed Brokerage”). The Trustees review the levels of Directed Brokerage for each fund on a quarterly basis.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“1934 Act”) and by policies adopted by the Trustees, the Manager and Sub-advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Sub-advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Sub-adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Sub-adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

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It is the practice of the sub-advisers to cause purchase of sale transactions to be allocated among the funds and others whose assets it manages in such manner as it deems equitable. In making such allocations among the funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing each Portfolio and other client accounts. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the sub-adviser or an affiliate are combined, which in some cases could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.

Certain Sub-advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide a Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the fund. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, Sub-adviser’s other clients and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Sub-advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager’s and Sub-advisers’ expenses in managing the funds.

During the fiscal years ended December 31, 2002, December 31, 2003 and October 31, 2004, the predecessor funds paid the amounts indicated in brokerage commissions:

FISCAL YEAR ENDED DECEMBER 31, 2002

Fund	Brokerage Commission Paid
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund
Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund

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Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

FISCAL YEAR ENDED DECEMBER 31, 2003

Fund	Brokerage Commission Paid
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund
Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Brokerage Commission Paid
Capital Appreciation Fund
Deep Value Fund
Equity Fund
Equity Income Fund
Global Financial Services Fund
Global Socially Responsive Fund
Government Securities Fund

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Growth Fund
Growth and Income Fund
High-Yield Bond Fund
International Growth Fund
Managed Fund
Mergers and Acquisitions Fund
Money Market Fund
Small Company Growth Fund
Small Company Value Fund
Short Duration Bond Fund
Tax-Exempt Income Fund

*	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

Brokerage Transactions with Affiliates

To the extent permitted by law and in accordance with procedures established by the Trust’s Board of Trustees, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager, including Sanford C. Bernstein & Co., Inc., or Sub-advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or Sub-advisers. The 1940 Act generally prohibits a Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Sub-advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust relies exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and brokerage transactions with a broker-dealer affiliated with a Sub-adviser to the same fund. [The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of a Sub-adviser to a fund for which that Sub-adviser provides investment advice do not exceed the usual and customary broker’s commission.] In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Sub-advisers or their affiliates.

During the fiscal years ended December 31, 2002, December 31, 2003 and October 31, 2004, the following predecessor funds paid the amounts indicated to the affiliated broker-dealers of the Manager of the predecessor funds or affiliates of the Sub-Advisers to each predecessor fund.

FISCAL YEAR ENDED DECEMBER 31, 2002

Fund	Affiliated Broker-Dealer		Aggregate Brokerage Commissions Paid		Percentage of Total Brokerage Commissions		Percentage of Transactions (Based on Dollar Amounts)
Capital Appreciation Fund	[insert name	]	$	_____	_____	%	_____	%
Deep Value Fund	[insert name	]	$	_____	_____	%	_____	%
Equity Fund	[insert name	]	$	_____	_____	%	_____	%
Equity Income Fund	[insert name	]	$	_____	_____	%	_____	%
Global Financial Services Fund	[insert name	]	$	_____	_____	%	_____	%

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Global Socially Responsive Fund	[insert name]		$	_____	_____	%	_____	%
Government Securities Fund	[insert name]		$	_____	_____	%	_____	%
Growth Fund	[insert name]		$	_____	_____	%	_____	%
Growth and Income Fund	[insert name]		$	_____	_____	%	_____	%
High-Yield Bond Fund	[insert name]		$	_____	_____	%	_____	%
International Growth Fund	[insert name]		$	_____	_____	%	_____	%
Managed Fund	[insert name]		$	_____	_____	%	_____	%
Mergers and Acquisitions Fund	[insert name]		$	_____	_____	%	_____	%
Money Market Fund	[insert name]		$	_____	_____	%	_____	%
Small Company Growth Fund	[insert name]		$	_____	_____	%	_____	%
Small Company Value Fund	[insert name]		$	_____	_____	%	_____	%
Short Duration Bond Fund	[insert name]		$	_____	_____	%	_____	%
Tax-Exempt Income Fund	[insert name]		$	_____	_____	%	_____	%

FISCAL YEAR ENDED DECEMBER 31, 2003

Fund	Affiliated Broker-Dealer		Aggregate Brokerage Commissions Paid		Percentage of Total Brokerage Commissions		Percentage of Transactions (Based on Dollar Amounts)
Capital Appreciation Fund	[insert name	]	$	_____	_____	%	_____	%
Deep Value Fund	[insert name	]	$	_____	_____	%	_____	%
Equity Fund	[insert name	]	$	_____	_____	%	_____	%
Equity Income Fund	[insert name	]	$	_____	_____	%	_____	%
Global Financial Services Fund	[insert name	]	$	_____	_____	%	_____	%
Global Socially Responsive Fund	[insert name	]	$	_____	_____	%	_____	%
Government Securities Fund	[insert name	]	$	_____	_____	%	_____	%
Growth Fund	[insert name	]	$	_____	_____	%	_____	%
Growth and Income Fund	[insert name	]	$	_____	_____	%	_____	%
High-Yield Bond Fund	[insert name	]	$	_____	_____	%	_____	%
International Growth Fund	[insert name	]	$	_____	_____	%	_____	%
Managed Fund	[insert name	]	$	_____	_____	%	_____	%
Mergers and Acquisitions Fund	[insert name	]	$	_____	_____	%	_____	%
Money Market Fund	[insert name	]	$	_____	_____	%	_____	%
Small Company Growth Fund	[insert name	]	$	_____	_____	%	_____	%
Small Company Value Fund	[insert name	]	$	_____	_____	%	_____	%
Short Duration Bond Fund	[insert name	]	$	_____	_____	%	_____	%
Tax-Exempt Income Fund	[insert name	]	$	_____	_____	%	_____	%

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FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid		Percentage of Total Brokerage Commissions		Percentage of Transactions (Based on Dollar Amounts)
Capital Appreciation Fund	[insert name]	$	_____	_____	%	_____	%
Deep Value Fund	[insert name]	$	_____	_____	%	_____	%
Equity Fund	[insert name]	$	_____	_____	%	_____	%
Equity Income Fund	[insert name]	$	_____	_____	%	_____	%
Global Financial Services Fund	[insert name]	$	_____	_____	%	_____	%
Global Socially Responsive Fund	[insert name]	$	_____	_____	%	_____	%
Government Securities Fund	[insert name]	$	_____	_____	%	_____	%
Growth Fund	[insert name]	$	_____	_____	%	_____	%
Growth and Income Fund	[insert name]	$	_____	_____	%	_____	%
High-Yield Bond Fund	[insert name]	$	_____	_____	%	_____	%
International Growth Fund	[insert name]	$	_____	_____	%	_____	%
Managed Fund	[insert name]	$	_____	_____	%	_____	%
Mergers and Acquisitions Fund	[insert name]	$	_____	_____	%	_____	%
Money Market Fund	[insert name]	$	_____	_____	%	_____	%
Small Company Growth Fund	[insert name]	$	_____	_____	%	_____	%
Small Company Value Fund	[insert name]	$	_____	_____	%	_____	%
Short Duration Bond Fund	[insert name]	$	_____	_____	%	_____	%
Tax-Exempt Income Fund	[insert name]	$	_____	_____	%	_____	%

*	The predecessor corporation changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each fund to AXA Equitable as its investment manager. The Trust’s proxy voting policy is disclosed in Appendix B. Because AXA Equitable views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each fund to the applicable Sub-advisers. A description of the proxy voting policies and procedures that each Sub-adviser uses to determine how to vote proxies relating to the fund’s portfolio securities are included in Appendix B to this SAI.

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Information concerning purchase and redemption of shares of the funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

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Each fund has four separate classes of shares: Class A, B, C and Y shares. Each class of shares of a fund represents an identical interest in the investment portfolio of that fund and has the same rights, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares (other than Class A shares of the Money Market Fund) are subject to an initial sales charge and an ongoing distribution fee and service fee (except the Class A Shares of the Short Duration Bond Fund which are not subject to a service fee), (iii) Class B and Class C shares (other than Class B and Class C shares of the Money Market Fund) are subject to a contingent deferred sales charge (“CDSC”) and an ongoing distribution fee and service fee, (iv) only Class B shares have a conversion feature; (v) the Class A, B, and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (vi) Class Y shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) the classes have separate exchange privileges. In addition, the income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class. The distribution-related fees paid with respect to any class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Fund shares are purchased at the net asset value next determined, plus the applicable sales charge, after the application for purchase of shares is received by the Trust’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”). At the election of the investor, the sales charge may be imposed at the time of purchase (Class A shares) or may be deferred (Class B and Class C shares and Class A shares in excess of $1,000,000 held for more than 24 months). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

Exemptions from Classes A, B and C CDSC

No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any fund, other than the Classes A, B and C of Money Market Fund, where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year.

In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another fund although a CDSC will be imposed on shares (when redeemed) of the acquired fund purchased by exchange of shares subject to a CDSC. The holding period of shares subject to a CDSC that are exchanged will be deemed to commence as of the date of the initial investment.

Special Fiduciary Relationships. The CDSC will not apply with respect to purchases of Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship. In accordance with the provisions of the CDSC exemption, such dealer agrees to the reimbursement provision described below, and no sales charge will be imposed on sales of $1,000,000 or more. In addition, the Distributor will pay to the selling dealer a commission described in the Prospectus.

For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a fund to a Distributor pursuant to the Trust’s Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

Services for Investors

For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Trust.

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Automatic Reinvestment Plan. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same class of fund(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Trust at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

Automatic Bank Draft Plan. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the funds in amounts of $50 or more on a regular basis by having the amount of the investment automatically deducted from the investor’s checking account. The minimum initial investment for this Plan is $250. Forms authorizing this service are available from the Trust.

Automatic Investment Plan. An investor may debit any class of a fund account on a monthly basis for automatic investments into one or more of the other funds of the same class. The minimum initial investment for the funds is $2,000 for each fund, except for:

•	Accounts established with an automatic bank draft plan (minimum $250 to open/$50 subsequent)

•	Accounts established in a broker/dealer wrap program with which the funds, its Manager or its Distributors, have an agreement. Such accounts will be subject to a $1,000 minimum for each Fund.

•	Traditional and Roth IRA Accounts (minimum $250 to open/$50 subsequent)

•	529 Accounts ($25 per portfolio or $15 per portfolio if the account is funded by investing through an automatic purchase plan or payroll deduction)

•	Coverdell Education Savings Accounts (minimum $250 to open/$50 subsequent)

•	Corporate retirement plans, such as 401(k) and 403(b) plans

In 2004, existing accounts with balances of $1,000 or more at the time of the assessment will not be affected by the low minimum balance fee. However, in 2005 accounts will be required to maintain a balance of $1,500 to avoid the low minimum balance fee, unless they qualify for an exemption as outlined above. Existing shareholders must meet the $2,000 minimum if they open a new account in another fund or wish to establish a new account by exchanging money from an existing account.

Letter of Intent Investments. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the funds should complete the appropriate portion of the new account application.

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Right of Accumulation Discount. Investors who make an additional purchase of a class of shares of a fund which, when combined with the value of their existing aggregate holdings of shares of a fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under “How Sales Charges are Calculated—Class A Shares” in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of fund shares of the investor’s spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, pooled and similar accounts, will be aggregated upon notification of applicable accounts from the investor.

Checkwriting. A check redemption feature is available on the Money Market Fund Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting the Manager. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

Systematic Withdrawal Plan. Investors may elect a systematic withdrawal plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the fund(s) at net asset value. Shares in the plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day’s closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying Fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

Retirement Plans. The Trust offers various Retirement Plans: IRA (generally for all individuals with employment income), 403(b)(7) (for employees of certain tax-exempt organizations and schools), and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from the Transfer Agent. After reading the plan, you may wish to consult a competent financial or tax advisor if you are uncertain that the plan is appropriate for your needs.

Conversion of Class B Shares

Class B shares will automatically convert to Class A shares of the same fund eight years after the end of the calendar month in which the first purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class B shares acquired through the reinvestment of dividends and distributions (“reinvested Class B shares”) will be converted to Class A shares on a pro rata basis only when Class B shares not acquired through reinvestment of dividends or distributions (“purchased Class B shares”) are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder’s account. For the purposes of calculating the holding period for conversion of Class B shares, the date of initial issuance means the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature.

Exchange Privilege

Exchange of Class A Shares. You may exchange your Class A shares for Class A shares of any other fund. Class A shares of any fund cannot be exchanged for Class B, C or Y shares of any other fund.

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Exchange of Class B Shares. Class B shares of all funds are exchangeable for Class B shares of any other fund. Class B shares of any fund cannot be exchanged for Class A, C or Y shares of any other fund.

Exchange of Class C Shares. Class C shares of all funds are exchangeable for Class C shares of any other Fund. Class C shares of any fund cannot be exchanged for Class A, B or Y shares of any other fund.

Exchange of Class Y Shares. Class Y shares of all funds are exchangeable for Class Y shares of any other fund. Class Y shares of any fund cannot be exchanged for Class A, B or C shares of any other fund.

The minimum initial investment rules applicable to a fund apply to any exchange where the exchange results in a new account being opened in such fund. Exchanges into existing accounts are not subject to a minimum amount. Original investments in the Money Market Fund which are transferred to other funds are not considered fund exchanges but purchases for sales charge calculation purposes.

Shares of a fund that are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a fund that are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the fund is “tacked” onto the holding period for the newly acquired shares of the other fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the SEC. Your exchange may be processed only if the shares of the fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

Redemptions — General

Payment for redeemed shares is ordinarily made within seven days after receipt by the Transfer Agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the SEC; (2) an emergency, as defined by the SEC, exists making trading of fund securities or valuation of net assets not reasonably practicable; or (3) the SEC has by order permitted such suspension or delay.

As more fully described in the prospectus, a fee of 2% of the current net asset value of the shares being redeemed may be assessed and retained by the fund under certain circumstances.

The Trust reserves the right to redeem an account at its option upon not less than 45 days’ written notice if an account’s net asset value is $500 or less and remains so during the notice period.

Redemptions In Kind

The Trust’s organizational documents provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Trust. To date, all redemptions have been made in cash, and the Trust anticipates that all redemptions will be made in cash in the future. The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Trust at the beginning of such period. If shares are redeemed through a distribution of assets of the Trust, the recipient would incur brokerage commissions upon the sale of such securities.

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Determination of Net Asset Value

The Trust will offer and sell its shares based on each fund’s net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each fund will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day, as defined below. The net asset value per share of each class of a fund will be computed by dividing the sum of the investments held by that fund applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the fund at such time. All expenses borne by the Trust and each of its Classes will be accrued daily.

The net asset value per share of each fund will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

•	The assets belonging to each fund will include (i) all consideration received by the Trust for the issue or sale of shares of that particular fund, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) “General Items,” if any, allocated to that fund. “General Items” include any assets, income, earnings, profits, and proceeds thereof, funds, or payments that are not readily identifiable as belonging to any particular fund. General Items will be allocated as the Trust’s Board of Trustees considers fair and equitable.

•	The liabilities belonging to each fund will include (i) the liabilities of the Trust in respect of that fund, (ii) all expenses, costs, charges and reserves attributable to that fund, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular fund which have been allocated as the Trust’s Board of Trustees considers fair and equitable.

The value of each fund will be determined at the close of business on each “business day.” Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each fund are valued as follows:

•	Stocks listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day, at a bid price estimated by a broker.

•	Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

•	U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

•	Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

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•	The Money Market Fund values short-term debt securities at amortized cost, which approximates market value. For all other funds, only short-term debt securities that mature in 60 days or less are valued at amortized cost, and short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Calculations are made to compare the value of the Fund’s securities, valued at amortized cost, with market values. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Trustees believes will result in dilution or other unfair results material to shareholders, the Board of Trustees will consider what action, if any, should be initiated. The Money Market Fund seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Fund will be able to maintain a stable net asset value.

•	Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

•	Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•	Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

•	Options are valued at their last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

•	Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

•	Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

•	Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

If the Trust determines that a material change in the value of a foreign security has occurred after the close of trading in the foreign market(s) in which a fund invests but before the close of regular trading on the NYSE, the Trust may use fair value methods to reflect those changes. In addition, the Trust may use fair value methods to value securities in other situations, for example, when a particular foreign market is closed but the Trust is open. This policy is intended to assure that a fund’s net asset value fairly reflects securities values as of the time of pricing.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust’s financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Sub-advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Sub-advisers will continuously monitor the performance of these services.

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TAXATION

Each fund is treated for federal tax purposes as a separate corporation. As a regulated investment company under the Code (“RIC”), each fund that satisfies the Distribution Requirement described below will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains that it timely distributes to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the exdividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

Backup Withholding. Each fund is required to withhold 28% of all taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund or Equitable with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to those shareholders who otherwise are subject to backup withholding.

Sale or Exchange of Fund Shares. A shareholder’s sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares. In addition, if a fund’s shares are bought within 30 days before or after selling other shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

Class A Shareholders. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another AXA Equitable mutual fund without paying a sales charge due to the 90-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the AXA Equitable mutual fund shares subsequently acquired.

Conversion of Class B Shares. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

Qualification as a Regulated Investment Company. Each fund has elected to be, and intends to qualify each taxable year for treatment as a RIC. To so qualify, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss and, for some funds, net gain from certain foreign currency transactions all determined without regard to any deduction for dividends paid) (“Distribution Requirement”). Each fund also must meet several additional requirements, including the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as taxable dividends (that is, ordinary income) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for RIC treatment.

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Distributions. Dividends and other distributions a fund declares in October, November or December of any year that are payable to its shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays the distributions during the following January.

A portion of the dividends (whether paid in cash or in additional fund shares) from a fund may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for a fund may not exceed the aggregate dividends it receives from U.S. corporations (and capital gain distributions thus are not eligible for the deduction). However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

Taxation of Fund Operations. Each fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received, and gains realized, by a fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively “foreign taxes”) that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources and (3) could either use the foregoing information in calculating the foreign tax credit against his or her federal income tax or, alternatively, deduct the foreign taxes deemed paid by him or her in computing his or her taxable income. A fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid to, and the income from sources within, foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each fund may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A fund’s distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on “qualified dividend income” described in the Prospectus.

If a fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF’), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain (which it likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

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Each fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over a fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election. A fund’s adjusted basis in each PFIC’s stock with respect to which it has made the election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain futures contracts (other than “securities futures contracts,” as defined in section 1234B(c) of the Code), foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a fund may invest may be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts a fund holds at the end of each taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be re-characterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her fund shares.

Offsetting positions in any actively traded security, option, futures or forward contract a fund enters into or holds may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

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When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss; depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

If a fund has an “appreciated financial position”- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis-and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A fund that acquires zero coupon or other securities issued with OID and/or Treasury inflation-indexed securities (“TIIS”), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the fund receives no corresponding payment on them during the year. Similarly, a fund that invests in payment-in-kind (“PIK”) securities must include in its gross income securities it receives as “interest” on those securities. Each fund has elected similar treatment with respect to securities purchased at a discount from their face value (“market discount”). Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Tax-Exempt Income Fund. Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount (whether on taxable or tax-exempt securities) realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to only the income distributions made by the fund during each year. As with shares in all funds, a sale, exchange or redemption of shares in the Tax-Exempt Income Fund is a taxable event and may result in capital gain or loss. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received thereon.

The Tax-Exempt Income Fund declares daily and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Fund on other than a dividend payment date, a portion of the shareholder’s redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

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Income from certain “private activity” bonds issued after August 7, 1986, are items of tax preference for alternative minimum tax purposes at a maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The Tax-Exempt Income Fund does not intend to invest more than 20% of its assets in private activity bonds. In addition, a portion of a distribution derived from any tax-exempt interest incurred, whether or not from private activity bonds, will be taken into account in determining the alternative minimum tax. In higher income brackets, up to 85% of an individual’s Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the fund, is taken into account in determining that portion of Social Security benefits which is taxed.

All or a portion of the interest incurred by a shareholder to purchase or carry an investment in the Tax-Exempt Income Fund will not be deductible.

The treatment for state and local tax purposes of distribution from the Tax-Exempt Income Fund representing interest on Municipal Securities will vary according to the laws of state and local taxing authorities.

OTHER INFORMATION

Delaware Statutory Trust. The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a fund’s property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility that AXA Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

Classes of Shares. Each fund consists of Class A shares, Class B shares, Class C shares and Class Y shares. A share of each class of a fund represents an identical interest in that fund’s investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B, Class C and Class Y shares will differ.

Voting Rights. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the funds as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

Shareholder Meetings. The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

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Class-Specific Expenses. Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder’s investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP (“PwC”), 300 Madison Avenue, New York, New York 10017, serves as the Trust’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Trust.

Custodian

JPMorgan Chase Bank (“Chase”), 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the funds. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of the entities.

Transfer Agent

Boston Financial Data Services, Inc., 330 West 9th Street, Kansas City, Missouri 64105, serves as the transfer agent and dividend disbursing agent for the Trust.

Counsel

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036, serves as counsel to the Trust. Sullivan & Worcester, 1666 K Street, N.W., Suite 700, Washington, D.C. 20006, serves as counsel to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

[Each fund is newly organized and has no operations or financial information of its own prior to the date of this SAI but is the successor to a substantially similar investment company, as described the Prospectus. The financial statements for the Trust were derived from the relevant predecessor fund’s financial statements, which were audited by PwC, whose report along with the financial statements of each predecessor fund, is included in the Annual Report for the predecessor funds (The Enterprise Group of Funds, Inc. Annual Report for the Fiscal Year Ended October 31, 2004). The audited financial statements for the period ended October 31, 2004, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders and the predecessor fund’s Annual Report, filed electronically with the SEC, are incorporated by reference and made a part of this document.]

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APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor’s. Commercial paper rated A- l by Standard & Poor’s has the following characteristics:

liquidity ratios are adequate to meet cash requirements;

long-term senior debt is rated “A” or better;

the issuer has access to at least two additional channels of borrowing;

basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and

the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor’s to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following:

evaluation of the management of the issuer;

economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

evaluation of the issuer’s products in relation to competition and customer acceptance;

liquidity;

amount and quality of long-term debt;

trend of earnings over a period of ten years;

financial strength of parent company and the relationships which exist with the issuer; and

recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be “investment grade” if they are in one of the top four ratings.

Standard & Poor’s ratings are as follows:

•	Bonds rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

•	Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.

•	Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

•	Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

•	The rating C 1 is reserved for income bonds on which no interest is being paid.

•	Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s ratings are as follows:

•	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

•	Bonds which are rated A possess many favorable investment attributes and are to be considered as uppermedium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

•	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as wellassured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

•	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

•	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

•	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

•	Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier “1” indicates that a security ranks in the higher end of its rating category, the modifier “T’ indicates a mid-range ranking and the modifier “Y’ indicates that the issue ranks in the lower end of its rating category.

APPENDIX B

Proxy Voting Policies and Procedures

PROXY VOTING POLICIES OF

GAMCO INVESTORS, INC.

These procedures are adopted pursuant to the proxy rules promulgated by 17 C.F.R. Sections 27\4.204(4)-2, 275.204-2 and 270.30b1-4. These procedures will be used by the advisers having to determine how to vote proxies relating to portfolio securities, including the procedures that the Fund uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principal underwriter.

I. PROXY VOTING COMMITTEE

The proxy committee was originally formed in April 1989 for the purpose of formulating guidelines and reviewing proxy statements within the parameters set by the substantive proxy voting guidelines published by GAMCO in 1988, a copy of which are appended as Exhibit A. The committee will include representatives of Research, Administration, legal, and the adviser. Where a member of the Committee ceases to serve, a replacement will be nominated by the Chairman and voted upon by the entire Committee. As of June 30, 2003. The members are:

RESEARCH

Ivan Arteaga, Research Analyst

Joshua Fenton, Director of Research

James Foung, Research Analyst

Douglas R. Jamieson, Chief Operating Officer

William S. Selby, Managing Director

Peter D. Zaglio, Chairman, Proxy Committee

ADMINISTRATION

Karyn M. Nappi, Compliance Manager

LEGAL

Stephen DeTore, Deputy General Counsel

James E. McKee, General Counsel

GABELLI FUNDS, LLC.

Bruce N. Alpert, Chief Operating Officer

Caesar M. P. Bryan, Portfolio Manager

Howard F. Ward, Portfolio Manager

Peter D. Zaglio currently chairs the committee. In his absence, the Director of Research will chair the committee. Meetings are held as needed basis to form views on the manner in which the advisers should vote proxies on behalf of the shareholders. In general, the research analyst who follows the issuer, using the Proxy Guidelines, will recommend how to vote on each issue. All matters identified by the Legal and Compliance Department as controversial, taking into account matters such as the recommendation of third party services such as ISS, that matter is presented to the Proxy voting committee. If the Legal and Compliance Department or the analyst has identified the matter as (1) one that is controversial, (2) one that would benefit from deliberation by the Proxy Voting Committee or (3) may give rise to a conflict of interest between the adviser and the advisory clients of the firm, the analyst will initially determine what vote to recommend that the adviser should cast.

For non-controversial matters, the analyst may vote the proxy if (1) the vote is consistent with the recommendations of the issuer’s Board of Directors, and not contrary to the Proxy Guidelines; or (2) the vote is contrary to the recommendations of the Board of Directors but is consistent with the Proxy Guidelines. In those instances, the analyst may sign and date the proxy and return them to the Compliance Manager. If the vote is not covered by the Proxy Guidelines and the analyst recommends voting against the issuer’s Board of Directors’ recommendations, the vote goes before the committee.

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any third party research, a summary of any views provided by the Chief Investment Officer and any recommendation by the analyst. At the meeting, the analyst presents his/her viewpoint, and a vote of the committee is taken. If counsel believes that the matter before the committee is one with respect to which a conflict of interest may exist between the adviser and the clients of the adviser, counsel will provide an opinion to committee concerning the conflict. If the matter is one in which the interests of the clients of one or more of advisers may diverge, counsel will so advise and the Committee may make a different recommendation as to each adviser. For any matters that might trigger appraisal rights, counsel will provide an opinion concerning the likely risks and merits of such an appraisal action. Should the vote concerning one or more recommendations be tied in a vote of the committee, the views of the analyst will be followed. The committee notifies the proxy department of the result of the vote and the proxy is voted accordingly.

Although the Proxy Guidelines express the normal preferences of the voting of any shares not covered by a contrary investment guideline provided by the client, the Committee is not bound by the preference set forth in the Proxy Guidelines and will reviewed each matter on its own merits. Written minutes of all proxy meetings are kept on file. The adviser subscribes to the Institutional Shareholder Corporate Governance Service. ISS supplies current information on regulations, trends in proxy voting and information on corporate governance issues. ISS also sponsors seminars and conferences on corporate governance matters.

If the vote cast either by the analyst or as a result of the deliberations of the Proxy Voting Committee runs contrary to the recommendation of the Board of Directors of the issuer, the matter will be referred to legal counsel to determine whether an amendment to the last-filed Schedule 13D is appropriate.

II. SOCIAL ISSUES AND OTHER CLIENT GUIDELINES

If the client has provided special instructions relating to the adviser by voting the proxy on behalf of the client, any special client considerations should be noted on the client profile and disseminated to the proxy department. This is the responsibility of the portfolio manager or sales assistant. In accordance with Department of Labor guidelines, the adviser’s policy is to vote on behalf of ERISA accounts in the best interest of the plan participants with regard to social issues that carry an economic impact. Where an account is not governed by ERISA, the adviser will vote shares held on behalf of the client in a manner consistent with any individual investment/voting guidelines provided by the client. Otherwise the adviser will abstain with respect to those shares.

III. CLIENT RETENTION OF VOTING RIGHTS

If a client chooses to retain the right to vote proxies or if there is any change in voting authority, the following should be notified by the portfolio manager/sales assistant:

-	Client profile

-	Legal: James McKee and Stephen DeTore

-	Proxy department: Karyn Nappi

-	Portfolio Manager assigned to the account.

In the event that the Board of Directors of one or more of the investment companies managed by one of the advisers has retained direct voting control over any security, the Compliance Department will provide each Board Member (Or in the event that the voting has been delegated to a committee of the Board, to the Committee members) with a copy of the proxy statement together with any recommendation by the adviser.

IV. VOTING RECORDS

The Compliance Department will retain a record of matters voted upon. It will provide to the advisers such voting records as are necessary to fulfill. The adviser’s staff may request proxy-voting records for use in presentations to current or prospective clients. Requests for proxy voting records should be made at least ten days prior to client meetings.

If a client wishes to receive a proxy voting record on a quarterly, semi-annual or annual basis, please notify the proxy department. The reports will be available for mailing approximately ten days after the quarter end of the period. First quarter reports may be delayed since the end of the quarter falls during the height of the proxy season.

A letter is sent to the custodian of all separate account clients for which the adviser has voting responsibility instructing them to forward all proxy materials to:

[Adviser name]

Attn: Proxy Department

One Corporate Center

Rye, New York 10580-1433

The sales assistant sends the letter to the custodian of all new accounts, along with the trading/DTC instructions. Proxy voting records will be retained in compliance with 17 C.F.R. section 275.204-2.

V. VOTING PROCEDURES

1. Custodian banks, outside brokerage firms and Wexford Clearing Services Corporation are responsible for forwarding proxies directly to GAMCO.

Proxies are received in one of three forms:

-	Shareholder Vote Authorization Forms (VAF’s) - Issued by ADP. VAF’s must be voted through the issuing institution causing a time lag. ADP is an outside service contracted by the various institutions to issue proxy materials.

-	Proxy cards which may be voted directly.

-	Proxy cards which are returned to the custodian (usually an outside broker). This is the least efficient method. It is difficult to determine whether our votes are being cast in the manner we directed. There is also a considerable time lag.

2. On the record date, a run is made of all holders of the security for comparison with proxies when they are received. To facilitate the reconciliation process, a copy of any trade corrections occurring between record date minus five and the meeting date should be given to the proxy department by the person making the correction. Any trade that changes the voting status of shares (i.e. from “A” shares to “B” shares) should also be given to the proxy department.

3. Upon receipt of the proxy, the number of shares each form represents is logged into the proxy system according to security.

4. In the case of a discrepancy such as an incorrect number of shares, an improperly signed or dated card, wrong class of security, etc., the issuing custodian is notified by phone. A corrected proxy is requested. Any arrangements are made to insure that a proper proxy is received in time to be voted (overnight delivery, fax, etc.). When securities are out on loan on record date, the custodian is requested to supply written verification.

5. Upon receipt of instructions from the proxy committee (see Administrative), the votes are cast and recorded for each account on an individual basis.

Since January 1, 1992, records have been maintained on the Proxy Edge system. The system is backed up regularly. From 1990 through 1991, records were maintained on the PROXY VOTER system and in hardcopy format. Prior to 1990, records were maintained on diskette and in hardcopy format.

PROXY EDGE records include:

Security Name and Cusip Number

Date and Type of Meeting (Annual, Special, Contest)

Client Name

Adviser or Fund Account Number

Directors’ Recommendation

How GAMCO voted for the client on each issue

The rationale for the vote when it appropriate

Records prior to the institution of the PROXY EDGE system include:

Security name

Type of Meeting (Annual, Special, Contest)

Date of Meeting

Name of Custodian

Name of Client

Custodian Account Number

Adviser or Fund Account Number

Directors’ recommendation

How the Adviser voted for the client on each issue

Date the proxy statement was received and by whom

Name of person posting the vote

Date and method by which the vote was cast

-	From these records individual client proxy voting records are compiled. It is our policy to provide institutional clients with a proxy voting record during client reviews. In addition, we will supply a proxy voting record at the request of the client on a quarterly, semi-annual or annual basis.

6. Proxy cards/VAF’s are marked and copied. Copies are kept alphabetically by security. Records for the current proxy season are located in the Proxy Department office. In preparation for the upcoming season, files are transferred to the La Vigna storage facility during January/February.

7. Shareholder Vote Authorization Forms issued by ADP are always sent directly to a specific individual at ADP. The Advisers’s ADP representative is Andre Carvajal. Her back-up is Gina Bitros. Their supervisor is Debbie Sciallo. A follow-up call is made to verify receipt.

8. If a proxy card or VAF is received too late to be voted in the conventional matter, every attempt is made to vote on one of the following manners:

-	VAF’s can be faxed to ADP up until the time of the meeting. This is followed up by mailing the original form.

-or-

A call is placed to the custodian bank and a verbal vote is given to the bank and the bank then calls ADP and gives a verbal vote. Because of the increased possibility for errors, this method is only used as a last resort. ADP may not take a verbal vote from the Adviser directly. Written verification of the vote is requested from the custodian.

-	When a solicitor has been retained, the solicitor is called. At the solicitor’s direction, the proxy is faxed or sent by messenger.

10. Two weeks prior to the meeting all custodians who have not yet forward proxy materials are contacted.

11. In the case of a proxy contest, records are maintained for each opposing entity.

12. Voting in Person

a) At times it may be necessary to vote the shares in person. In this case, a “legal proxy” is obtained in the following manner:

-	Banks and brokerage firms using the services at ADP:

The back of the VAF is stamped indicating that we wish to vote in person. The forms are then sent overnight to ADP. ADP issues individual legal proxies and sends them back via overnight (or the Adviser can pay messenger charges). A lead-time of at least two weeks prior to the meeting is needed to do this. Alternatively, the procedures detailed below for banks not using ADP may be implemented.

-	Banks and brokerage firms issuing proxies directly:

The bank is called and/or faxed and a legal proxy is requested.

All legal proxies should appoint:

“REPRESENTATIVE OF [ADVISER NAME] WITH FULL POWER OF SUBSTITUTION.”

b) The legal proxies are given to the person attending the meeting along with the following supplemental material:

-	A limited Power of Attorney appointing the attendee an Adviser representative.

-	A list of all shares being voted by custodian only. Client names and account numbers are not included. This list must be presented, along with the proxies, to the Inspectors of Elections and/or tabulator at least one-half hour prior to the scheduled start of the meeting. The tabulator must “qualify” the votes (i.e. determine if the vote have previously been cast, if the votes have been rescinded, etc. vote have previously been cast, etc.).

-	A sample ERISA and Individual contract.

-	A sample of the annual authorization to vote proxies form.

-	A copy of our most recent Schedule 13D filing (if applicable).

APPENDIX A

PROXY GUIDELINES

PROXY VOTING GUIDELINES

GENERAL POLICY STATEMENT

It is the policy of GABELLI ASSET MANAGEMENT INC. to vote in the best economic interests of our clients. As we state in our Magna Carta of Shareholders Rights, established in May 1988, we are neither for nor against management. We are for shareholders.

At our first proxy committee meeting in 1989, it was decided that each proxy statement should be evaluated on its own merits within the framework first established by our Magna Carta of Shareholders Rights. The attached guidelines serve to enhance that broad framework.

We do not consider any issue routine. We take into consideration all of our research on the company, its directors, and their short and long-term goals for the company. In cases where issues that we generally do not approve of are combined with other issues, the negative aspects of the issues will be factored into the evaluation of the overall proposals but will not necessitate a vote in opposition to the overall proposals.

BOARD OF DIRECTORS

The advisers do not consider the election of the Board of Directors a routine issue. Each slate of directors is evaluated on a case-by-case basis.

Factors taken into consideration include:

-	Historical responsiveness to shareholders

This may include such areas as:

-	Paying greenmail

-	Failure to adopt shareholder resolutions receiving a majority of shareholder votes

-	Qualifications

-	Nominating committee in place

-	Number of outside directors on the board

-	Attendance at meetings

-	Overall performance

SELECTION OF AUDITORS

In general, we support the Board of Directors’ recommendation for auditors.

BLANK CHECK PREFERRED STOCK

We oppose the issuance of blank check preferred stock.

Blank check preferred stock allows the company to issue stock and establish dividends, voting rights, etc. without further shareholder approval.

CLASSIFIED BOARD

A classified board is one where the directors are divided into classes with overlapping terms. A different class is elected at each annual meeting.

While a classified board promotes continuity of directors facilitating long range planning, we feel directors should be accountable to shareholders on a annual basis. We will look at this proposal on a case-by-case basis taking into consideration the board’s historical responsiveness to the rights of shareholders.

Where a classified board is in place we will generally not support attempts to change to an annually elected board.

When an annually elected board is in place, we will not support attempts to classify the board.

INCREASE AUTHORIZED COMMON STOCK

The request to increase the amount of outstanding shares is considered on a case-by-case basis.

Factors taken into consideration include:

-	Future use of additional shares

-	Stock split

-	Stock option or other executive compensation plan

-	Finance growth of company/strengthen balance sheet

-	Aid in restructuring

-	Improve credit rating

-	Implement a poison pill or other takeover defense

-	Amount of stock currently authorized but not yet issued or reserved for stock option plans

-	Amount of additional stock to be authorized and its dilutive effect

We will support this proposal if a detailed and verifiable plan for the use of the additional shares is contained in the proxy statement.

CONFIDENTIAL BALLOT

We support the idea that a shareholder’s identity and vote should be treated with confidentiality.

However, we look at this issue on a case-by-case basis.

In order to promote confidentiality in the voting process, we endorse the use of independent Inspectors of Election.

CUMULATIVE VOTING

In general, we support cumulative voting.

Cumulative voting is a process by which a shareholder may multiply the number of directors being elected by the number of shares held on record date and cast the total number for one candidate or allocate the voting among two or more candidates.

Where cumulative voting is in place, we will vote against any proposal to rescind this shareholder right.

Cumulative voting may result in a minority block of stock gaining representation on the board. When a proposal is made to institute cumulative voting, the proposal will be reviewed on a case-by-case basis. While we feel that each board member should represent all shareholders, cumulative voting provides minority shareholders an opportunity to have their views represented.

DIRECTOR LIABILITY AND INDEMNIFICATION

We support efforts to attract the best possible directors by limiting the liability and increasing the indemnification of directors, except in the case of negligence or insider dealing.

EQUAL ACCESS TO THE PROXY

The SEC’s rules provide for shareholder resolutions. However, the resolutions are limited in scope and there is a 500 word limit on proponents’ written arguments. Management has no such limitations. While we support equal access to the proxy, we would look at such variables as length of time required to respond, percentage of ownership, etc.

FAIR PRICE PROVISIONS

Charter provisions requiring a bidder to pay all shareholders a fair price are intended to prevent two-tier tender offers that may be abusive. Typically, these provisions do not apply to a board-approved transactions.

We support fair price provisions because we feel all shareholders should be entitled to receive the same benefits.

Reviewed on a case-by-case basis.

GOLDEN PARACHUTES

Golden parachutes are severance payments to top executives who are terminated or demoted after a takeover.

We support any proposal that would assure management of its own welfare so that they may continue to make decisions in the best interest of the company and shareholders even if the decision results in them losing their job. We do not, however, support excessive golden parachutes. Therefore, each proposal will be decided on a case-by- case basis.

Note: Congress has imposed a tax on any parachute that is more than three times the executive’s average annual compensation.

ANTI-GREENMAIL PROPOSALS

We do not support greenmail. An offer extended to one shareholder should be extended to all shareholders equally across the board.

LIMIT SHAREHOLDERS’ RIGHTS TO CALL SPECIAL MEETINGS

We support the right of shareholders to call a special meeting.

CONSIDERATION OF NONFINANCIAL EFFECTS OF A MERGER

This proposal releases the directors from only looking at the financial effects of a merger and allows them the opportunity to consider the merger’s effects on employees, the community, and consumers.

As a fiduciary, we are obligated to vote in the best economic interests of our clients. In general, this proposal does not allow us to do that. Therefore, we generally cannot support this proposal.

Reviewed on a case-by-case basis.

MERGERS, BUYOUTS, SPIN-OFFS, RESTRUCTURINGS

Each of the above are considered on a case-by-case basis. According to the Department of Labor, we are not required to vote for a proposal simply because the offering price is at a premium to the current market price. We may take into consideration the long term interests of the shareholders.

MILITARY ISSUES

Shareholder proposals regarding military production must be evaluated on a purely economic set of criteria for our ERISA clients. As such, decisions will be made on a case-by-case basis.

In voting on this proposal for our non-ERISA clients, we will vote according to the client’s direction when applicable. Where no direction has been given, we will vote in the best economic interests of our clients. It is not our duty to impose our social judgment on others.

NORTHERN IRELAND

Shareholder proposals requesting the signing of the MacBride principles for the purpose of countering the discrimination of Catholics in hiring practices must be evaluated on a purely economic set of criteria for our ERISA clients. As such, decisions will be made on a case-by-case basis.

In voting on this proposal for our non-ERISA clients, we will vote according to client direction when applicable. Where no direction has been given, we will vote in the best economic interests of our clients. It is not our duty to impose our social judgment on others.

OPT OUT OF STATE ANTI-TAKEOVER LAW

This shareholder proposal requests that a company opt out of the coverage of the state’s takeover statutes. Example: Delaware law requires that a buyer must acquire at least 85% of the company’s stock before the buyer can exercise control unless the board approves.

We consider this on a case-by-case basis. Our decision will be based on the following:

-	State of Incorporation

-	Management history of responsiveness to shareholders

-	Other mitigating factors

POISON PILL

In general, we do not endorse poison pills.

In certain cases where management has a history of being responsive to the needs of shareholders and the stock is very liquid, we will reconsider this position.

REINCORPORATION

Generally, we support reincorporation for well-defined business reasons. We oppose reincorporation if proposed solely for the purpose of reincorporating in a state with more stringent anti-takeover statutes that may negatively impact the value of the stock.

STOCK OPTION PLANS

Stock option plans are an excellent way to attract, hold and motivate directors and employees. However, each stock option plan must be evaluated on its own merits, taking into consideration the following:

-	Dilution of voting power or earnings per share by more than 10%

-	Kind of stock to be awarded, to whom, when and how much

-	Method of payment

-	Amount of stock already authorized but not yet issued under existing stock option plans

SUPERMAJORITY VOTE REQUIREMENTS

Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority of the outstanding shares. In general, we oppose supermajority-voting requirements. Supermajority requirements often exceed the average level of shareholder participation. We support proposals’ approvals by a simple majority of the outstanding shares.

LIMIT SHAREHOLDERS RIGHT TO ACT BY WRITTEN CONSENT

Written consent allows shareholders to initiate and carry on a shareholder action without having to wait until the next annual meeting or to call a special meeting. It permits action to be taken by the written consent of the same percentage of the shares that would be required to effect proposed action at a shareholder meeting.

Reviewed on a case-by-case basis.

PROXY VOTING POLICIES OF

MARSICO CAPITAL MANAGEMENT, LLC

Marsico Capital Management, LLC (“MCM”) adopted a revised proxy voting policy effective March 31, 2003. The revised policy generally provides that:

-	MCM votes client proxies in the best economic interest of clients. Because MCM generally believes in the managements of companies we invest in, we think that voting in clients’ best economic interest generally means voting with management.

-	Although MCM will generally vote with management, our analysts will review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, we might decide to vote a proxy against a management recommendation. This would require notice to every affected MCM client.

-	MCM generally will abstain from voting (or take no action on) proxies issued by companies we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements. MCM will not notify clients of these routine abstentions (or decisions not to take action).

-	In unusual circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. MCM will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, MCM might use other procedures to resolve an apparent conflict and give notice to clients.

-	MCM generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s full proxy voting policy and information about the voting of a particular client’s proxies are available to the client on request.

PROXY VOTING POLICIES OF

TCW INVESTMENT MANAGEMENT COMPANY

INTRODUCTION

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. In connection with these investment advisory duties, TCW exercises voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted proxy voting guidelines (the “Guidelines”) and procedures. The Proxy Committee meets at least once a year to review the Guidelines and other proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, legal and marketing departments. TCW also uses an outside proxy voting service (the “Outside Service”) to help manage the proxy voting process. The Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. Under specified circumstances described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes.

THE GUIDELINES

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and specify whether TCW will vote for or against a particular type of proposal. In many cases, proxy voting issues will be decided on a case-by-case basis. When issues are to be decided on a case-by-case basis, TCW’s philosophy is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how best to further client interests and goals. Therefore, when the Guidelines determine that a proposal should be decided on a case-by-case basis, these decisions are typically referred to the portfolio managers, who exercise their best judgment to vote proxies in a manner that will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

The Guidelines and proxy voting procedures are summarized below. Upon request, TCW provides proxy voting records to its clients. These records, which are compiled by the Outside Service, state how votes were cast on behalf of client accounts and show, among other things, whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. The following summary is organized by broad categories of decisions commonly presented to shareholders in the proxy voting process. Within each category, decisions are organized as to whether, according to the Guidelines, TCW votes in favor, votes against, or decides on a case-by-case basis. While the Guidelines provide a basis for making proxy voting decisions, TCW may determine to deviate from the Guidelines on a case-by-case basis in its discretion consistent with its obligations to clients.

CORPORATE GOVERNANCE

TCW Votes in Favor of:

-	Proposals asking that the audit, compensation, and nominating committees be composed exclusively of independent directors

-	Proposals to repeal classified boards and elect all directors annually

-	Proposals to restore shareholder ability to remove directors with or without cause

-	Proposals that permit shareholders to elect directors to fill board vacancies

-	Proposals that remove restrictions on the right of shareholders to act independently of management

-	Proposals to allow or make easier shareholder action by written consent

-	Proposals that seek to fix the size of the board

-	Proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments

-	Proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations

-	Proposals that request companies to adopt confidential voting

TCW Votes Against:

-	Directors who, in the determination of TCW or the Outside Service, have compiled an insufficient attendance record at board and committee meetings during the preceding 12 months, are inside directors who sit on the audit, compensation, or nominating committees, are inside directors where the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees, or take or fail to take certain other actions where the result is deemed adverse to shareholder interests

-	Shareholder proposals requiring directors to own a minimum amount of company stock, limiting the tenure of outside directors, or imposing a mandatory retirement age for outside directors

-	Proposals to eliminate entirely directors’ and officers’ liability for violating the duty of care

-	Indemnification proposals that expand coverage beyond what is customary

-	Proposals to classify boards of directors

-	Proposals that provide that directors may be removed only for cause

-	Proposals that provide that only continuing directors may elect replacements to fill board vacancies

-	Proposals to eliminate cumulative voting

-	Proposals to restrict or prohibit shareholder ability to call special meetings

-	Proposals to restrict or prohibit shareholder ability to take action by written consent

-	Proposals that give management the ability to alter the size of the board without shareholder approval

-	Management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments

-	Management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations

TCW Decides on a Case-by-Case Basis:

-	Votes on director nominees (other than when a vote is withheld as described above)

-	Shareholder proposals requiring that the positions of chairman and chief executive officer be held separately

-	Shareholder proposals asking that a majority of directors be independent

-	Proposals on director and officer indemnification and liability protection (other than when a vote is withheld as described above)

-	Bundled or conditioned proxy proposals

-	Proposals to establish a shareholder advisory committee

PROXY CONTESTS AND TENDER OFFERS

TCW Votes in Favor of:

-	Reimbursing proxy solicitation expenses in cases where one of the Outside Services recommends in favor of the dissidents

-	Shareholder proposals that ask a company to submit poison pills for shareholder ratification

-	Proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments

-	Shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes

-	Shareholder proposals that would allow significant company shareholders equal access to management’s proxy material

TCW Votes Against:

-	Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares

-	Dual-class exchange offers or recapitalizations

TCW Decides on a Case-by-Case Basis:

-	Votes in contested elections of directors

-	Proposals to reimburse proxy solicitation expenses (other than when voting for such a proposal as described above)

-	Proposals to restore or permit cumulative voting

-	Shareholder proposals to redeem a company’s poison pill

-	Management proposals to ratify a poison pill

-	Proposals to adopt fair price provisions (other than when a vote is withheld as described above)

-	Restructuring plans that involve the payment of pale greenmail

CAPITAL STRUCTURE

TCW Votes in Favor of:

-	Management proposals to increase common share authorization for a stock split

-	Management proposals to implement a reverse stock split when the number of shares will be proportionally reduced to avoid delisting

-	Proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense

-	Proposals to authorize preferred stock when the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

-	Shareholder proposals to have blank check preferred stock placements submitted for shareholder ratification

-	Management proposals to reduce the par value of common stock

-	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms

TCW Votes Against:

-	Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures

-	Proposals authorizing new classes of blank check preferred stock

TCW Decides on a Case-by-Case Basis:

-	Proposals to increase the number of shares of common stock authorized for issue

-	Proposals to implement reverse stock splits that do not proportionately reduce the number of shares authorized for issue

-	Proposals to increase the number of blank check preferred shares

-	Shareholder proposals that seek preemptive rights

-	Proposals to increase common or preferred shares and to issue shares as part of a debt restructuring plan

-	Proposals to create tracking stock

EXECUTIVE AND DIRECTOR COMPENSATION

TCW Votes in Favor of:

-	Shareholder proposals that seek additional disclosure of executive and director pay information

-	Shareholder proposals to have golden and tin parachutes submitted for shareholder ratification

-	Proposals that request shareholder approval in order to implement ESOPs or to increase authorized shares for existing ESOPs

-	Proposals to implement 401(k) savings plans for employees

TCW Decides on a Case-by-Case Basis:

-	Votes with respect to compensation plans

-	Management proposals seeking approval to reprice options

-	Votes on stock-based plans for directors

-	Votes on employee stock purchase plans

-	Shareholder proposals that seek to limit executive and director pay

-	Proposals to ratify or cancel golden or tin parachutes

MISCELLANEOUS ISSUES

TCW Votes in Favor of:

-	Proposals to change a corporate name

-	Proposals seeking improved disclosure in a variety of areas of social concern; e.g., certain environmental and labor issues

TCW Votes Against:

-	Proposals regarding charitable contributions

-	Most shareholder proposals requiring corporate action on matters of social controversy

TCW Decides on a Case-by-Case Basis:

-	Proposals to ratify auditors, considering such factors as the length of time the company has retained the auditor and the amount of non-audit fees the company has paid the auditor during the preceding year

CONFLICT RESOLUTION

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict does arise, the primary means by which TCW avoids a conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined under the Guidelines to be cast either in favor or against, then TCW will follow the Guidelines and vote accordingly. On the other hand, if a potential conflict of interest arises and the Guidelines are either silent on the matter or provide that such vote should be decided on a case-by-case basis, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Committee will determine whether such relationship is material to TCW. In making this determination, a conflict of interest will usually not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) or more of TCW’s total assets under management. If such a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to its Outside Service for its independent consideration as to how the vote should be cast.

Second, in recognition of the significance of TCW’s philosophy of referring discretionary votes to its portfolio managers, TCW’s Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxy votes from TCW clients, on the other hand. If a manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and, as a group, the Proxy Committee will consider and cast the vote.

PROXY VOTING INFORMATION AND RECORDKEEPING

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. To obtain proxy voting records, a client should contact TCW’s Proxy Voting Manager. TCW clients will also soon be able to access TCW’s proxy voting record on the TCW website.

TCW or the Outside Service will keep records of the following items: (i) TCW’s Guidelines and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by the Outside Service, the Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or the Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or the Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or the Outside Service will store such records at its principal office.

INTERNATIONAL PROXY VOTING

While TCW utilizes the Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Also, proxy votes against management rarely succeed. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers international proxy voting on a case-by-case basis. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies. In addition, TCW attempts to implement, to the extent appropriate, uniform voting procedures across countries.

PROXY VOTING POLICIES OF

BOSTON ADVISORS, INC.

I. INTRODUCTION

Under the investment management contracts between Boston Advisors, Inc. (“BAI”) and most of our clients, the client retains exclusive voting authority over the securities in the client’s portfolio and we do not have any role in proxy voting. BAI assumes responsibility for voting proxies when requested by a client, with respect to clients subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) and under the Advest Managed Account Consulting Program.

II. STATEMENTS OF POLICIES AND PROCEDURES

A.	POLICY STATEMENT. The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to, at all times, act solely in the best interest of our clients. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe, are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

While retaining final authority to determine how each proxy is voted, BAI has reviewed and determined to follow in most instances the proxy voting policies and recommendations (the “Guidelines”) of Institutional Shareholder Services, Inc. (“ISS”). ISS will track each proxy that BAI is authorized to vote on behalf of our clients and will make a recommendation to management of BAI as how it would vote such proxy in accordance with the Guidelines. Unless otherwise directed by BAI, ISS will vote on such matters on our behalf in accordance with its recommendations. BAI will monitor the recommendations from ISS and may override specific recommendations or may modify the Guidelines in the future.

We have established these Proxy Voting Policies and Procedures in a manner that is generally intended to result in us voting proxies with a view to enhance the value of the securities held in a client’s account. The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that we believe do not primarily involve financial considerations, we shall abstain from voting or vote against such proposals since it is not possible to represent the diverse views of our clients in a fair and impartial manner. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote.

B.	CONFLICTS OF INTEREST. We review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”). We perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If we determine that a potential conflict may exist, it shall promptly report the matter to Mr. Michael J. Vogelzang, our Proxy Voting Committee.

Proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of an annual report/financial statements are presumed not to involve a material conflict of interest, unless the Proxy Committee has actual knowledge that a routine proposal should be treated as material. Non-routine proxy proposals are presumed to involve a material conflict of interest, unless the Proxy Committee determines that neither BAI nor its personnel have such a conflict of interest. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

If Proxy Committee determines that BAI has a material conflict of interest then we shall vote the proxy according to the recommendation of ISS or, if applicable, the client’s proxy voting policies. The Proxy Committee also reserves the right to vote a proxy using the following methods:

-	We may obtain instructions from the client on how to vote the proxy.

-	If we are able to disclose the conflict to the client, we may do so and obtain the client’s consent as to how we will vote on the proposal (or otherwise obtain instructions from the client on how the proxy should be voted).

We use commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only if one or more of our senior investment staff actually knew or reasonably should have known of the potential conflict.

C.	LIMITATIONS ON OUR RESPONSIBILITIES

1.	Limited Value. We may abstain from voting a client proxy if we conclude that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.	Unjustifiable Costs. We may abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.

3.	Special Client Considerations.

a.	Mutual Funds. We vote proxies of our mutual fund clients subject to the funds’ applicable investment restrictions.

b.	ERISA Accounts. With respect our ERISA clients, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, as well as our duty to avoid prohibited transactions.

4.	Client Direction. If a client has a proxy-voting policy and instructs us to follow it, we will comply with that policy upon receipt except when doing so would be contrary to the client’s economic interests or otherwise imprudent or unlawful. As a fiduciary to ERISA clients, we are required to discharge our duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA), including statements of proxy voting policy. We will, on a best efforts basis, comply with each client’s proxy voting policy. If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account (unless voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D.	DISCLOSURE. A client for which we are responsible for voting proxies may obtain information from us regarding how we voted the client’s proxies. Clients should contact their account manager to make such a request.

E.	REVIEW AND CHANGES. We shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, we may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client. Clients may request a current version of our Proxy Voting Policies and Procedures from their account manager.

F.	DELEGATION. We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

G.	MAINTENANCE OF RECORDS. We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s EDGAR system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act.

III. PROXY ISSUES

Annex A sets forth certain significant proxy voting proposals and our general guidelines for voting these proposals in a particular manner.

Version:

ANNEX A

ISS PROXY VOTING GUIDELINES SUMMARY

Following is a concise summary of ISS’s proxy voting policy guidelines.

1. AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

•	Insiders and affiliated outsiders on boards that are not at least majority independent

•	Directors who sit on more than six boards

•	Compensation Committee members if there is a disconnect between the CEO’s pay and performance

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO) Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.	PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:

•	The plan expressly permits repricing without shareholder approval for listed companies; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

•	Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

PROXY VOTING POLICIES OF

MONTAG & CALDWELL, INC.

If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, Inc. (“M&C”) in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which we have voting authority in the manner we believe is most likely to enhance shareholder value.

If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder’s meetings, annual reports or other literature customarily mailed to shareholders.

Once voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote, any vote in favor of existing management will be supported by an economic analysis of the impact of the vote on the value of the company’s shares.

It is against M&C’s policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C’s advisory clients.

If M&C is solicited to vote client proxies on an issue that could present a conflict of interest with its clients invested in shares of a mutual fund where M&C is the investment adviser, M&C will, before voting proxies, fully disclose its conflict to the investment company’s board of directors or a committee of the board and obtain the board’s or committee’s consent or direction to vote the proxies.

The following guidelines establish our position on the most common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

ROUTINE MATTERS

Routine proxy proposals are most commonly defined as those which do not change the structure, bylaws, or operation of the corporation to the detriment of the shareholders.

M&C will generally support management on routine matters and will vote FOR the following proposals:

•	Increase in authorized common shares.

•	Increase in authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

•	Routine election or re-election of directors.

•	Appointment or election of auditors.

•	Directors’ liability and indemnification.

•	Time and location of annual meeting.

COMPENSATION ISSUES

M&C will review on a case by case basis the following issues:

•	Compensation or salary levels.

•	Incentive plans.

•	Stock option plans.

•	Employee stock purchase or ownership plans.

SOCIAL ISSUES

Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

We will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience. The burden of social responsibility rests with management. We will generally vote AGAINST shareholder proposals regarding the following social concerns:

•	Enforcing restrictive energy policies.

•	Placing arbitrary restrictions on military contracting.

•	Barring or placing arbitrary restrictions on trade with communist countries.

•	Barring or placing arbitrary restrictions on conducting business in certain geographic locations.

•	Restricting the marketing of controversial products.

•	Limiting corporate political activities.

•	Barring or restricting charitable contributions.

•	Enforcing general policy regarding employment practices based on arbitrary parameters.

•	Enforcing a general policy regarding human rights based on arbitrary parameters.

•	Enforcing a general policy regarding animal rights based on arbitrary parameters.

•	Placing arbitrary restrictions on environmental practices.

BUSINESS PROPOSALS

Business proposals are resolutions which change the status of the corporation, its individual securities, or the ownership status of these securities. We believe it is in the best interest of the shareholders to support managements who propose actions or measures that are supported by existing corporate laws, or have legal precedence as common practice in corporate America.

We will generally vote FOR the following proposals as long as the current shareholder position is either enhanced or preserved:

•	Changing the state of incorporation.

•	Mergers, acquisitions, dissolvement.

•	Indenture changes.

•	Changes in Capitalization.

SHAREHOLDER GOVERNANCE

These are issues that address the status of existing rights of shareholders and proposals which tend to transfer those rights to or from another party.

We will generally vote FOR the following management proposals:

•	Majority approval of shareholders in acquisitions of a controlling share in the corporation.

•	Staggered board of directors.

•	Provisions which require 66 2/3% shareholder approval or less to rescind a proposed change to the corporation or amend the corporation’s by-laws.

We will generally vote AGAINST the following management proposals:

•	Super-majority provisions which require greater than 66 2/3% shareholder approval to rescind a proposed change to the corporation or to amend the corporation’s by-laws.

•	Fair-price amendments which do not permit a takeover unless an arbitrary fair price is offered to all shareholders that is derived from a fixed formula.

•	The authorization of a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

•	Proposals which do not allow replacements of existing members of the board of directors

We will generally vote FOR shareholder proposals which:

•	Propose or support a majority of independent directors and or independent audit, compensation, and nominating committees

•	Rescind share purchase rights or require that they are submitted for shareholder approval to 66 2/3% or less.

•	Eliminate pension and benefit programs for outside directors.

We will generally vote AGAINST shareholder proposals which:

•	Require annual election of directors or specify tenure.

•	Eliminate a staggered board of directors.

PROXY CONTESTS

Proxy contests develop when discontented shareholders submit a proxy card in opposition to the board of directors, frequently seeking to elect a different slate of directors, often in an effort to effect a decided change in the corporation. Our voting decision in a proxy contest will be in favor of the best interests of the majority of shareholders, our clients, and beneficiaries of the assets which we manage.

ADMINISTRATIVE ISSUES

Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C’s response to the client’s written or verbal requests.

The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Director of Operations to verify against ballot copies.

The Supervisor of Information Processing will provide the Director of Operations with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

M&C PROXY VOTING INTERNAL CONTROLS

DOL REGULATORY REQUIREMENTS

The DOL issued an Interpretive Bulletin 94-2 which reiterates and expands the DOL’s positions on proxy voting by Investment Managers. In general the Interpretive Bulletin confirms that:

•	Voting is a fiduciary act under ERISA;

•	Written statements of proxy voting policy or guidelines issued by a plan must be followed by an Investment Manager (unless inconsistent with ERISA);

•	Records of proxy voting must be maintained;

•	The Proxy Committee voting should be based on written guidelines;

•	Advisers should take reasonable steps under the circumstances to ensure that the proxies are received.

SEC REGULATORY REQUIREMENTS

The SEC adopted Rule 206(4)-6 and amendments to Rule 204-2, Record Keeping.

This rule and the amendments address an Adviser’s fiduciary obligation to its Clients when the Adviser has authority to vote their proxies. Under Rule 206(4)-6, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an Adviser to exercise voting authority with respect to Client securities, unless:

•	The Adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the Adviser votes proxies in the best interest of its Clients;

•	The Adviser describes its proxy voting procedures to its Clients and provides copies upon request; and

•	The Adviser discloses to Clients how they may obtain information on how the Adviser voted their proxies.

The record keeping rule requires an Adviser to maintain proxy voting records for a period of five years.

In order to vote proxies in the best interest of Clients, M&C has established proxy voting guidelines that are designed to resolve material conflicts of interest before voting Clients’ proxies.

INTERNAL CONTROLS

When voting proxies for Clients pursuant to Client authorization, M&C will consider proxies as Client assets and vote only in the best economic interests of the Client, vote consistently among Clients and avoid individual Client preferences expressed about voting proxies.

•	M&C’s ERISA investment advisory agreement discloses that since the account is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), decisions on voting of proxies will be made by the Adviser in accordance with its guidelines (as amended from time to time) unless reserved to the trustee or named fiduciary of Client’s Account;

•	M&C’s Non-ERISA investment advisory agreement discloses that decisions on voting of proxies will be made by the Adviser in accordance with its guidelines (as amended from time to time) unless reserved to the Client;

•	If M&C is authorized to make decisions on voting of proxies, M&C will have no obligation to furnish Client any proxies, notices of shareholders’ meetings, annual reports or other literature customarily mailed to shareholders or to follow instructions or requests from Clients with respect to voting;

•	Procedures are in place to assure that voting policies are in fact applied in voting all Clients’ portfolio securities;

•	If, in a particular case, there is an exception made, the reasons for the exception will be documented in the Client file.

RESOLVING CONFLICTS OF INTEREST

EXAMPLE OF CONFLICT:

An Adviser manages a pension plan of a company whose management is soliciting proxies. Failure to vote in favor of management may harm the Adviser’s relationship with the company.

M&C’S RESOLUTION:

Should the situation arise where Montag & Caldwell is an Investment Adviser to a company whose proxy we are authorized to vote, any vote in favor of existing management will be supported by an economic analysis of the impact of the vote on the values of the company’s shares.

EXAMPLE OF CONFLICT:

An Adviser may have a business or personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

M&C’S RESOLUTION:

M&C’s Code of Ethics Provides:

Outside Directorship - It is against M&C’s policy for employees to serve on the board of directors of a company whose stock is purchased for M&C’s Advisory Clients.

EXAMPLE OF CONFLICT:

•	An Adviser that is solicited to vote Client proxies approving an increase in fees deducted from mutual fund assets pursuant to a 12b-1 plan has a conflict of interest with its Clients invested in the fund if the fees are a source of compensation for the Adviser.

The SEC believes that an Adviser to an investment company would satisfy its fiduciary obligations under the Adviser’s Act if, before voting proxies, it fully discloses its conflict to the investment company’s board of directors or a committee of the board and obtain the board’s or committee’s consent or direction to vote the proxies;

•	M&C has addressed Investment Company issues in its Proxy Voting Policies.

VOTING CLIENT PROXIES

An Adviser with voting authority has the duty of care that requires an Adviser to monitor corporate actions.

The SEC does not suggest that an Adviser that fails to vote every proxy would necessarily violate its fiduciary obligations. There may even be times when refraining from voting a proxy is in the Client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the Client.

POLICIES AND PROCEDURES

The SEC has not mandated specific policies and procedures, therefore, providing flexibility for Advisers to craft policies and procedures suitable to their business and the nature of the conflicts they may face.

M&C’s policy guidelines disclose the department or group of employees that have the responsibility for:

•	Monitoring corporate actions;

•	Making voting decisions; and

•	Ensuring that proxies are submitted timely.

These departments and/or employees are as follows:

DEPARTMENTS:

•	PORTFOLIO MANAGEMENT & RESEARCH

•	Proxy Voting Policies are reviewed on an annual basis and revised when necessary;

•	A member of M&C’s professional staff has the responsibility to review corporate actions in order to make the decision on voting company proxies. Proxies are voted in accordance with M&C’s voting guidelines that are designed to vote in the best interests of all Clients;

•	If, in a particular case, there is an exception made, the reasons for the exception will be documented.

•	INFORMATION PROCESSING

•	The voting decision is provided to an Information Processing Assistant to input into ProxyEdge, M&C’s proxy voting software;

•	A monthly voting record is provided by the Supervisor of Information Processing to the Compliance Officer to compare the data entered into ProxyEdge database to the proxy ballot;

•	The Supervisor of Information Processing provides a confirmation that reasonable steps were taken to ensure that all ballots are received and voted;

•	Adequate and accurate voting records will be maintained in an electronic file. The records reflect the company and meeting date, the issues voted, how they were voted, number of shares eligible to be voted, and the number of shares voted;

•	Clients are provided, upon request, a record of how M&C voted on behalf of Client.

DISCLOSURES TO CLIENTS

Rule 206(4)-6 requires Advisers to describe their proxy voting policies and procedures to Clients, and upon request, to provide Clients with a copy of those policies. The Adviser must also provide to the Clients, upon request, a disclosure of how the Clients may obtain information from the Adviser on how their proxies were voted.

The description should be a concise summary of the Adviser’s proxy voting process rather than a reiteration of the Adviser’s policies and procedures.

The Adviser may choose any means to make this disclosure, provided that it is clear, not “buried” in a longer document, and received by Clients within 180 days after publication of Rule 206(4)-6, which is by August 6, 2003.

The SEC release suggests that Advisers could send Clients the disclosure together with a periodic account statement or include it in its brochure (Part II of Form ADV).

Rule 206(4)-6 requires the first disclosure to Clients to be delivered by August 6, 2003.

•	M&C will provide a letter and a disclosure statement of M&C’s proxy voting guidelines and policy and procedures and include with the June 30, 2003 Client appraisals. A list of Clients that do not receive calendar quarter-end appraisals will be identified in order to include all Clients with this special mailing. Therefore, this disclosure will be accomplished before August 6, 2003;

•	A certification form will be included in the first required Client disclosure to update the Client records on the delegation of proxy voting authority;

•	Future disclosures will be included in M&C’s annual disclosure statement that is provided to Clients within the first calendar quarter of each year. Future Client contracts using M&C’s standard contract will include proxy voting disclosures.

RECORD KEEPING REQUIREMENTS - AMENDED RULE 204-2

The amendments to Rule 204-2 require Advisers that vote Client proxies to maintain specified records with respect to these Clients.

Advisers must retain:

•	Copies of all policies and procedures;

•	A copy of each proxy statement that the Investment Adviser receives regarding Client securities;

•	A record of each vote cast by the Adviser on behalf of a Client;

•	A copy of each written Client request for information on how the Adviser voted proxies on behalf of the Client, and a copy of any written response by the Investment Adviser to any (written or oral) Client request for information on how the Adviser voted proxies on behalf of the requesting Client;

•	A copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of a Client or that memorializes the basis for that decision.

•	M&C maintains a record of proxy voting guidelines and the annual updates in Shared Data;

•	A copy of the proxy statements and the record of each vote cast by M&C are maintained electronically;

•	M&C will maintain all Client requests and M&C’s response to the Client’s written or verbal requests;

•	M&C maintains documents that are material to making a decision on how to vote proxies, or the basis for the decision.

In a companion release, the SEC adopted rules requiring investment companies to publicly disclose how they vote their proxies. The SEC is requiring public disclosure as a means of informing fund shareholders how the fund (or its Adviser) voted proxies on the shareholders’ fund.

The investment company is required to publicly disclose how they, or their Advisers, vote their proxies. Public disclosure is unnecessary, however, for Advisers to communicate to their separate managed Clients on how the Adviser has voted that Client’s proxies. Moreover, the SEC feels that disclosure of proxy votes by some Advisers would reveal Client holdings and thus Client confidences and have determined not to require Advisers to disclose their votes publicly.

•	M&C’s compliance with the Investment Company Act will require disclosure beyond what the SEC has excluded from the Investment Advisers Act;

•	Therefore, M&C will disclose to all Clients M&C’s responsibility to publicly disclose how mutual fund Client proxies were voted in the disclosure statement to be mailed on or before August 6, 2003 and thereafter in M&C’s disclosure statement SEC Form ADV Part II.

REVIEW

Proxy Voting Policies are reviewed annually by the Proxy Voting Committee. This committee is comprised of investment professionals, including Portfolio Managers and research staff.

Where M&C is an Investment Adviser to a company whose proxy the firm is authorized to vote, any vote in favor of existing management will be supported by an economic analysis of the impact of the vote on the value of the company’s shares. A record of the economic analysis will be maintained by the Portfolio Manager in charge of the voting decisions.

The proxy voting process is monitored for accuracy. A voting history report is generated on a monthly basis. This report is provided to the Director of Operations to verify against ballot copies.

During the proxy season, periodic reviews of missing ballots will be monitored and necessary follow-up phone calls will be made, under the direction of the Supervisor of Information Processing.

The Supervisor of Information Processing provides the Compliance Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

The Supervisor of Information Processing will inform custodians of the requirement that all proxies be forwarded promptly to M&C.

A list of Client verbal and written requests and M&C’s response to the Client’s written or verbal requests will be maintained by the Portfolio Assistant and a copy will be forwarded to the Compliance Officer.

A record of proxy voting guidelines reflecting annual updates are maintained in Shared Data.

Documents that are material to making a decision on how to vote proxies, or the basis for the decision, are maintained by an investment professional responsible for voting decisions.

SEC Form ADV Part II, M&C’s disclosure statement, will disclose M&C’s proxy voting guidelines and policies and procedures beginning with the 2004 disclosure.

The first required disclosure (by August 6, 2003) will be included in the June 30, 2003 Client appraisal.

Adequate and accurate voting records will be maintained in an electronic file by an Information Processing Assistant. The records will reflect the company and meeting date, the issues voted, how they were voted, number of shares eligible to be voted, and the number of shares voted.

PROXY VOTING POLICIES OF

UBS GLOBAL ASSET MANAGEMENT INC.

GLOBAL VOTING AND CORPORATE GOVERNANCE POLICY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the “company” or “companies”) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company. Underlying our voting and corporate governance policies we have three fundamental objectives:

1.	We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.

2.	In order to do this effectively, we aim to utilize the full weight of our clients’ shareholdings in making our views felt.

3.	As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

A. GENERAL CORPORATE GOVERNANCE BENCHMARKS

UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

PRINCIPLE 1: INDEPENDENCE OF BOARD FROM COMPANY MANAGEMENT

GUIDELINES:

•	Board exercises judgment independently of management.

•	Separate Chairman and Chief Executive.

•	Board has access to senior management members.

•	Board is comprised of a significant number of independent outsiders.

•	Outside directors meet independently.

•	CEO performance standards are in place.

•	CEO performance is reviewed annually by the full board.

•	CEO succession plan is in place.

•	Board involvement in ratifying major strategic initiatives.

•	Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2: QUALITY OF BOARD MEMBERSHIP

GUIDELINES:

•	Board determines necessary board member skills, knowledge and experience.

•	Board conducts the screening and selection process for new directors.

•	Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

•	Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

•	Board meets regularly (at least four times annually).

PRINCIPLE 3: APPROPRIATE MANAGEMENT OF CHANGE IN CONTROL

GUIDELINES:

•	Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

•	Any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval.

•	Employment contracts should not entrench management.

•	Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4: REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER INTERESTS

GUIDELINES:

•	Executive remuneration should be commensurate with responsibilities and performance.

•	Incentive schemes should align management with shareholder objectives.

•	Employment policies should encourage significant shareholding by management and board members.

•	Incentive rewards should be proportionate to the successful achievement of predetermined financial targets.

•	Long-term incentives should be linked to transparent long-term performance criteria.

•	Dilution of shareholders’ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5: AUDITORS ARE INDEPENDENT

GUIDELINES:

•	Auditors are approved by shareholders at the annual meeting.

•	Audit, consulting and other fees to the auditor are explicitly disclosed.

•	The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

•	Periodic (every 5 years) tender of the audit firm or audit partner.

B. PROXY VOTING GUIDELINES - MACRO RATIONALES

Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

1. GENERAL GUIDELINES

a.	When our view of the issuer’s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

b.	If management’s performance has been questionable we may abstain or vote against specific proxy proposals.

c.	Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

d.	In general, we oppose proposals, which in our view, act to entrench management.

e.	In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

f.	We will vote in favor of shareholder resolutions for confidential voting.

2. BOARD OF DIRECTORS & AUDITORS

a.	Unless our objection to management’s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

b.	We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

c.	We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

d.	We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

e.	We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.

3. COMPENSATION

a.	We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

b.	Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

c.	All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

d.	We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance, is vague, is not in line with market practices, allows for option re-pricing, does not have adequate performance hurdles or is highly dilutive.

e.	Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.

f.	Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

4. GOVERNANCE PROVISIONS

a.	We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

b.	We believe that “poison pill” proposals, which dilute an issuer’s stock when triggered by particular events such as take over bids or buy-outs should be voted on by the shareholders and will support attempts to bring them before the shareholders.

c.	Any substantial new share issuance should require prior shareholder approval.

d.	We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

e.	We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

f.	We generally do not oppose management’s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

5. CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING

a.	It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

b.	In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.

6. MERGERS, TENDER OFFERS & PROXY CONTESTS

a.	Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

7. SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL

a.	Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

b.	There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.

c.	Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

8. ADMINISTRATIVE & OPERATIONS

a.	Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.

b.	We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

9. MISCELLANEOUS

a.	Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.

b.	Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

c.	For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy.

C. PROXY VOTING DISCLOSURE GUIDELINES

•	Upon request or as required by law or regulation, UBS Global Asset Management will disclose to a client or a client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.

•	Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately. (See Proxy Voting Conflict Guidelines below).

•	Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Global Chief Investment Officer and regional Legal & Compliance representative.

•	Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.

•	Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.

•	In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.

•	We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.

•	The Local and Global Chief Investment Officer must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D. PROXY VOTING CONFLICT GUIDELINES

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

•	Under no circumstances will general business, sales or marketing issues influence our proxy votes.

•

UBS Global Asset Management and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. [Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.]

E. LOCAL POLICY - UNITED STATES

OUR GLOBAL POLICIES ARE OUR LOCAL POLICIES EXCEPT FOR THE FOLLOWING:

General

UBS Global Asset Management in the United States has adopted and implemented policies and procedures, in accordance with SEC Rule 206(4)-6 under the Advisers Act of 1940, that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). Further, with respect to our mutual fund accounts, our proxy voting policies and procedures accommodate the SEC disclosure requirements for proxy voting by registered investment companies.

For accounts subject to ERISA, we will exercise voting rights in accordance with client directions unless we believe it imprudent to do so. Should we determine it is imprudent to follow an ERISA client’s direction, and the client confirms such direction after being notified of our opinion, we will exercise the voting right in the manner we deem prudent.

Proxy Voting Guidelines - Macro Rationales

1. We do not favor the forced reporting of political contributions.

Proxy Voting Conflict Guidelines

The U.S. Local Corporate Governance Committee will meet to discuss local corporate governance issues and to review proxies where we are aware of conflicts of interests including but not limited to those arising from:

•	Relationships with clients and potential clients

•	Banking and investment banking divisions within UBS

Where UBS Global Asset Management is aware of a conflict of interest in voting a particular proxy, the appropriate Local Corporate Governance Committee will be notified of the conflict and the full Local Corporate Governance Committee will determine how such proxy should be voted. If such Committee decides to vote other than in accordance with this Policy, the Committee shall prepare and maintain a written rationale for its vote. (Note: For purposes of this policy, for an entity to be considered a prospective client, there must be a reasonable likelihood it will engage us to manage assets within a reasonable period of time.)

PROXY VOTING POLICIES OF

SSgA FUNDS MANAGEMENT, INC.

INTRODUCTION

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio’s holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Principal — Manager of Corporate Actions is responsible for monitoring corporate actions. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Actions is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Actions and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios’ holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

Management Proposals

I. FM votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

•	Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities

•	Approval of auditors

•	Directors’ and auditors’ compensation

•	Directors’ liability and indemnification

•	Discharge of board members and auditors

•	Financial statements and allocation of income

•	Dividend payouts that are greater than or equal to country and industry standards

•	Authorization of share repurchase programs

•	General updating of or corrective amendments to charter

•	Change in Corporation Name

•	Elimination of cumulative voting

II. FM votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

•	Capitalization changes which eliminate other classes of stock and voting rights

•	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

•	Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares

•	Elimination of “poison pill” rights

•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•	Stock option plans which are incentive based and not excessive

•	Other stock-based plans which are appropriately structured

•	Reductions in super-majority vote requirements

•	Adoption of anti-“greenmail” provisions

III. FM votes against management on the following items, which have potentially substantial financial or best interest impact:

•	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders

•	Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Elimination of Shareholders’ Right to Call Special Meetings

•	Establishment of classified boards of directors

•	Reincorporation in a state which has more stringent anti-takeover and related provisions

•	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

•	Excessive compensation

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

•	Adjournment of Meeting to Solicit Additional Votes

•	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM, generally votes, as follows:

•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

•	Against offers when there are prospects for an enhanced bid or other bidders

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. FM believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

•	Requirements that auditors attend the annual meeting of shareholders

•	Establishment of an annual election of the board of directors

•	Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

•	Mandates that amendments to bylaws or charters have shareholder approval

•	Mandates that shareholder-rights plans be put to a vote or repealed

•	Establishment of confidential voting

•	Expansions to reporting of financial or compensation-related information, within reason

•	Repeals of various anti-takeover related provisions

•	Reduction or elimination of super-majority vote requirements

•	Repeals or prohibitions of “greenmail” provisions

•	“Opting-out” of business combination provisions

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation — committee

II. In light of recent events surrounding corporate auditors and taking into account corporate governance provisions released by the SEC, NYSE, and NASDAQ, FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

•	Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

•	Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

•	Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•	Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

III. FM votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•	Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

•	Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

•	Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model.

•	Proposal asking companies to adopt full tenure holding periods for their executives.

•	Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Shareholder Activism

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors “target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA’s Investment Committee.

As an active shareholder, FM’s role is to ensure that corporate policies serve the best interests of the corporation’s investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process - especially the proxy voting process - as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM’s pre-determined policy would eliminate FM’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not FM’s, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)	FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

PROXY VOTING POLICY	Funds Management, Inc.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

PROXY VOTING POLICIES OF

SANFORD C. BERNSTEIN & CO., LLC

INTRODUCTION

As a registered investment adviser, Alliance Capital Management L.P. (“Alliance Capital”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital’s growth and value investment groups investing on behalf of clients in both US and global securities.

PROXY POLICIES

This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

ELECTIONS OF DIRECTORS: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

APPOINTMENT OF AUDITORS: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company’s auditors.

CHANGES IN CAPITAL STRUCTURE: Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

PROPOSALS AFFECTING SHAREHOLDER RIGHTS: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

CORPORATE GOVERNANCE: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

ANTI-TAKEOVER MEASURES: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

EXECUTIVE COMPENSATION: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

SOCIAL AND CORPORATE RESPONSIBILITY: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES

PROXY VOTING COMMITTEES

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

CONFLICTS OF INTEREST

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer’s proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients’ best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management’s recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management’s recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management’s recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

PROXIES OF CERTAIN NON-US ISSUERS

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

PROXY VOTING RECORDS

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Assistant General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

PROXY VOTING POLICIES OF

ROCKEFELLER & CO., INC.

GENERAL

Rockefeller & Co., Inc. (“R&Co.”) has adopted and implemented these policies and procedures to ensure that proxies are voted in the best interest of clients in fulfillment of R&Co.’s fiduciary duties and in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”).

R&Co. has engaged Institutional Shareholder Services, Inc. (“ISS”), an independent third party, to assist with proxy voting. In addition to the execution of proxy votes in accordance with R&Co.’s instructions, ISS also provides R&Co. with corporate governance information, due diligence related to making appropriate proxy voting decisions, vote recommendations and record-keeping services. R&Co., however, retains final authority and responsibility for proxy voting.

A client may, at any time, retain the right to vote proxies or take action relating to securities held in the client’s account, provided the client advises R&Co. of such decision in advance of any proxy vote(s). If a client retains proxy voting authority, R&Co. will instruct the appropriate custodian banks to forward proxy material directly to the client and R&Co. shall have no further responsibility. In certain cases, however, R&Co. may provide administrative services to clients who have retained proxy voting authority, but desire that R&Co. assist with the technical aspects of processing related paperwork and executing the client’s voting decision.

Upon reasonable notice, R&Co. will also adhere to any specific client direction and/or guidelines with respect to proxy voting, even if such direction or guidelines conflict with R&Co.’s proxy voting guidelines.

Upon request, R&Co. will promptly provide clients with a copy of these policies and procedures as well as information on how R&Co. voted proxies of securities held in their accounts.

PROXY VOTING COMMITTEE AND PERSONNEL

R&Co.’s Chief Executive Officer will appoint senior representatives from the Investment, Client Advisory Services, Operations and Legal Departments to serve as members of the Proxy Committee (the “Committee”) and will designate its Chairman.

The Committee is charged with the responsibility of administering these policies and procedures, and will meet periodically and as necessary to: (1) oversee the proxy voting process and the implementation of these policies and procedures; (2) make voting decisions on proxy resolutions that are to be considered on a “case-by-case” basis in accordance with R&Co.’s Proxy Voting Guidelines; (3) consider matters of a non-routine or unusual nature, including any material conflict of interest presented in connection with a pending vote; (4) assure that the wishes of clients who have provided voting guidelines to R&Co. have been followed; (5) review and periodically update R&Co. voting guidelines; (6) arrange for the necessary voting and other records to be maintained in accordance with applicable regulatory requirements; and (7) review the services of any third party engaged by R&Co. to assist with proxy voting.

The Committee will designate a Voting Delegate and one or more Proxy Administrators who will be responsible for the day-to-day administration of these policies and procedures, and who will report periodically to the Committee (see Exhibit A).

PROXY VOTING GUIDELINES

R&Co. has established two sets of proxy voting guidelines: (1) a general set that governs the voting for clients not making a contrary election; and (2) a socially responsive set to be applied upon client request. Both guidelines share the same philosophy with respect to corporate governance issues and consider the future appreciation of the investment as a primary concern. The guidelines, however, differ somewhat on social issues. For example, the general guidelines set forth specific governance preferences and a more detached approach to social issues. The socially responsive guidelines take a more specific and proactive stance on social issues.

R&Co. does not automatically vote for or against any class of resolutions, but rather follows a list of preferences. On governance issues, the two sets of guidelines share a preference for resolutions that increase disclosure and reporting and that enhance the transparency of decision-making without placing an undue burden on the company or requiring the disclosure of proprietary or competitive information. In addition, both guidelines favor proposals that:

•	Preserve and enhance the rights of minority shareholders;

•	Increase the Board’s skill base; and

•	Increase the accountability of both the Board and management.

In connection with the Socially Responsive Voting Guidelines, R&Co. looks for progress and leadership from companies. R&Co. also believes that good citizenship is good business and that encouraging companies to improve their social responsiveness can lead to improved financial performance.

R&Co.’s current proxy voting principles and guidelines are attached as Exhibit B.

PROXY VOTING LIMITATIONS

R&Co. will not vote proxies in countries that engage in “share blocking” — the practice of prohibiting investors who have exercised voting rights from disposing of their shares for a defined period of time. R&Co. will also not vote in cases where a proxy is received after the requisite voting date or with respect to specific proposals that are incoherent or that would entail extensive and uneconomic investigation or research.

CONFLICTS OF INTEREST

The Voting Delegate will be responsible for assessing the extent to which a proxy raises a material conflict between R&Co.’s interests and those of the client. Examples of a potential conflict may include situations where R&Co. and/or its employees have business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships.(1) Whether such a conflict is “material” may depend on the number of shares held in R&Co. client accounts and the ability of those shares to have a meaningful impact on the relevant proxy vote, or with respect to business relationships, the amount of revenue received by R&Co.

Due to the nature of R&Co.’s business and structure, it is unlikely that a material conflict of interest will arise in voting the proxies of public companies, because R&Co. does not engage in investment banking, or manage or advise public companies. However, R&Co. does act as sub-advisor to certain registered mutual fund portfolios and has a few affiliated persons who sit on the Board of Directors of public companies. In the event a material conflict of interest does arise, however, it will be resolved in the best interest of clients. In such a case, the Voting Delegate will advise the Committee, and will generally vote the proxy based upon the recommendation of ISS. If the Committee determines to resolve the conflict in a different manner, that approach will be documented.

PROXY VOTING PROCEDURES

The current procedures for voting client proxies are attached as Exhibit C.

RECORDKEEPING

R&Co. must maintain the following proxy voting records pursuant to the Advisers Act: (1) a copy of its proxy voting policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by R&Co. that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and R&Co.’s written response to any (written or oral) client request for such records. R&Co. relies on ISS for the records specified in (2) and (3) above. Proxy voting records will be maintained by the Proxy Administrator for a period of five years.

(1)	Certain trustees of the Rockefeller Family Trust and certain members of R&Co.’s Board of Directors and Audit Committee also serve as directors and/or officers of public companies, the securities of which may be held in R&Co. client portfolios from time to time.

EXHIBIT A

PROXY VOTING COMMITTEE

Jeffrey P. Davis, Chair

Joel I. Cohen

Yvette M. Garcia

Farha-Joyce Haboucha

David F. Pagliaro

VOTING DELEGATE

Farha-Joyce Haboucha

PROXY ADMINISTRATORS

Linda M. Roberts

Sheila A. Wilson

EXHIBIT B

Voting Principles & Guidelines (Version 1.0)

Policy

Rockefeller & Co., Inc. seeks to assure that proxies are regarded as assets of portfolios subject to the same fiduciary standards as other plan assets. In essence, this means that all proxies will be voted in an informed and timely fashion on behalf of the “owners,” our clients.

Perspective for Governance Voting Policies

We believe that even when we support management and hold them in high esteem, we recognize that the interests of shareholders are not always identical to those of management. We also believe that an effective proxy system serves as an important check on mismanagement and corruption. In cases where a shareholder votes against management or withholds a vote, success is not determined by “winning.” Even a relatively small opposition vote puts management on notice that an issue must be dealt with. This is also a way for shareholders to communicate with the board and management.

Most proxies address questions of corporate governance. (Others address the social role of corporations and are dealt with separately for clients with SRI portfolios.) The guidelines given here are the results of research and consultation into the practices of other organizations regarded as active shareholders, notably TIAA-CREF and CalPERS, and from the Principles of Corporate Governance published by OECD.(1) Like these, ours are regarded as minimal standards, not as “best practices” or directional targets. At the same time, they admit of a degree of flexibility in the sense that no standard can hope to apply to all industries in all parts of the globe or even to companies at different stages of their life cycle. The financial sustainability of the company remains the focus of the final judgment. Exceptions to these guidelines can be made if there is a consensus among the shareholders that an exception is warranted and in the best interest of the shareholders.

(1)	TIAA-CREF Policy Statement on Corporate Governance (www.tiaa-cref.org/governance), U.S. Corporate Governance Principles (www.calpers-governance.org/principles), and OECD Principles of Governance (OECD Publications, Paris 1999). All quotations in this document, except for that of Arthur Levitt, are from the OECD Principles and are used with permission.

Overview

At Rockefeller & Co., we have two sets of proxy voting guidelines, a general policy that governs the voting of the majority of the clients, and a socially responsive one administered by the Socially Responsive Investing Department for clients who request it. They share the same philosophy and guidelines with respect to corporate governance issues and differ somewhat on social issues. Both consider the future appreciation of the investment as their primary concern. The general policy lays out specific governance preferences and a more detached approach to social issues. The socially responsive policy takes a more specific and proactive stance on the social issues.

We do not automatically vote for or against any class of resolutions, but rather have a list of preferences. On governance issues, the two policies share a preference for resolutions that increase disclosure and reporting and enhance the transparency of decision making without placing an undue burden on the company or requiring the disclosure of proprietary or competitive information. In addition, they favor proposals that:

•	Preserve and enhance the rights of minority shareholders.

•	Increase the Board’s skill-base.

•	Increase the accountability of both the Board and management.

The Rockefeller & Co., Inc. General Guidelines are based on three underlying principles, which we believe are fundamental to financial viability.

1.	The primacy of shareholders and the recognition of the standing of other stakeholders

2.	The independence of the Board of Directors and its duty to represent the shareholders, including minority shareholders

3.	The transparency of and accountability for corporate decision-making

It is important to bear in mind that these guidelines are meant to be used in evaluating individual proxy proposals. They are not meant as a comprehensive guide for assessing a corporation or an industry. In a typical case, only one or two of these guidelines will be relevant to a particular decision.

GENERAL VOTING PRINCIPLES

Principle 1 — The Rights of Shareholders

The shareholders are the owners of the enterprise and, as such, have certain rights and responsibilities that derive from the proprietary interest. In deciding whether to support or oppose a proxy proposal, Rockefeller & Co., Inc. will seek to assure itself that the proposal is consistent with the following guidelines:

1. Basic shareholder rights as provided by law are scrupulously maintained, especially those dealing with the timely disclosure of material information and participation in general shareholder meetings.

2. Shareholders have the right to participate in decisions “concerning fundamental corporate changes” affecting the company’s governing documents, the authorization of new shares and the sale of the company.

3. “Within any class, all shareholders should have the same voting rights.” Any capital structure that enables any class of shareholders to exercise control disproportionate to its equity ownership must be fully and repeatedly disclosed.

4. We will oppose the repricing of underwater options unless there are conclusive reasons for repricing that will benefit all shareholders.

5. We will oppose the adoption of anti-takeover provisions, including the issuance of new shares, poison pills, greenmail and golden parachutes.

6. Merger and acquisition proposals must be fully disclosed and clearly outlined so that investors can make appropriate decisions. “Transactions should occur at transparent prices” that are fair to all classes of shareholders.

7. We will oppose supermajority-voting requirements that limit the rights of minority investors.

8. Companies must have and enforce strong policies against insider trading and conflicts of interest. Employees and directors must disclose any private material interest in any transaction affecting the corporation.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Shareholder right to call special meeting - so that shareholders do not need to wait until the next annual meeting to call a meeting.

•	Shareholder ability to act by written consent - written consent allows shareholders to carry out shareholder action without waiting until the annual meeting or calling a special meeting.

•	Fair price provisions are intended to deter two-tier tender offers in which shareholders who tender their shares first receive a higher price for their shares than other shareholders.

•	Confidential voting - many companies’ proxies bear the name of the shareholder, allowing companies to learn who voted how in corporate elections. Confidential voting is necessary to maintain a proxy voting system that is free of pressure.

•	Identification of proponents - shareholders have asked management to identify proponents of all shareholder resolutions.

•	Equal access to proxy - to ask companies to give shareholders access to proxy materials to state their views on contested issues, including director nominations.

We will generally vote against these proxy resolutions:

•	Restrict or prohibit shareholder right to call special meeting.

•	Restrict or prohibit shareholder ability to take action by written consent.

•	Adoption of anti-takeover provisions, including new shares, poison pills, greenmail and golden parachutes, because these actions may discriminate against shareholders.

Principle 2 - Composition and Responsibilities of the Board of Directors

The Board is elected by the shareholders and its primary responsibility (and fiduciary obligation) is to act in their interest. To fulfill its duties, the Board must have a broad mandate. In his remarks at the Financial Reserve Bank of New York, December 21, 2001, Arthur Levitt defined this mandate as follows: “Boards must understand a company’s operations - top to bottom. They must demonstrate a keen interest in hunting down problems, and a genuine determination in finding solutions. They must see both the snapshot picture and the panoramic view. They must strive to reconcile long term objectives with short term goals. Above all else, directors must ask tough questions - the kind that make management think harder and auditors dig deeper.” This high degree of oversight responsibility leads us to the following guidelines for evaluating Board-related proposals, such as those enumerated below:

1. The Board should have formal procedures to assure that neither any of its members nor any officer of the corporation has a conflict of interest or engages in related party transactions. No director or officer or family member of such a person should serve as a consultant or service provider to the company.

The functions of the Board should include:

a)	Reviewing and guiding corporate strategy, major plans of action, risk policy, annual budgets and business plans, the setting of performance objectives, monitoring implementation and corporate performance, overseeing major capital expenditures, acquisitions and divestitures.

b)	Selecting, compensating, monitoring and, when necessary, replacing key executives and overseeing succession planning.

c)	Monitoring the effectiveness of the governance practices under which it operates and making changes as needed.

d)	Overseeing the process of disclosure and communications.

2. In general, we support the shareholder-mandated election of all directors on an annual basis, and oppose the use of staggered elections as a tool for preventing a takeover. In special circumstances, where there is a clear benefit to shareholders, we will support a staggered-system on the condition that shareholders have the ability to remove directors without cause.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Separate Chief Executive Officer and Chairman positions - so that there is clear leadership for Board development and independence.

•	Annual election of Board of Directors - allows shareholders opportunity to vote on the performance of the entire Board each year.

•	Shareholders to elect auditors - given the rash of accounting irregularities that were not detected by auditors or audit panels, shareholder ratification is an essential step in restoring investor confidence.

•	Independent audit committee

•	Independent compensation committee

•	Independent nominating committee

•	Authorization of additional common stock necessary to facilitate a stock-split. Also, if a company is seeking to increase shares by more than 100% of current authorized shares, the company will be asked to provide a specific purpose for the additional shares.

•	Board monitors long-term strategic plan - implementing and reviewing major plans of action, such as capital expenditure outlays, overseeing mergers, liquidations, etc. and planning for succession.

•	Mandatory share ownership - executives and directors should own stock in the companies on whose Board they sit.

•	Limit liability of directors - indemnification permits companies to reimburse officers and directors for expenses they incur as a result of being named as defendants in lawsuits brought against the company. Without this provision, most companies would be unable to attract the most qualified individuals to their Boards.

•	Proposals to request reports on legal expenditures incurred with respect to legal compliance/lawsuits.

We will generally vote against these proxy resolutions:

•	Proposals that give management ability to alter size of Board without shareholder approval, usually as a cost-cutting measure; these costs are relatively small, and considerations other than size should be weighed.

•	Authorization of additional shares for purpose of poison pill or other takeover defense.

•	Black check preferred - creation of stock with a fixed dividend and preferential claim on company assets relative to common shares for purpose of a takeover defense.

•	Dual classes of stock - to maintain corporate control in the hands of a certain group of shareholders, companies seek to create multiple classes of stock with differing rights pertaining to voting and dividends.

We will generally vote these proxy resolutions on a case-by-case basis:

•	Classified/staggered Board of Directors - on this type of Board, directors are divided into separate classes (usually 3) with directors in each class elected to overlapping 3-year terms. Classified Boards make it difficult to change control of the Board through a proxy contest since it would take 2 years to gain control of a majority of Board seats.

•	More democratic elections - shareholders have requested that there be more director nominees than there are seats to be filled during a Board election, thereby allowing shareholders to choose candidates that would more accurately represent their interests.

•	Change annual meeting date - corporations with large numbers of shareholders should move their annual meetings around the country so that their owners have an opportunity to participate in person.

•	Changes to charter or by-laws with decisions resting on whether proposed changes are in shareholders’ best interests.

•	Cumulative voting - gives minority shareholders a voice in corporate affairs proportionate to their actual strength in voting shares.

•	Supermajority-vote requirements - a company’s by-laws require a level of voting approval in excess of a simple majority (generally require at least 2/3 affirmative vote for passage of issues).

•	Non-financial effects of merger - gives Board right to reject a tender offer on grounds it would adversely affect the company’s stakeholders.

•	Proposal to opt-out of state anti-takeover laws - strategy for dealing with a particular state’s anti-takeover laws.

•	Proposal to limit tenure of directors by requiring retirement at a reasonable age of 70-72 is supported. In general, corporate directors may stand for reelection indefinitely, although opponents believe this practice does not inject new perspectives into the board room; proponents believe continuity is important to corporate leadership and will find alternative ways to add diversity to the Board.

•	Board to include independent director with quality control experience - Board with this experience would be more equipped in dealing with plant violations that could reduce substantial fines. In the pharmaceutical industry, quality control and good manufacturing practices are critical as product quality problems can turn into product safety concerns.

Principle 3 - Compensation

A standing compensation committee of the Board must be responsible for the compensation policy of the corporation. Such policies must be written to protect the shareholder from the conflict of interest inherent in the practice of managers and directors using shareholder money to compensate themselves. Shareholders should not be diluted without their approval. All plans that grant options or award stock to officers or directors must be approved by the shareholders. In general, shareholder approval should be sought also for plans that grant options to non-officers and directors.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Adopt policy that some portion of future stock option grants to senior executives be performance-based.

•	Expense option value at time of grant.

•	The Board should establish a requirement that all members have and maintain a material investment in the common stock of the company.

•	Directors should be compensated for their efforts through a combination of cash and stock, with the latter being the predominate element.

•	Disclose salaries of CEO, executive and management - to determine whether executive compensation is excessive. Shareholders feel there has been an inverse correlation between very high CEO pay and long-term stock performance.

•	Employee Stock Ownership Plans (ESOPs) to promote active employee ownership, attract and retain higher quality employees, create more employee wealth and achieve sustained superior performance.

We will generally vote against these proxy resolutions:

•	Executive compensation for CEO, executive and management if the compensation does not reflect the economic and social circumstances of the company (i.e. during layoffs, downsizing, etc).

•	Stock option plans that, in total, offer greater than 1% of shares outstanding because of voting and earnings dilution unless the company is growing rapidly.

•	Repricing of options - repricing divides shareholder and employee interests. Shareholders cannot reprice their stock, and option holders should not be treated differently.

•	Stock option plans that have option exercise prices below the marketplace on the day of the grant.

•	Approve extra benefits under Special Executive Retirement Plans (SERPs) - shareholders have criticized Boards that grant retiring executives severance pay packages that significantly exceed the standard benefits granted to other company executives, particularly when the company’s financial performance was poor during the executive’s tenure.

We will generally vote these proxy resolutions on a case-by-base basis:

•	Repricing of options to benefit rank and file managers (not top management).

Principle 4 - Integrity of Financial Reports

A strong disclosure policy has important benefits for shareholders and is crucial to their ability to vote intelligently. Such as policy influences corporate policy in positive ways and helps to maintain the confidence of capital markets. The basic principle of strong disclosure is an effort to assure that all constituencies of the corporation have timely and accurate information to make informed decisions. We do not support resolutions calling for more disclosure than is necessary or for the disclosure of information that would materially and adversely affect the company’s competitive position.

All public statements of the corporation should be in non-technical language appropriate to their audiences and should be free of obfuscation. This is especially important with respect to financial statements, including their footnotes.

Companies should disclose all material risk factors and the steps taken to manage those risks. Risk factors include those arising from the environmental impacts of the company’s activities.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Limit consulting by auditors - we vote for this resolution unless management has a compelling business reason to do otherwise on an exception basis.

•	Ensuring the integrity of the corporation’s accounting and financial reporting systems, including the independent audit, and that appropriate systems of control are in place, in particular, systems for monitoring risk, financial control and compliance with the law.

•	Analyst independence - shareholders request the Board of a securities firm to minimize potential conflicts of interest by creating a compensation structure that does not award or penalize analysts for the impact their recommendations may have on the investment banking business of the firm.

SOCIALLY RESPONSIVE INVESTING: SPECIFIC VOTING PRINCIPLES

Our general approach to voting social resolutions is based on the belief that corporate social responsibility is a journey, not a destination. We look for progress and leadership from companies and encourage and applaud the first steps on the journey. We also believe that good citizenship is good business and that encouraging companies to improve their social responsiveness will lead to improved financial performance. Given these views, we closely evaluate the merits of proposals, such as those listed below, and consider company-specific information in our decision-making.

Principle 1 - Governance

Over the past decade, corporate governance has been the subject of increasing stakeholder attention and scrutiny as it has become clear that poor governance leads to major abuses. Therefore, we believe the engaged social investor must take an active role in dealing with such topics as Board diversity, independence, compensation and accountability. Through communications with companies and voting proxies, we will generally favor initiatives that seek to increase accountability and transparency or to prevent abuse.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Board diversity - shareholders have asked Boards to make greater efforts to search for qualified female and minority candidates for nomination to the Board.

•	Report on greater commitment to inclusive Boards - shareholders have asked Boards to endorse a policy of Board inclusiveness and to issue reports to shareholders on their efforts to increase diversity on their Boards.

•	Link executive pay to social criteria - shareholders have asked for a report on the feasibility of linking executive pay to non-financial factors, such as social and environmental goals.

•	Freeze executive pay during period of layoffs - layoffs are undertaken as cost-saving measures. Increasing the pay of corporate officers while asking employees to sacrifice is hypocritical, damaging to a company’s culture and indicative of poor corporate governance.

•	Request management to provide a race and/or gender pay equity report as well as a report on the ratio between CEO and employee compensation.

•	Adopt pension plan policy - shareholders request companies wanting to shift to cash balance pension plans offer existing participants the option to retain the existing plan.

•	Plant closings - proposals to create or expand relocation programs on the grounds that companies face a moral obligation to relocate dislocated workers.

Principle 2 - Workplace

Increasingly, the workplace is becoming central to the ability of individuals and families to lead fulfilling lives. At the same time, a company’s human assets are the ultimate source of its financial value. Globalization and other competitive forces have acted to weaken the bond between employer and employee. Hence, it is more important than ever for companies to offer fair pay and other compensation, safe working conditions and family-friendly benefit programs.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Living wage - employers should compensate their employees with a living wage, which generally refers to a wage that is sufficient for workers to provide a decent standard of living for themselves and their dependents with margins for discretionary spending and saving. Companies should also see to it that the same standards apply to employees of their contractors and suppliers, including agricultural workers. A component of nearly every corporate code of conduct is that such workers be paid at least the legal minimum wage of the country in which they are working, or the prevailing industry wage, whichever is higher.

•	Eliminate exposure to toxic materials and provide clear comprehensive information regarding past exposures and standards of safe use.

•	Take steps against workplace violence - shareholders have asked corporations to develop violence prevention programs in the workplace indicating zero tolerance for workplace violence.

Principle 3 - Equality Issues

A company and its business partners have a positive obligation to make employment decisions based solely on an individual’s ability to perform his or her duties. This includes decisions regarding all terms and conditions of employment, including the hiring process, job assignment, training, discipline and termination of employment. This obligation extends to taking proactive steps to identify discrimination that may not be obvious and to address concerns that may be culturally engrained. Finally, companies should have a long-term commitment to promoting equal opportunity wherever they do business.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Take steps to eliminate workplace discrimination based on age, race, sex, sexual orientation, religion and ethnicity. Companies should adopt written prohibitions against such discrimination.

•	Proposal for glass ceiling review and report - includes identifying and removing barriers that impede the advancement of qualified women of all races and minority men to mid and upper level management jobs.

•	Review/disclose Equal Employment Opportunity (EEO) policy - equal employment opportunity and diversity performance must be measured.

•	Native American issues and proposals for indigenous peoples’ rights - we support resolutions that request that management respects the rights of indigenous peoples, avoids exploitation of their natural resources and negotiates fairly with indigenous peoples.

Principle 4 - Energy & Environment

Climate change and its causes are well-accepted scientific facts. The potential consequences - some of which we are seeing already - include more extreme weather, dislocation of agricultural and commercial activities, expansion of desert regions, a rise in sea levels and damaged natural habitats and ecosystems. Companies must recognize the compelling business reasons to reduce emissions of green house gases and other pollutants in order to prevent further ecological harm, improve operational efficiency, save money, reduce compliance costs and avoid legal liability.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Develop renewable energy alternatives as well as efficiency plans to meet growing demand for diversified energy sources.

•	Proposal for report on climate change strategy - shareholders have focused attention on electric, utility, oil, manufacturing and insurance companies. Some shareholders have asked companies for reports on policies, programs and progress to date in using benign sources of electricity to reduce carbon emissions. Other shareholders have asked oil, electric utility and manufacturing companies to report on green house gas (GHG) emissions from their operations and products, as well as their progress towards reducing such emissions. Further, property and casualty insurance firms have been asked to report on their exposure to potentially catastrophic risks from natural disaster brought on by worldwide climate changes.

•	Proposal to obtain corporations’ annual costs of PCB (polychlorinated biphenyl) contamination remediation. Shareholders have the right to this transparency.

•	Proposal to request companies to phase out PVC (polyvinyl chloride) or phthalate containing medical supplies where safe alternatives are available. Chemicals that pose higher-than-average risk to human health should be discontinued.

•	Proposal to request companies to phase out the sale of mercury thermometers. Mercury is a known neurotoxin - the mercury in the thermometer may be released into the environment and be harmful.

•	Report using Global Reporting Initiative (GRI) Sustainability Guidelines - GRI is an international standard-setting organization for the purposes of providing companies with a set of reporting principles essential to producing a reasonable report and for providing guidance as to report content, including performance against core indicators in six categories (direct economic impacts, environmental, labor practices, human rights, society and product responsibility).

•	Implementation Coalition for Environmentally Responsible Economies (CERES) - asks corporations to conduct environmental audits of their operations, establish environmental management practices and assume responsibility for damages their operations cause to the environment.

•	Social and environmental risk disclosure - request report for a company’s polices for managing direct and indirect risks to company’s long-term value arising from social and environmental risks.

•	Proposal for report of financial risks of cyanide leaching - should include a description of potential financial liabilities and risks associated with cyanide leaching and strategy designed to mitigate/eliminate these risks.

•	Proposal for report on nuclear waste storage - companies are responsible for securing their radioactive wastes and for protecting the public.

•	Proposal for report on habitat loss risk - detailing range of potential financial liabilities, specifying community compensation and mitigation of loss of habitat and disclosing policies and management systems in place to avoid and mitigate suck risks in the future.

•	Proposal for report on antibiotics in animal agriculture - to identify amount of antibiotics used and for what purpose as well as enact a plan to source livestock grown without non-therapeutic use of antibiotics.

•	Proposal for animal welfare report seeking information on a company’s animal testing and request management develop viable alternatives to animal testing. Companies and their suppliers should meet the highest standards for the humane treatment of animals.

•	Proposal for report detailing risks linked to water use and company’s policies for mitigating the impact on the areas of water scarcity.

•	Proposal for report identifying company’s pesticides that are exported, yet banned for sale and use in the U.S., or are identified by the Environmental Protection Agency (EPA) as possible human carcinogens and the countries to which these pesticides have been exported.

•	Environmental health and safety (EHS) - shareholders believe that EHS data are important indicators that reflect the overall state of a company’s environmental awareness.

•	Proposal to obtain report on company’s efforts to adopt a recycling strategy that includes publicly stated goals for beverage container recovery in the U.S.

Principle 5 - Community

Many companies already play an important and positive role in the lives of the communities in which they function. We believe this is necessary because they and the communities are increasingly interdependent at a time when competitive forces are tending to weaken the bonds between them. In general, a company’s community obligations are not related to whether or not it sells its products and services to or within the community.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Violence on television - shareholders have asked media companies and program sponsors for reports on standards for television program production and mechanisms for monitoring violent programming.

•	Non-discriminatory lending - access to capital is essential to participating in our society and all criteria except objective creditworthiness are suspect.

•	Impact on culturally sensitive areas - shareholders are requesting companies cease their operations on sites of archeological or cultural importance.

•	Insurance companies and economically targeted investments - economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster small business and farms, affordable housing and community development, banks and credit unions. Shareholders have asked for reports outlining how insurers could implement an ETI program.

•	Quality of health care - many communities are concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	Predatory lending - sub-prime lenders charge notably higher interest rates on consumer, life insurance and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or economically disadvantaged. Shareholders have asked for the development of policies to prevent predatory lending practices.

•	Redlining - systematic denial of services to an area based on its current economic or ethnic profile. Shareholders have asked management to appraise their lending practices and develop policies to avoid redlining and have also asked insurance companies to develop fair housing policies that would assure adequate homeowner insurance protection in low-income neighborhoods.

We will generally vote these proxies on a case-by-case basis:

•	Cable companies and pornography - the mainstreaming of pornography has become a serious concern for some shareholders on both social and financial grounds. Shareholders have asked cable companies to outline the business case for their increasing distribution of pornography; review policies governing content decision-making for cable operations; and assess the potential legal issues and financial liabilities posed by possible violation of local obscenity laws and lawsuits from individuals and communities.

Principle 6 - Global Corporate Accountability

Companies with business partnerships throughout the world encounter cultural practices and traditions that vary from region to region and that impact the workplace environment. Multinational companies with operations in these and other countries face the challenge of remaining open to different cultural contexts while avoiding discriminatory practices against employees. The basis for doing so is contained in national and international law, especially the Universal Declaration of Human Rights. Companies need to ensure that their business operations and those of their contractors and suppliers are consistent with these legal principles.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Global set of corporate standards - global corporations need to implement comprehensive codes of conduct and be held to global standards in financial, social and environmental reporting.

•	Adopt/amend vendor/supplier standards - companies should adopt codes of conduct with respect to vendor/supplier labor practices, to report on the compliance with such codes and support independent third-party monitoring.

•	Prohibit child labor - proposal to request company to specify monitoring and compliance efforts to ensure that there is no illegal child or forced labor taking place. Children should not be employed if they are under 15 years of age or the age of completely compulsory education, whichever is younger.

•	Proposal to request sustainability report - which should include company’s operating definition of sustainability, review of current policies related to social, environmental and economic sustainability, and summary of long-term plans to integrate sustainability objectives throughout the companies operations.

•	Implement global human rights standards - company should commit itself to the implementation of a code of corporate conduct that incorporates the conventions of the United Nations International Labor Organization (ILO) human rights standards. Steps should be taken to enforce them, especially in countries with a record of human rights abuses, such as Colombia, Nigeria, China and Indonesia.

•	Endorse MacBride Principles - set of fair employment practices that have been set forth to eliminate religious discrimination in Northern Ireland.

•	Implement China Principles - shareholders are concerned about the working conditions in China that fall below basic standards of fair and humane treatment.

•	Mexico - Maquiladoras are facilities operated by U.S. companies just south of the U.S.-Mexico border. Mexican workers are paid a fraction of what their U.S. counterparts earn and are often forced to live in squalor. Shareholders are asking companies to initiate a review of their Maquiladora operations, addressing health and safety and fair employment issues.

•	Review operations in Iran - shareholders are concerned about a company’s involvement with states that sponsor terrorism - the Iranian government has actively supported and funded terrorist operations.

•	Loans disguised as trades - shareholders request Board to develop policies that effectively preclude such transactions,

Principle 7 - International and Public Health

The impact of major illnesses such as malaria, HIV/AIDS and tuberculosis on whole populations, as well as issues related to access to health care by poor and underserved populations, have become major issues in recent years. Corporations, especially those engaged directly in health care and agriculture must recognize that their obligations in these areas, and their profits from them, are based on solving problems and not exacerbating them. Companies must take proactive steps to assure fair access to preventative therapeutic products and services.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Proposal for report on genetically modified organisms (GMOs) - identify the risks, financial costs and benefits and environmental impacts of the continued use of products that contain GMOs and cite evidence of long-term safety testing that these products are safe for humans, animals and to the environment.

•	Develop ethical criteria for patent extension - shareholders request the Board develop ethical criteria for extension of patents on prescription drugs and to issue a report on the implications of doing so.

•	Disclose payments to doctors - transparency in detailing extent and types of payments/incentives/rebates to doctors, pharmacy benefit managers and other pharmaceutical purchasers that are made to influence the selection of a particular drug.

We will generally vote these proxy resolutions on a case-by-case basis:

•	Report on impact of AIDS on operations - shareholders request Board to report on the effect of the health pandemic on the company’s operations and its response to the pandemic in Africa.

•	Lower drug prices - many Americans have limited or no practical access to crucial prescription drugs because they are uninsured or underinsured. Shareholders are asking companies to implement and report on price restraint policies for pharmaceutical products.

Principle 8 - Tobacco

Tobacco has long been a major public health menace and tobacco companies have been notably resistant to measures proposed to reduce its consumption, prevent its marketing to minors and restrict its general advertising. In the U.S., anti-tobacco activity has centered on the manufacturers, but retailers, insurers and health care businesses are also a part of the equation. We do not buy the securities of tobacco manufacturers, although we do occasionally receive them in new portfolios.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Proposal to ask companies not to invest in the stocks of tobacco companies or to divest holdings.

•	Proposal to make facilities smoke-free to promote public health.

•	Proposal to develop policies and practices that would ensure cigarette advertising is not manipulative or misleading; assure that tobacco ads are not youth friendly; and assess the financial impact of refusing to run tobacco ads.

•	Proposal to ensure no cigarette sales to youth and proposal to request Board to establish committee to determine ways to ensure company is not involved with selling cigarettes over the Internet that may enable youth to have illegal access to tobacco products.

•	Compensate tobacco disease victims - shareholders request management to develop a fair plan for compensating customers who have developed lung cancer and other smoking-related diseases.

•	Inform customers of light cigarette risks - shareholders request Board to find ways to inform customers about the actual health risks of smoking light and ultra light cigarettes.

•	Proposal to review worldwide corporate policies aimed at discouraging smoking among young people and report the results of that review.

•	Proposal for disclosure of smoking hazards and the harmfulness of second hand smoke be inserted into every package of cigarettes.

•	Proposal for Board to adopt a policy of reducing nitrosamines in chewing tobacco and similar products.

•	Review/report on tobacco smuggling - shareholders request Board establish a committee of independent directors to determine the extent of the company’s past or present involvement with tobacco/cigarette smuggling throughout the world.

Principle 9 - Militarism

We have specific guidelines relating to investments in companies in which a significant portion of revenue derives from the sale of military products (not including the sale of conventional civilian products). We are generally opposed to the expenditures for weapons and weapon systems.

In line with these principles, we will use the following guidelines to vote proxy resolutions.

We will generally vote in favor of the following proxy resolutions:

•	Proposal to report on foreign offset agreements - shareholders request companies to disclose all promises made to foreign governments of foreign firms in connection with foreign military sales, intended to offset their U.S. dollar cost of weapons purchased by foreign nations.

•	Proposals calling for reports on military sales, conversion of military production to civilian purposes and diversification plans to civilian production.

•	Handgun sales - violence in the U.S. has become a major concern. Restricting easy access to guns is one way of reducing the possibility of gun violence. We support resolutions that ask certain mainstream retail companies to stop selling handguns and related ammunition, and to return all handgun inventories and ammunitions to their manufacturers.

•	Burma - the Burmese military dictatorship has been accused of serious, on-going human rights violations. Since Burma’s economy is almost entirely government controlled, corporations operating there inevitably provide financial support to the military regime. Shareholders are asking for reports on corporate operations in Burma and demanding companies terminate all operations there.

•	Weaponization of space - shareholders request Board to provide a report describing aspects of company’s involvement in space-based weaponization, as well as report on its involvement in ballistic missile defense.

Looking forward

Corporate governance is a set of evolving understandings and has recently gained momentum for a variety of reasons, including the blatantly inadequate performance of some highly visible Boards. We look forward to developments in three areas:

•	The integration of many of the common objectives of corporate governance and socially responsive investing.

•	The development of credible “best practices” standards of governance.

•	The creation of meaningful cost/benefit analytic techniques for assessing such standards.

EXHIBIT C

PROXY VOTING PROCEDURES

A. ISS PROXY VOTING PROCESS (R&CO. VOTING AUTHORITY)

1. Based upon information provided by the Client Advisory Services Department in connection with new account openings or routine account maintenance, Portfolio Operations will code client accounts on RockIT™ to indicate whether or not R&Co. has proxy voting authority and, if yes, whether the R&Co. General Voting Guidelines or Socially Responsive Voting Guidelines apply.

2. The Voting Delegate will provide ISS with a copy of R&Co.’s proxy voting principles and guidelines, as well as any future updates.

3. Portfolio Operations will provide holdings information to ISS on a weekly basis for those accounts that R&Co. has proxy voting authority and that are custodied at JP Morgan Chase Bank. Holdings information for these accounts will be generally separated into two blocks: (a) R&Co. - General; and (b) R&Co. - Socially Responsive. Additional blocks may be established from time to time to accommodate specific client proxy voting issues, or for administrative efficiency. Holdings information for accounts custodied at other banks and for which R&Co. has proxy voting authority will be sent to ISS directly by such bank.

4. For the accounts where R&Co. has proxy voting authority, Portfolio Operations will instruct the custodians to forward proxies to ISS directly. ISS is responsible for reconciling the holdings information provided by R&Co. and the other custodians with the actual proxies received from the custodians.

5. ISS posts meeting and record date information and delivers proxy analyses and recommendations via ProxyMasterSM, ISS’s proprietary electronic delivery system (ProxyMaster.com). The Voting Delegate is responsible for accessing ProxyMaster.com, reviewing the data posted and making the voting decisions in accordance with R&Co.’s guidelines or any specific client request. Prior to vote, the Voting Delegate must assess the extent to which there may be a material conflict of interest between R&Co.’s interests and those of any client.

If such a conflict is identified, the Voting Delegate will advise the Committee and generally vote the proxy based upon the recommendation of ISS. The Proxy Administrator will assist the Voting Delegate in the voting process.

6. The Proxy Administrator will periodically obtain reports from ISS to review the record of proxy voting and to ensure that ISS is properly executing client proxies. Any material deviations will be promptly reported to the Committee.

B. PROXY VOTING PROCEDURES FOR CERTAIN ACCOUNTS (R&CO. NO VOTING AUTHORITY)

1. In cases where clients have retained proxy voting authority, Portfolio Operations will instruct the appropriate custodians to forward proxy material directly to the client.

2. If a client has retained proxy voting authority, but desires R&Co.’s assistance in the process, the Proxy Administrator will be responsible for processing related paperwork and recording voting decisions for those accounts (the “Special Accounts”). The Client Advisory Services Department or other relevant staff will assist the Proxy Administrator in this regard.

•	All proxies related to the Special Accounts will be forwarded to the Proxy Administrator. Upon receipt of a proxy, the Proxy Administrator will print a holdings report for the account to confirm the number of shares held and other relevant details.

•	The Proxy Administrator will coordinate with the Client Advisory Services Department or other relevant staff to obtain the client’s instructions with respect to the proxy vote.

•	The Proxy Administrator will complete the proxy based upon the client’s instruction and return the proxy to the relevant proxy service representing the issuer. A proxy may be voted by fax, email or telephone in order to meet a deadline.

•	In lieu of the above-described manual process and for purposes of enhancing administrative efficiency, R&Co. may, in certain cases, forward to ISS the holdings information for the Special Accounts in a separate block and execute the client’s voting decisions via ProxyMasterSM. The Proxy Administrator and Client Advisory Services personnel will coordinate in this regard.

PROXY VOTING POLICIES OF

CAYWOOD-SCHOLL CAPITAL MANAGEMENT

Caywood-Scholl Capital Management LLC (“Caywood-Scholl”) exercises our voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by Caywood-Scholl on behalf of its clients are not biased by other clients of Caywood-Scholl. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

A Proxy Committee, consisting of investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these guidelines. These guidelines also apply to any voting rights and/or consent rights of Caywood-Scholl, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will make a final vote decision.

VOTING PROCEDURE

The voting of all proxies is conducted by the Proxy Coordinator, a senior portfolio manager of Caywood-Scholl, in accordance with these guidelines. In situations where these guidelines do not give clear guidance on an issue, the Proxy Coordinator will, at his or her discretion, consult the Proxy Committee or Legal Counsel for a final vote decision.

RESOLVING CONFLICTS OF INTEREST

Caywood-Scholl may have conflicts that can affect how it votes its clients’ proxies. For example, Caywood-Scholl may manage a pension plan whose management is sponsoring a proxy proposal. In the example, failure to vote in favor of management may harm our or our affiliate’s relationship with the company. Given the value of the relationship to us or our affiliate a material conflict of interest may exist in this example even in the absence of efforts by management to persuade us how to vote. Caywood-Scholl may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, Caywood-Scholl may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, Caywood-Scholl shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how Caywood-Scholl resolves such material conflicts of interest with its clients.

COST-BENEFIT ANALYSIS INVOLVING VOTING PROXIES

Caywood-Scholl shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, Caywood-Scholl may refrain from voting a proxy on behalf of its clients’ accounts. Caywood-Scholl may also refrain from voting a proxy when the economic effect on shareholder’s interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, Caywood-Scholl may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on Caywood-Scholl’s ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

PROXY VOTING GUIDELINES

ORDINARY BUSINESS

ORDINARY BUSINESS MATTERS: CASE-BY-CASE

Caywood-Scholl votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.

Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact “other business,” will be voted AGAINST, to prevent the passage of significant measures without our express oversight.

AUDITORS

RATIFICATION OF AUDITORS: CASE-BY-CASE

Caywood-Scholl generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

SHAREHOLDER PROPOSALS REGARDING ROTATION OF AUDITORS: GENERALLY FOR

Caywood-Scholl generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.

SHAREHOLDER PROPOSALS REGARDING AUDITOR INDEPENDENCE: CASE-BY-CASE

Caywood-Scholl will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

BOARD OF DIRECTORS

ELECTION OF DIRECTORS: CASE-BY-CASE

Votes on director nominees are made on a case-by-case basis. Caywood-Scholl favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. Caywood-Scholl also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, Caywood-Scholl may withhold votes from director nominees.

CLASSIFIED BOARDS: AGAINST

Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. Caywood-Scholl generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. Caywood-Scholl will vote FOR shareholder proposals to de-classify the board of directors.

CHANGING SIZE OF BOARD: CASE-BY-CASE

Caywood-Scholl votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.

MAJORITY OF INDEPENDENT DIRECTORS ON BOARD: CASE-BY-CASE

Caywood-Scholl considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. Caywood-Scholl generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.

MINIMUM SHARE OWNERSHIP BY THE BOARD: AGAINST

Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, Caywood-Scholl does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.

ESTABLISH INDEPENDENT NOMINATING COMMITTEE: FOR

Caywood-Scholl votes FOR proposals to establish entirely independent nominating committees. We believe that having an independent Nominating Committee is one way to assure that shareholder interests will be adequately addressed.

LIMIT TENURE OF DIRECTORS: AGAINST

Caywood-Scholl does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.

DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION: CASE-BY-CASE

Caywood-Scholl votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. Caywood-Scholl will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, AND if only the director’s legal expenses would be covered, Caywood-Scholl may vote FOR expanded coverage.

SEPARATE CHAIRMAN/CHIEF EXECUTIVE OFFICER: CASE-BY-CASE

Caywood-Scholl votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. Caywood-Scholl generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO’s decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.

DIVERSITY OF THE BOARD OF DIRECTORS: CASE-BY-CASE

Caywood-Scholl reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. Caywood-Scholl generally votes FOR requests for reports on the company’s efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.

EXECUTIVE AND DIRECTOR COMPENSATION

STOCK INCENTIVE PLANS: CASE-BY-CASE

Caywood-Scholl reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.

Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.

SHAREHOLDER PROPOSALS REGARDING OPTIONS EXPENSING: FOR

Caywood-Scholl generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company’s earnings and profitability to shareholders.

ELIMINATE NON-EMPLOYEE DIRECTOR RETIREMENT PLANS: FOR

Caywood-Scholl generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE PAY: CASE-BY-CASE

Caywood-Scholl generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

We also vote FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.

Caywood-Scholl votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount or form of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.

All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

CAPITAL STRUCTURE

CAPITAL STOCK AUTHORIZATIONS: CASE-BY-CASE

Caywood-Scholl votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company’s industry and performance in terms of shareholder returns. We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase. We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill. (Note: see page 10, for more on preferred stock).

STOCK SPLITS AND DIVIDENDS: CASE-BY-CASE

Caywood-Scholl generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.

MERGERS AND CORPORATE RESTRUCTURING

MERGERS AND RESTRUCTURINGS: CASE-BY-CASE

A merger, restructuring, or spin-off in some way affects a change in control of the company’s assets. In evaluating the merit such transactions, Caywood-Scholl will consider the terms of each proposal and will analyze the potential long-term value of the investment. Caywood-Scholl will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.

PREVENT A COMPANY FROM PAYING GREENMAIL: FOR

Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. Caywood-Scholl will generally vote FOR anti-greenmail provisions.

GOLDEN PARACHUTES: CASE-BY-CASE

Caywood-Scholl votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval PRIOR to entering into employment contracts.

Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. Caywood-Scholl will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.

FAIR PRICE PROVISION: AGAINST

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.

Caywood-Scholl will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.

Caywood-Scholl will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

STATE ANTITAKEOVER STATUTES: CASE-BY-CASE

Caywood-Scholl evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.

CORPORATE RESTRUCTURINGS: CASE-BY-CASE

Caywood-Scholl evaluates corporate restructuring management proposals on a case-by-case basis. With respect to a proxy proposal that includes a spin-off, Caywood-Scholl may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, Caywood-Scholl may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, Caywood-Scholl may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

POISON PILLS: CASE-BY-CASE

Caywood-Scholl votes AGAINST poison pills or (or shareholder rights plans) proposed by a company’s management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.

Caywood-Scholl will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.

DUAL CLASS CAPITALIZATION WITH UNEQUAL VOTING RIGHTS: CASE-BY-CASE

Caywood-Scholl will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. Caywood-Scholl will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.

BLANK CHECK PREFERRED STOCK: CASE-BY-CASE

Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.

Caywood-Scholl generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.

Caywood-Scholl will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SUPERMAJORITY VOTING PROVISIONS: AGAINST

Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least  2/3 affirmative vote for passage of issues.

Caywood-Scholl votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.

CUMULATIVE VOTING: CASE-BY-CASE

Cumulative voting allows shareholders to “stack” their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. Caywood-Scholl evaluates proposals to restore or provide for cumulative voting on a case-by-case. We will generally vote FOR shareholder proposals to restore or provide for cumulative voting, in the absence of good corporate governance provisions such as an annually elected board, confidential voting and so forth.

SHAREHOLDER ACTION BY WRITTEN CONSENT: CASE-BY-CASE

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.

Caywood-Scholl will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.

SHAREHOLDER’S RIGHT TO CALL SPECIAL MEETING: FOR

Caywood-Scholl votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.

CONFIDENTIAL VOTING: FOR

Caywood-Scholl votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, Caywood-Scholl maintains records which allow our clients to have access to our voting decisions.

SOCIAL AND ENVIRONMENTAL ISSUES

SHAREHOLDER PROPOSALS REGARDING SOCIAL AND ENVIRONMENTAL ISSUES: CASE-BY-CASE

In evaluating social and environmental proposals, Caywood-Scholl first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, Caywood-Scholl recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.

Caywood-Scholl generally supports proposals that encourage corporate social responsibility. However, Caywood-Scholl does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, Caywood-Scholl believes that these matters are best left to the judgment of management.

ENVIRONMENTAL REPORTING: FOR

Caywood-Scholl generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder’s environmental concerns.

PROXY VOTING POLICIES OF

MONY CAPITAL MANAGEMENT, INC.

Under the investment management contracts between MONY Capital Management, Inc. (“MCM”) and most of our affiliated clients (“Clients”), MCM is customarily authorized to manage and handle only fixed income or debt securities which are typically non-voting securities. Accordingly, we do not have any role in proxy voting on behalf of our Clients in most instances. However, in limited instances, MCM undertakes responsibility for voting proxies when expressly authorized, delegated or requested by a Client. To cover such instances in accordance with the Investment Advisers Act of 1940 (“Advisers Act”) and related SEC rules and regulations, we have adopted written policies and procedures reasonably designed to ensure that we vote Client securities in the best interest of Clients as set forth below.

I. HOW MCM VOTES PROXIES

Our proxy voting policy is based on our belief that voting rights generally have economic value and must be treated accordingly. We generally vote proxies with a view to enhance the value of the shares of securities held in a Client’s account, and thus, the financial interest of our Clients is the primary consideration in determining how proxies should be voted. In the case where our view of a company’s management is favorable and we view maintaining current management as supportive of shareholder value, we will generally support current management initiatives, proposals and recommendations. However, where our view is that changes to the management structure would probably avoid impairment of shareholder value, we may not support current management initiatives, proposals and recommendations. In the case of social and political responsibility issues that we believe do not primarily involve financial considerations, we may abstain from voting on such proposals where we conclude it is not practicable to represent the views of our Clients in a fair and impartial manner.

II. CONFLICT RESOLUTION

From time to time, proxy-voting proposals may raise conflicts between the interests of our Clients and the interests of MCM and its employees. For example, we may have a conflict when a company that is soliciting a proxy is a Client of MCM, or when MCM personnel have a business or personal relationship with participants in proxy contests, corporate directors or director candidates. Our Chief Regulatory & Compliance Officer is responsible for (i) seeking to identify proxy voting proposals that present a conflict of interest and (ii) deciding whether such conflict of interest is material. As necessary in making such determination of materiality, our Chief Regulatory & Compliance Officer may consult with our chief legal counsel.

If it is determined that MCM has a material conflict of interest, then MCM shall vote the proxy using one of the following methods:

•	We will follow the recommendation of a retained outside, independent proxy voting service.

•	If we are able to disclose the conflict to the Client, we may do so and obtain the Client’s consent as to how we will vote on the proxy proposal (or otherwise obtain specific instructions from the Client on how the proxy should be voted).

III. WHEN MONY CAPITAL MANAGEMENT MAY NOT VOTE PROXIES

We generally do not vote proxies that we are otherwise authorized to vote when the cost of voting on a particular proxy proposal could exceed the expected benefit to a Client, and thus it would not be prudent to vote the proxy. Additionally, voting proxies for shares of foreign stocks may involve significantly greater effort and corresponding costs, such as translation of proxy materials.

IV. PROXY SERVICE RELATIONSHIP

We may utilize an independent proxy voting and research firm to assist us in determining how we should vote proxies and in actually voting proxies.

V. HOW TO OBTAIN MORE INFORMATION

This document setting forth our proxy voting policies and procedures has been delivered pursuant to the Advisers Act. Clients may also obtain information from us about how we voted proxies for securities in a Client’s portfolio upon request. If there are any questions or requests for additional information, please contact Sidney Wigfall (Chief Regulatory & Compliance Officer) at 917-206-3254.

PROXY VOTING POLICIES OF

MBIA CAPITAL MANAGEMENT CORP.

Introduction

This Proxy Voting Policy (“Policy”) for MBIA Capital Management Corp. and its affiliated registered investment advisers (“MBIA-CMC”) reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan’s participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. MBIA-CMC will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, MBIA will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, MBIA-CMC will disclose this Policy to the shareholders of such funds and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.

Registered investment companies that are advised by MBIA-CMC as well as certain of our advisory clients may participate in securities lending programs, which may reduce or eliminate the amount of shares eligible for voting by MBIA-CMC in accordance with this Policy if such shares are out on loan and cannot be recalled in time for the vote.

Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation will be reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, we may manage assets of a pension plan of a company whose management is soliciting proxies, or a MBIA-CMC employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. In all cases, the manner in which we vote proxies must be based on our clients’ best interests and not the product of the conflict.

This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefore recorded in writing.

Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:

A.	Social Issues,

B.	Financial/Corporate Issues, and

C.	Shareholder Rights.

Finally, Section III of the Policy describes the procedures to be followed casting a vote pursuant to these guidelines.

SECTION I

ROUTINE MATTERS

Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:

1.	They do not measurably change the structure, management control, or operation of the corporation.

2.	They are consistent with industry standards as well as the corporate laws of the state of incorporation.

Voting Recommendation

MBIA-CMC will normally support the following routine proposals:

1.	To increase authorized common shares.

2.	To increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

3.	To elect or re-elect directors.

4.	To appoint or elect auditors.

5.	To approve indemnification of directors and limitation of directors’ liability.

6.	To establish compensation levels.

7.	To establish employee stock purchase or ownership plans.

8.	To set time and location of annual meeting.

SECTION II

NON-ROUTINE PROPOSALS

A. Social Issues

Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation’s internally adopted policies are ill advised or misguided.

Voting Recommendation

If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:

1.	To enforce restrictive energy policies.

2.	To place arbitrary restrictions on military contracting.

3.	To bar or place arbitrary restrictions on trade with other countries.

4.	To restrict the marketing of controversial products.

5.	To limit corporate political activities.

6.	To bar or restrict charitable contributions.

7.	To enforce a general policy regarding human rights based on arbitrary parameters.

8.	To enforce a general policy regarding employment practices based on arbitrary parameters.

9.	To enforce a general policy regarding animal rights based on arbitrary parameters.

10.	To place arbitrary restrictions on environmental practices.

B. Financial/Corporate Issues

Proposals in this category are usually offered by management and seek to change a corporation’s legal, business or financial structure.

Voting Recommendation

We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:

1.	To change the state of incorporation.

2.	To approve mergers, acquisitions or dissolution.

3.	To institute indenture changes.

4.	To change capitalization.

C. Shareholder Rights

Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.

We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Voting Recommendation

We will generally vote for the following management proposals:

1.	To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

2.	To institute staggered board of directors.

3.	To require shareholder approval of not more than 66 2/3% for a proposed amendment to the corporation’s by-laws.

4.	To eliminate cumulative voting.

5.	To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company’s ability to make greenmail payments.

6.	To create a dividend reinvestment program.

7.	To eliminate preemptive rights.

8.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).

We will generally vote against the following management proposals:

1.	To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation’s by-laws (“super-majority provisions”).

2.	To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula (“fair price amendments”).

3.	To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

4.	To prohibit replacement of existing members of the board of directors.

5.	To eliminate shareholder action by written consent without a shareholder meeting.

6.	To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

7.	To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).

8.	To limit the ability of shareholders to nominate directors.

We will generally vote for the following shareholder proposals:

1.	To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

2.	To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

3.	To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

4.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

5.	To permit shareholders to participate in formulating management’s proxy and the opportunity to discuss and evaluate management’s director nominees, and/or to nominate shareholder nominees to the board.

6.	To require that the board’s audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

7.	To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

8.	To create a dividend reinvestment program.

9.	To recommend that votes to “abstain” not be considered votes “cast” at an annual meeting or special meeting, unless required by state law.

10.	To require that “golden parachutes” be submitted for shareholder ratification.

We will generally vote against the following shareholder proposals:

1.	To restore preemptive rights.

2.	To restore cumulative voting.

3.	To require annual election of directors or to specify tenure.

4.	To eliminate a staggered board of directors.

5.	To require confidential voting.

6.	To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

7.	To dock director pay for failing to attend board meetings.

SECTION III

VOTING PROCESS

MBIA-CMC has engaged Institutional Shareholder Services (“ISS”) to assist us in the voting of proxies. These guidelines have been provided to ISS, who then analyzes all proxy solicitations we receive for our clients and advises us how, based upon our guidelines, the relevant votes should be cast. The ISS recommendations are set out in a report that is provided to the relevant Portfolio Management Group team, who must approve the proxy vote in writing and return such written approval to the Operations Group. If any authorized member of a Portfolio Manager Group team desires to vote in a manner that differs than what these general guidelines would recommend (an “Override Vote”), the reason for such Override Vote shall be noted in the written approval form. A copy of the written approval form is attached as an exhibit. The head of each relevant Portfolio Management

Group team is responsible for making sure that proxies are voted in a timely manner. The Brokerage Allocation Committee shall receive regular reports of all proxy votes cast to review how proxies have been voted, including reviewing Override Votes and votes that may have involved a potential conflict of interest. The Committee shall also review these guidelines from time to time to determine their continued appropriateness and whether any changes to the guidelines or the proxy voting process should be made.

IF THERE IS ANY POSSIBILITY THAT THE VOTE MAY INVOLVE A POTENTIAL CONFLICT OF INTEREST BECAUSE, FOR EXAMPLE, THE ISSUER SOLICITING THE VOTE IS A MBIA-CMC CLIENT OR THE MATTER BEING VOTED ON INVOLVES MBIA-CMC OR ANY OF ITS AFFILIATES (INCLUDING AN EMPLOYEE OR REPRESENTATIVE), PRIOR TO APPROVING SUCH VOTE, THE BROKERAGE ALLOCATION COMMITTEE MUST BE CONSULTED AND THE MATTER DISCUSSED. The Committee, in consultation with the Legal and Compliance Department, shall determine whether the potential conflict is material and if so, the appropriate method to resolve such conflict, based on the particular facts and circumstances, the importance of the proxy issue, whether the Portfolio Management Group team is proposing an Override Vote with respect to the issue and the nature of the conflict, so as to ensure that the voting of the proxy is not affected by the potential conflict. If the conflict is determined not to be material, the relevant Portfolio Management Group team shall vote the proxy in accordance with this Policy. Determinations of the Committee with respect to votes involving material conflicts of interest shall be documented in writing and maintained for a period of at least six years.

With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, MBIA-CMC will take no action on all proposals to be voted on in such meeting.

With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on MBIA-CMC’s ability to vote such proxies in the best interests of our clients. These problems include, but are not limited to, proxy statements and ballots being written in a language other than English, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Accordingly, MBIA-CMC may conduct a cost-benefit analysis in determining whether to attempt to vote its clients’ shares at a non-U.S. company’s meeting, whereby if it is determined that the cost or other restrictions associated with the attempt to exercise its vote outweighs the benefit MBIA-CMC believes its clients will derive by voting on the company’s proposal, MBIA-CMC may decide not to attempt to vote at the meeting.

Any questions regarding this Policy may be directed to the General Counsel of MBIA-CMC.

Proxy Voting Policies Of

Barrow, Hanley, Mewhinney & Strauss, Inc.

Policy

BHMS has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS generally,

Accepts:

➢	Proposals supporting best procedures for corporate governance regarding election of independent directors, approval of independent auditors, executive compensation plans and corporate structure/shareholder rights issues.
➢	Restoration or protection of shareholders’ authority.

Rejects:

➢	Protection of management from results of mergers and acquisitions.
➢	Proposals having the effect of diluting the value of the existing shares.
➢	Reduction of shareholders’ power over any company actions.
➢	Proposals motivated by political, ethical or social concerns.

Proxy Oversight Committee

•	BHMS’s Proxy Oversight Committee reviews and reevaluates existing policies, along with new issues on a case-by-case basis. Policy modifications may be made by the Committee in order to assure that all proxy voting decisions are in the best interests of the beneficial owner.

•	The Proxy Oversight Committee includes Portfolio Managers James Barrow, Richard Englander and Jane Gilday and Proxy Coordinator, Clare Burch.

Conflicts of Interest

•	All proxies will be voted uniformly in accordance with BHMS’s policies. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.

Procedure

BHMS has adopted written procedures to implement the firm’s policy and reviews to monitor and insure our policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

•	BHMS sends a daily electronic transfer of all stock positions to ISS (Institutional Shareholder Services).

•	ISS identifies all accounts eligible to vote for each security and posts the proposals and research on its website.

•	The proxy coordinator reviews each proxy proposed and reevaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation. Proxy coordinator sends all voting decisions to ISS through their website.

•	ISS verifies that every vote is received, voted and recorded.

•	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.

•	BHMS maintains voting records both in hard copy and via ISS database backup.

•	BHMS’s guidelines addressing specific issues are available upon request by calling 214-665-1900 or by emailing clientservices@barrowhanley.com.

•	BHMS will identify any conflicts that exist between the interests of the firm and the client by reviewing the relationship of the firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	BHMS will maintain a record of the voting resolution of any conflict of interest.

•	The proxy coordinator shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

➢	These policies and procedures and any amendments;
➢	Each proxy statement that BHMS receives;
➢	A record of each vote that BHMS casts;
➢	Any document BHMS created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Proxy Oversight Committee; and
➢	A copy of each written request from a client for information on how BHMS voted such client’s proxies and a copy of any written response.

Responsibility

Clare Burch is responsible for the implementation and monitoring of our proxy voting policy, procedures, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Proxy Voting Policies Of

Eagle Asset Management, Inc.

The exercise of proxy voting rights is an important element in the successful management of clients’ investments. Eagle Asset Management recognizes its fiduciary responsibility to vote proxies solely in the best interests of both its ERISA and non-ERISA clients. We have therefore adopted the following proxy voting guidelines as a part of our overall goal of maximizing the growth of our clients’ assets.

Eagle generally votes proxies in furtherance of the long-term economic value of the underlying securities. We consider each proxy proposal on its own merits, and we make an independent determination of the advisability of supporting or opposing management’s position. We believe that the recommendations of management should be given substantial weight, but we will not support management proposals which we believe are detrimental to the underlying value of our clients’ positions.

We usually oppose proposals which dilute the economic interest of shareholders, and we also oppose those that reduce shareholders’ voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a “going concern” value for every holding. If the offer approaches or exceeds our value estimate, we will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle’s general approach to a wide range of issues. A list of Eagle’s detailed voting guidelines is attached as appendix A and incorporates routine and non-routine proxy issues. On occasion we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

If you have any questions about these guidelines, or about how we voted, or may vote, on a particular issue, please contact our Compliance Department at 1-800-237-3101.

I. Directors and Auditors

Eagle generally supports the management slate of directors, although we may withhold our votes if the board has adopted excessive anti-takeover measures. (App. R1)

We favor inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, we will support management’s selection of auditors. (App. R8)

II.	Corporate Governance

In the area of corporate governance, Eagle will generally support proxy measures which we believe tend to increase shareholder rights.

A.	Confidential Voting. We generally support proposals to adopt confidential voting and independent vote tabulation practices, which we believe lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of proxy proposals. (App S31)

B.	Greenmail. Unless they are part of anti-takeover provisions, we usually support anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the greenmailer and may result in a decreased stock price. (App S23)

C.	Indemnification of Directors. We usually vote in favor of charter or by-law amendments which expand the indemnification of directors or limit their liability for breaches of care, because we believe such measures are important in attracting competent directors and officers. (App R4)

D.	Cumulative Voting Rights. We usually support cumulative voting as an effective method of guaranteeing minority representation on a board.(App N17, S24)

E.	Opt Out of Delaware. We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition. (App S15, S46)

F.	Increases in Common Stock. We will generally support an increase in common stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense. (App R18)

Eagle generally votes against the following anti-takeover proposals, as we believe they diminish shareholder rights.

A.	Fair Price Amendments. We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement. (App N3)

B.	Classified Boards. We generally oppose classified boards because they limit shareholder control. (App N4)

C.	Blank Check Preferred Stock. We generally oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-takeover policies without shareholder approval. (App N2)

D.	Supermajority Provisions. We usually oppose supermajority-voting requirements because they often detract from the majority’s rights to enforce its will. (App N5, S32)

E.	Golden Parachutes. We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements. (App S18)

F.	Poison Pills. We believe poison pill defenses tend to depress the value of shares. Therefore, we will vote for proposals requiring (1) shareholder ratification of poison pills, (2) sunset provision for existing poison pills, and (3) shareholder vote on redemption of poison pills. (App N1)

G.	Reincorporation. We oppose reincorporation in another state in order to take advantage of a stronger anti-takeover statute. (App S15)

H.	Shareholder Rights. We oppose proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority. (App S26-S30)

Eagle generally votes on other corporate governance issues as follows:

A.	Other Business. Absent any compelling grounds, we usually authorize management to vote in its discretion. (App R22)

B.	Differential Voting Rights. We usually vote against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares. (App N27)

C.	Directors-Share Ownership. While we view some share ownership by directors as having a positive effect, we will usually vote against proposals requiring directors to own a specific number of shares. (App S5)

D.	Independent Directors. While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board. (App S11)

E.	Preemptive Rights. We generally vote against preemptive rights proposals, as they may tend to limit share ownership, and they limit management’s flexibility to raise capital. (App N21, S25)

F.	Employee Stock Ownership Plans (ESOPs). We evaluate ESOPs on a case-by-case basis. We usually vote for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, we examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. We may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. We vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device. (App R21)

III. Compensation and Stock Option Plans

We review compensation plan proposals on a case-by-case basis. We believe that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so we generally tend to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, we may vote in opposition.

With respect to compensation plans which utilize stock options or stock incentives, our analyses generally have lead us to vote with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company’s stock for the award of options, we may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements. (App N7)

IV. Social Issues

Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, we have found that management generally analyzes such issues on the same basis, and so we generally support management’s recommendations on social issue proposals. (App S40-S65)

Examples of proposals in this category include:

1.	Anti-Abortion.
2.	Affirmative Action.
3.	Animal Rights.
a.	Animal Testing.
b.	Animal Experimentation.
c.	Factory Farming.
4.	Chemical Releases.
5.	El Salvador.
6.	Environmental Issues.
a.	CERES Principles.
b.	Environmental Protection.
7.	Equal Opportunity.
8.	Discrimination.
9.	Government Service.
10.	Infant Formula.
11.	Israel.
12.	Military Contracts.
13.	Northern Ireland.
a.	MacBride Principles.
14.	Nuclear Power.
a.	Nuclear Waste.
b.	Nuclear Energy Business.
15.	Planned Parenthood Funding.
16.	Political Contributions.
17.	South Africa.
a.	Sullivan Principles.
18.	Space Weapons.
19.	Tobacco-Related Products.
20.	World Debt.

VII. Conflicts of Interest

Investment advisers who vote client proxies may, from time to time, be faced with situations which present the adviser with a potential conflict of interest. For example, a conflict of interest could exist where Eagle, or an affiliate, provides investment advisory services, or brokerage or underwriting services, to a company whose management is soliciting proxies, and a vote against management could harm Eagle’s, or the affiliate’s, business relationship with that company. Potential conflicts of interest may also arise where Eagle has business or personal relationships with other proponents of proxy proposals, participants in proxy contests, or corporate directors or candidates for directorships.

Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle’s proxy votes are cast as prescribed by our guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle’s Guidelines, Eagle’s Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle’s overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.

VIII. Record Keeping

The following documents related to Proxy Voting are kept by Eagle Compliance in accordance with Rule 204-2 of the Investment Advisers Act.

➢	Copy of each proxy statement received.
➢	Record of each vote cast.
➢	Copy of any documents created by Eagle that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.
➢	Copy of each written client request for information on how Eagle voted proxies on behalf of the client.
➢	Copy of all written responses by Eagle to client who requested (written or oral) information on how the Eagle voted proxies on behalf of the client.

Attached is appendix A which details Eagle’s proxy voting guidelines for Routine, Non-Routine and Non-Routine Shareholder proposals.

Appendix A

List Of Affiliates

Eagle is affiliated with the following broker/dealers and investment advisors:

1)	Raymond James & Associates, Inc.
2)	Raymond James Financial Services, Inc.
3)	Heritage Asset Management, Inc. a corporation, acts as investment advisor to the Heritage Family of Mutual Funds sponsored by Raymond James & Associates, Inc. including Heritage Cash Trust, consisting of a money market fund and a municipal money market fund; Heritage Capital Appreciation Trust, an equity fund; Heritage Income-Growth Trust, an income-growth fund; Heritage Income Trust, consisting of a high yield bond fund and an intermediate government fund and Heritage Series Trust, consisting of: Small Cap Stock Fund, MidCap Growth Fund, Growth Equity Fund, Value Equity Fund, Aggressive Growth Fund, Technology Fund and International Equity Portfolio. These funds are registered investment companies under the Investment Company Act of 1940. Shares of these funds are sold in all states by Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and various outside broker/dealers.

4)	Awad Asset Management, Inc. a subsidiary of Raymond James Financial, Inc.

5)	Planning Corporation of America (PCA), a general insurance agency which represents numerous insurance companies.

Through the holding company, Eagle is also affiliated with the following entities:

a)	RJ Leasing, Inc.—engaged in the leasing business, and acts as General Partner in various leasing programs.
b)	RJ Health Properties, Inc.—engaged in purchase, sales and leasing of nursing homes and acts as General Partner in various partnerships.
c)	RJ Properties, Inc.—engaged in the real estate business as a general or co-general partner for limited partnerships sold through the various affiliates of Raymond James Financial, Inc.
d)	RJ Equities, Inc.—acts as General Partner in various partnerships.
e)	Raymond James Bank, FSB.
f)	Raymond James Trust Services Group: RJ Trust Company, Sound Trust Company.
g)	Raymond James Financial International Limited, a broker-dealer based in London.
h)	Raymond James Global Securities, a broker-dealer based in the British Virgin Islands.

Proxy Voting Policies Of

JP Morgan Investment Management, Inc.

The investment adviser entities that comprise JPMorgan Fleming Asset Management (“JPMFAM”), including J.P. Morgan Investment Management Inc. (“JPMIM”), may be granted by their clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMFAM has adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues. The JPMorgan Funds, with the exception of JPMorgan Value Opportunities Fund, JPMorgan Multi-Manager Small Cap Growth Fund and the portion of the JPMorgan Multi-Manager Small Cap Value Fund not sub-advised by JPMIM, have granted JPMIM the authority to vote proxies for the Funds in accordance with these Procedures and Guidelines.* The JPMorgan Value Opportunities Fund votes proxies in accordance with its own voting policies. The JPMorgan Multi-Manager Small Cap Growth Fund and the portion of the JPMorgan Multi-Manager Small Cap Value Fund that is not sub-advised by JPMIM, vote proxies in accordance with the voting policies of their subadvisers.

JPMFAM currently has separate guidelines for each of the following regions: (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan. As a general rule, in voting proxies of a particular security, each JPMFAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, each JPMFAM advisory entity has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. Each proxy committee will meet periodically to review general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by the relevant JPMFAM entity. The procedures permit an independent proxy voting service to perform certain services otherwise carried out or coordinated by the proxy administrator.

A copy of the JPMFAM Global Proxy Voting Procedures and Guidelines, the JPMorgan Value Opportunities Fund Proxy Voting Procedures and Policy and the policies of the subadvisers to the JPMorgan Multi-Manager Small Cap Growth Fund and the JPMorgan Multi-Manager Small Cap Value Fund are available upon request by contacting our Service Center at 1-800-348-4782.

* The JPMorgan Multi-Manager Funds are only available through JPMorgan Private Bank.

[GRAPHIC REMOVED HERE	]

APPENDIX C

[List of 5% shareholders to be inserted]

C-1

PART C: OTHER INFORMATION

Item 23.	Exhibits:

(a	)	Trust Instrument

(a	)(1)	Agreement and Declaration of Trust of Registrant (filed herewith)

(a	)(2)	Certificate of Trust of Registrant (filed herewith)

(b	)	By-laws of Registrant (filed herewith)

(c	)	None other than provisions contained in Exhibit (a)(1) and (b)

(d	)	Investment Advisory Contracts

(d	)(1)	Form of Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company (“AXA Equitable”) (filed herewith)

(d	)(2)	Form of Investment Advisory Agreement between AXA Equitable and each Subadviser (filed herewith)

(e	)	Underwriting Contracts

(e	)(1)	Form of Distribution Agreement between Registrant and Enterprise Fund Distributors, Inc. (“EFD”) (filed herewith)

(f	)	Deferred Compensation Plan (to be filed)

(g	)	Form of Global Custody Agreement between Registrant and JP Morgan Chase Bank (filed herewith)

(h	)	Other Material Contracts

(h	)(1)	Form of Mutual Funds Service Agreement between Registrant and AXA Equitable (filed herewith)

(h	)(2)	Form of Transfer Agency Services Agreement between Registrant and Boston Financial Data Services, Inc. (filed herewith)

(h	)(3)	Form of Expense Limitation Agreement between Registrant and AXA Equitable (filed herewith)

(i	)	Legal Opinions

(i	)(1)	Legal Opinion of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (to be filed)

(j	)	Other Consents

(j	)(1)	Consent of Independent Accountant (to be filed)

(j	)(2)	Powers of Attorney (to be filed)

(k	)	Omitted Financial Statements (not applicable)

(l	)	Initial Capital Agreement (to be filed)

(m	)	Rule 12b-1 Plans

(m	)(1)	Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class A shares of the Registrant (filed herewith)

(m	)(2)	Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant (filed herewith)

(m	)(3)	Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class C shares of the Registrant (filed herewith)

(n	)	Form of Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940 (filed herewith)

(o	)	Reserved

(p	)	Codes of Ethics

(p	)(1)	Code of Ethics of the Registrant and AXA Equitable (to be filed)

(p	)(2)	Code of Ethics of EFD (to be filed)

(p	)(3)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. (to be filed)

(p	)(4)	Code of Ethics of Boston Advisors, Inc. (to be filed)

(p	)(5)	Code of Ethics of Caywood-Scholl Capital Management (to be filed)

(p	)(6)	Code of Ethics of Eagle Asset Management, Inc. (to be filed)

(p	)(7)	Code of Ethics of GAMCO Investors, Inc. (to be filed)

(p	)(8)	Code of Ethics of J.P. Morgan Investment Management, Inc. (to be filed)

(p	)(9)	Code of Ethics of Marsico Capital Management, LLC (to be filed)

(p	)(11)	Code of Ethics of MBIA Capital Management Corp. (to be filed)

(p	)(12)	Code of Ethics of Montag & Caldwell, Inc. (to be filed)

(p	)(13)	Code of Ethics of MONY Capital Management, Inc. (to be filed)

(p	)(14)	Code of Ethics of Pacific Investment Management Company, LLC (to be filed)

(p	)(15)	Code of Ethics of Rockefeller & Co. Inc. (to be filed)

(p	)(16)	Code of Ethics of Sanford C. Bernstein & Co., LLC (to be filed)

(p	)(18)	Code of Ethics of SSgA Funds Management, Inc. (to be filed)

(p	)(19)	Code of Ethics of TCW Investment Management Company (to be filed)

(p	)(20)	Code of Ethics of UBS Global Asset Management (Americas) Inc. (to be filed)

(p	)(21)	Code of Ethics of Wellington Management Company, LLP (to be filed)

2

Item 24.	Persons Controlled by or under Common Control with Registrant

None.

Item 25.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant provides that:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant provides that:

Section 5. Amendments. . . . Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. . . .

3

Section 7. Applicable Law. (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. . . . (b) Notwithstanding the first sentence of Section 7(a) of this Article IX, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: . . . (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

Article X of the By-Laws of the Registrant provides that:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

AXA Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The description of AXA Equitable under the caption of “Management of the Trust” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of AXA Equitable set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) is incorporated herein by reference. AXA Equitable, with the approval of the Registrant’s board of trustees, selects sub-advisers for each fund of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the funds.

Barrow, Hanley, Mewhinney & Strauss, Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Barrow, Hanley, Mewhinney & Strauss, Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Barrow, Hanley, Mewhinney & Strauss set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-31237) is incorporated herein by reference.

Boston Advisors, Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Boston Advisors, Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Boston Advisors, Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18130) is incorporated herein by reference.

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Caywood-Scholl Capital Management serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Caywood-Scholl Capital Management under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Caywood-Scholl Capital Management set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57906) is incorporated herein by reference.

Eagle Asset Management, Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Eagle Asset Management under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Eagle Asset Management set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21343) is incorporated herein by reference.

GAMCO Investors, Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of GAMCO Investors, Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of GAMCO Investors, Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) is incorporated herein by reference.

J.P. Morgan Investment Management, LLC serves as a sub-adviser to AXA Enterprise Funds Trust. The description of J.P. Morgan Investment Management, LLC under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of J.P. Morgan Investment Management, LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) is incorporated herein by reference.

Marsico Capital Management, LLC serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Marsico Capital Management, LLC under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico Capital Management, LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

MBIA Capital Management Corp. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of MBIA Capital Management Corp. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MBIA Capital Management Corp. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46649) is incorporated herein by reference.

Montag & Caldwell, Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Montag & Caldwell, Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Montag & Caldwell, Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15398) is incorporated herein by reference.

MONY Capital Management, Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of MONY Capital Management, Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MONY Capital Management, Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60166) is incorporated herein by reference.

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Company, LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.

Rockefeller & Co., Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Rockefeller & Co. Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Rockefeller & Co. Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15106) is incorporated herein by reference.

Sanford C. Bernstein & Co., LLC serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Sanford C. Bernstein & Co., LLC under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Sanford C. Bernstein & Co., LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57937) is incorporated herein by reference.

SSgA Funds Management, Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of SSgA Funds Management, Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of SSgA Funds Management, Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) is incorporated herein by reference.

TCW Investment Management Company serves as a sub-adviser to AXA Enterprise Funds Trust. The description of TCW Investment Management Company under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of TCW Investment Management Company set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) is incorporated herein by reference.

UBS Global Asset Management (Americas) Inc. serves as a sub-adviser to AXA Enterprise Funds Trust. The description of UBS Global Asset Management (Americas) Inc. under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of UBS Global Asset Management (Americas) Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34910) is incorporated herein by reference.

Wellington Management Company, LLP serves as a sub-adviser to AXA Enterprise Funds Trust. The description of Wellington Management Company, LLP under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and offers of Wellington Management Company, LLP set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated herein by reference.

Item 27.	Principal Underwriter

(a) Enterprise Fund Distributors, Inc. (“EFD”) is the principal underwriter. EFD also serves as a principal underwriter for the following entities: AXA Enterprise Multimanager Funds Trust.

(b) Set forth below is certain information regarding the directors and officers of EFD. Except as indicated otherwise, the business address of the persons listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.

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Enterprise Fund Distributors, Inc.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH ENTERPRISE FUND DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS Jerald E. Hampton Steven M. Joenk *James F. Mullery *John A. Schilt, Jr.	Director Director Director Director

OFFICERS Steven M. Joenk *James F. Mullery *John A. Schilt, Jr. *Phillip G. Goff Kenneth T. Kozlowski Patricia Louie	Co-Chairman of the Board Co-Chairman of the Board President Chief Financial Officer Treasurer Assistant Secretary

(c) Inapplicable.

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JP Morgan Chase Bank

4 Chase MetroTech Center

Brooklyn, New York 11245

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Sub-Administrator:

J. P. Morgan Investors Services Co.

73 Tremont Street

Boston, MA 02108

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Sub-advisers:

AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10104	Enterprise Fund Distributors, Inc. Atlanta Financial Center 3343 Peachtree Road N.E. Suite 450 Atlanta, GA 30326

Barrow, Hanley, Mewhinney & Strauss, Inc. 3232 McKinney Avenue, 15th Floor Dallas, TX 75204	Boston Advisors, Inc. One Federal Street, 26th Floor Boston, MA 02110

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Caywood-Scholl Capital Management 4350 Executive Drive, Suite 125 San Diego, CA 92121	Eagle Asset Management, Inc. 880 Carillon Parkway, Street St. Petersburg, FL 33716

GAMCO Investors, Inc. One Corporate Center Rye, NY 10580	J.P. Morgan Investment Management, Inc. 522 Fifth Avenue New York, NY 10036

Marsico Capital Management, LLC 1200 17th Street Suite 1300 Denver, CO 80202	MBIA Capital Management Corp. 113 King Street Armonk, NY 10504

Montag & Caldwell, Inc. 3455 Peachtree Road, N.E. Suite 1200 Atlanta, GA 30326-3248	MONY Capital Management, Inc. 1740 Broadway New York, NY 10019

Sanford C. Bernstein & Co., LLC 1345 Avenue of the Americas New York, NY 10105	Rockefeller & Co., Inc. 30 Rockefeller Plaza 34th Floor New York, NY 10112

TCW Investment Management Company 865 South Figueroa Street Suite 1800 Los Angeles, CA 90017	SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900

UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606 Wellington Management Company, LLP 75 State Street Boston, MA 02109

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

The registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, AXA Enterprise Funds Trust, has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 30th day of December 2004.

AXA ENTERPRISE FUNDS TRUST

By:	/s/ Kenneth T. Kozlowski
	Name:	Kenneth T. Kozlowski
	Title:	President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Kenneth T. Kozlowski Kenneth T. Kozlowski	Trustee	December 30, 2004

/s/ Kenneth B. Beitler Kenneth B. Beitler	Trustee	December 30, 2004

/s/ Patricia Louie Patricia Louie	Trustee	December 30, 2004

EXHIBIT INDEX

Exhibit Number	Description

(a)(1)	Agreement and Declaration of Trust of Registrant

(a)(2)	Certificate of Trust of Registrant

(b)	By-laws of Registrant

(d)(1)	Form of Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company (“AXA Equitable”)

(d)(2)	Form of Investment Advisory Agreement between AXA Equitable and each Subadviser

(e)(1)	Form of Distribution Agreement between Registrant and Enterprise Fund Distributors, Inc.

(g)	Form of Global Custody Agreement between Registrant and JP Morgan Chase Bank

(h)(1)	Form of Mutual Funds Service Agreement between Registrant and AXA Equitable

(h)(2)	Form of Transfer Agency Services Agreement between Registrant and Boston Financial Data Services, Inc.

(h)(3)	Form of Expense Limitation Agreement between Registrant and AXA Equitable

(m)(1)	Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class A shares of the Registrant

(m)(2)	Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant

(m)(3)	Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class C shares of the Registrant

(n)	Form of Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940